UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	February 29, 2024

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 29, 2024
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy.
On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 29, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.93% 30.45%
U.S. small cap equities
(Russell 2000
®
Index)
8.97 10.05
International equities (MSCI
Europe, Australasia, Far East
Index)
9.23 14.41
Emerging market equities
(MSCI Emerging Markets
Index)
4.93 8.73
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.69 5.22
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.58 0.69
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
2.35 3.33
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
4.33 5.42
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 11.01

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
ESG Aware MSCI USA ETF

2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was December 1, 2016. The first day of secondary market trading was December 2, 2016.
Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA
Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................... 13.59% 29.27% 14.49% 14.16% 29.27% 96.74% 161.15%
Fund Market ..................
13.49 29.24 14.45 14.15 – % 29.24 96.37 160.86
Index ....................... 13.61 29.39 14.66 14.35 29.39 98.19 164.30
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,135.90  $ 0.80  $ 1,000.00  $ 1,024.12  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 31.1%
Health Care ................................... 12.8
Financials ..................................... 11.9
Consumer Discretionary ........................... 10.1
Industrials ..................................... 9.3
Communication Services ........................... 8.0
Consumer Staples ............................... 6.2
Energy ....................................... 3.9
Real Estate .................................... 2.5
Materials ..................................... 2.3
Utilities ....................................... 1.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 6.8%
Apple, Inc. .................................... 5.7
NVIDIA Corp. .................................. 4.5
Amazon.com, Inc. ............................... 3.6
Alphabet, Inc., Class C, NVS ........................ 2.6
Meta Platforms, Inc., Class A ........................ 2.3
Eli Lilly & Co. .................................. 1.4
Tesla, Inc. ..................................... 1.3
JPMorgan Chase & Co. ........................... 1.2
Broadcom, Inc. ................................. 1.2
      aaa aa

iShares
®
ESG Aware MSCI USA Growth ETF

Fund Summary
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG Aware MSCI USA Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit growth characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Growth Extended ESG Focus
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 17.42% 47.48% 41.45% 47.48% 45.27%
Fund Market ..............................................
17.45 47.40 41.54 – % 47.40 45.37
Index ................................................... 17.39 47.62  41.34  47.62  45.47
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,174.20  $ 0.97  $ 1,000.00  $ 1,023.97  $ 0.91  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 48.9%
Consumer Discretionary ........................... 13.0
Communication Services ........................... 11.3
Health Care ................................... 9.4
Industrials ..................................... 6.3
Financials ..................................... 4.9
Real Estate .................................... 2.0
Consumer Staples ............................... 1.8
Energy ....................................... 1.4
Materials ..................................... 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 13.2%
Apple, Inc. .................................... 10.8
NVIDIA Corp. .................................. 8.7
Amazon.com, Inc. ............................... 6.7
Alphabet, Inc., Class C, NVS ........................ 4.5
Meta Platforms, Inc., Class A ........................ 4.1
Eli Lilly & Co. .................................. 2.5
Tesla, Inc. ..................................... 2.5
Visa, Inc., Class A ............................... 1.8
Alphabet, Inc., Class A ............................ 1.7
aaa aa

iShares
®
ESG Aware MSCI USA Small-Cap ETF

2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The
Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 10, 2018. The first day of secondary market trading was April 12, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................... 9.04% 10.11% 9.19% 8.76% 10.11% 55.20% 63.99%
Fund Market ..................
8.88 9.93 9.12 8.74 – % 9.93 54.72 63.79
Index ....................... 9.07 10.09 9.27 8.86 10.09 55.77 64.89
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,090.40  $ 0.88  $ 1,000.00  $ 1,024.02  $ 0.86  0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Industrials ..................................... 20.1%
Financials ..................................... 15.1
Consumer Discretionary ........................... 14.7
Information Technology ............................ 13.8
Health Care ................................... 13.4
Real Estate .................................... 5.7
Materials ..................................... 5.0
Energy ....................................... 4.9
Consumer Staples ............................... 3.2
Utilities ....................................... 2.1
Communication Services ........................... 2.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Federal Realty Investment Trust ...................... 0.6%
EMCOR Group, Inc. .............................. 0.5
KBR, Inc. ..................................... 0.4
Casey's General Stores, Inc. ........................ 0.4
Janus Henderson Group PLC ....................... 0.4
Acuity Brands, Inc. ............................... 0.4
U.S. Foods Holding Corp. .......................... 0.4
Nutanix , Inc., Class A ............................. 0.4
Comfort Systems USA, Inc. ......................... 0.4
Ingredion, Inc. .................................. 0.4
aaa aa

iShares
®
ESG Aware MSCI USA Value ETF

Fund Summary
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG Aware MSCI USA Value ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit value characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Value Extended ESG Focus Index
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 9.24% 12.04% 7.16% 12.04% 7.73%
Fund Market ..............................................
9.32 12.03 7.25 – % 12.03 7.83
Index ................................................... 9.35 12.28 7.32 12.28 7.95
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,092.40  $ 0.94  $ 1,000.00  $ 1,023.97  $ 0.91  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 17.9%
Health Care ................................... 17.1
Information Technology ............................ 13.2
Industrials ..................................... 13.1
Consumer Staples ............................... 10.3
Energy ....................................... 7.0
Consumer Discretionary ........................... 5.9
Materials ..................................... 4.4
Utilities ....................................... 3.9
Real Estate .................................... 3.8
Communication Services ........................... 3.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
JPMorgan Chase & Co. ........................... 2.5%
UnitedHealth Group, Inc. ........................... 2.5
Broadcom, Inc. ................................. 2.4
Home Depot, Inc. (The) ........................... 2.2
Coca-Cola Co. (The) ............................. 1.8
Johnson & Johnson .............................. 1.7
Procter & Gamble Co. (The) ........................ 1.6
Merck & Co., Inc. ................................ 1.5
Texas Instruments, Inc. ............................ 1.4
Chevron Corp. .................................. 1.4
aaa aa

iShares
®
ESG MSCI USA Leaders ETF

2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA
Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 15.02% 34.01% 15.27% 34.01% 98.24%
Fund Market ..............................................
14.95 34.09 15.27 – % 34.09 98.27
Index ................................................... 15.01 34.08 15.37 34.08 99.04
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,150.20  $ 0.53  $ 1,000.00  $ 1,024.37  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 33.1%
Health Care ................................... 12.3
Financials ..................................... 12.1
Consumer Discretionary ........................... 9.7
Communication Services ........................... 9.6
Industrials ..................................... 9.1
Consumer Staples ............................... 5.6
Materials ..................................... 2.8
Real Estate .................................... 2.5
Energy ....................................... 2.2
Utilities ....................................... 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 12.7%
NVIDIA Corp. .................................. 8.5
Alphabet, Inc., Class A ............................ 3.6
Alphabet, Inc., Class C, NVS ........................ 3.1
Eli Lilly & Co. .................................. 2.6
Tesla, Inc. ..................................... 2.5
Visa, Inc., Class A ............................... 1.9
Mastercard , Inc., Class A ........................... 1.7
Johnson & Johnson .............................. 1.7
Home Depot, Inc. (The) ........................... 1.6
aaa aa

iShares
®
Paris-Aligned Climate MSCI USA ETF

Fund Summary
Fund Summary
as of February 29, 2024
Investment Objective
The iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI USA
Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was February 8, 2022. The first day of secondary market trading was February 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 13.21% 31.32% 6.51% 31.32% 13.84%
Fund Market ..............................................
12.79 30.75 6.35 – % 30.75 13.48
Index ................................................... 13.25 31.41 6.56 31.41 13.98
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,132.10  $ 0.53  $ 1,000.00  $ 1,024.37  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 34.9%
Health Care ................................... 15.3
Financials ..................................... 13.0
Consumer Discretionary ........................... 11.0
Communication Services ........................... 7.6
Real Estate .................................... 7.2
Industrials ..................................... 6.1
Consumer Staples ............................... 1.7
Utilities ....................................... 1.7
Materials ..................................... 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 7.6%
Apple, Inc. .................................... 6.9
NVIDIA Corp. .................................. 5.4
Amazon.com, Inc. ............................... 3.7
Meta Platforms, Inc., Class A ........................ 2.4
Alphabet, Inc., Class C, NVS ........................ 2.2
Eli Lilly & Co. .................................. 2.0
Tesla, Inc. ..................................... 1.9
Visa, Inc., Class A ............................... 1.8
Broadcom, Inc. ................................. 1.6
aaa aa

About Fund Performance

2024
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Axon Enterprise, Inc.
(a)
..................... 78,613 $ 24,163,278
Huntington Ingalls Industries, Inc. .............. 135,551 39,529,382
RTX Corp. ............................. 674,040 60,441,167
124,133,827
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 388,515 28,781,191
Expeditors International of Washington, Inc. ....... 342,372 40,947,691
FedEx Corp. ............................ 57,364 14,281,915
United Parcel Service, Inc. , Class B ............ 173,772 25,763,437
109,774,234
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 183,887 14,617,178
a
Automobiles  —  1 .4%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 810,220 9,171,690
Tesla, Inc.
(a)
............................. 860,930 173,804,549
182,976,239
a
Banks  —  2 .9%
Bank of America Corp. ..................... 2,205,313 76,127,405
Citigroup, Inc. ........................... 817,881 45,384,217
Huntington Bancshares, Inc. ................. 1,654,595 21,575,919
JPMorgan Chase & Co. .................... 854,567 159,000,736
PNC Financial Services Group, Inc. (The) ........ 256,258 37,721,177
Regions Financial Corp. .................... 970,436 18,079,223
Truist Financial Corp. ...................... 441,644 15,448,707
U.S. Bancorp ........................... 423,610 17,774,675
391,112,059
a
Beverages  —  1 .7%
Coca-Cola Co. (The) ...................... 2,102,767 126,208,075
Keurig Dr Pepper, Inc. ..................... 831,230 24,862,089
Molson Coors Beverage Co. , Class B ........... 325,320 20,306,475
PepsiCo, Inc. ........................... 356,525 58,947,844
230,324,483
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 390,397 68,729,392
Alnylam Pharmaceuticals, Inc.
(a)
............... 89,842 13,574,228
Amgen, Inc. ............................ 206,424 56,525,084
Biogen, Inc.
(a)
........................... 60,286 13,081,459
Gilead Sciences, Inc. ...................... 872,842 62,931,908
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 33,191 32,065,493
Vertex Pharmaceuticals, Inc.
(a)
................ 73,291 30,836,455
277,744,019
a
Broadline Retail  —  3 .7%
Amazon.com, Inc.
(a)
....................... 2,724,570 481,594,993
MercadoLibre, Inc.
(a)
....................... 14,561 23,229,164
504,824,157
a
Building Products  —  1 .3%
Allegion PLC ............................ 99,737 12,753,370
Carrier Global Corp. ....................... 419,639 23,323,536
Fortune Brands Innovations, Inc. .............. 260,664 21,202,410
Johnson Controls International PLC ............ 303,821 18,007,471
Lennox International, Inc. ................... 55,168 25,995,713
Owens Corning .......................... 94,374 14,135,338
Trane Technologies PLC .................... 199,621 56,287,133
171,704,971
a
Security Shares Value
a
Capital Markets  —  2 .8%
Bank of New York Mellon Corp. (The) ........... 755,804 $ 42,393,046
BlackRock, Inc.
(c)
......................... 29,866 24,231,480
Cboe Global Markets, Inc. ................... 70,745 13,583,040
Charles Schwab Corp. (The) ................. 380,699 25,423,079
FactSet Research Systems, Inc. ............... 53,236 24,625,909
Goldman Sachs Group, Inc. (The) ............. 102,843 40,011,069
Moody's Corp. ........................... 108,997 41,355,642
Morgan Stanley .......................... 638,478 54,934,647
Nasdaq, Inc. ............................ 370,201 20,805,296
Northern Trust Corp. ....................... 165,201 13,567,958
S&P Global, Inc. ......................... 157,023 67,265,513
State Street Corp. ........................ 182,193 13,433,090
381,629,769
a
Chemicals  —  1 .5%
Dow, Inc. .............................. 519,540 29,031,895
Ecolab, Inc. ............................ 248,708 55,919,507
International Flavors & Fragrances, Inc. .......... 199,014 15,025,557
Linde PLC ............................. 108,311 48,612,143
LyondellBasell Industries NV , Class A ........... 203,835 20,440,574
PPG Industries, Inc. ....................... 166,899 23,632,898
Sherwin-Williams Co. (The) .................. 42,731 14,187,974
206,850,548
a
Commercial Services & Supplies  —  0 .2%
Veralto Corp. ............................ 309,971 26,787,694
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 82,199 22,813,510
Cisco Systems, Inc. ....................... 1,220,611 59,040,954
Juniper Networks, Inc. ..................... 357,729 13,246,705
95,101,169
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 62,464 15,085,681
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 24,464 14,133,097
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 248,015 54,419,451
Capital One Financial Corp. .................. 96,254 13,245,513
Discover Financial Services .................. 214,402 25,878,322
Synchrony Financial ....................... 622,847 25,723,581
119,266,867
a
Consumer Staples Distribution & Retail  —  1 .4%
Costco Wholesale Corp. .................... 137,425 102,229,083
Dollar Tree, Inc.
(a)
......................... 92,119 13,512,015
Kroger Co. (The) ......................... 581,160 28,831,347
Sysco Corp. ............................ 166,145 13,452,761
Target Corp. ............................ 216,590 33,120,943
191,146,149
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 212,710 13,617,694
International Paper Co. ..................... 367,749 13,003,605
26,621,299
a
Distributors  —  0 .2%
LKQ Corp. ............................. 617,785 32,303,978
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 1,464,719 $ 24,797,693
Verizon Communications, Inc. ................ 1,563,618 62,575,992
87,373,685
a
Electric Utilities  —  0 .9%
Edison International ....................... 252,637 17,184,369
Eversource Energy ....................... 576,932 33,865,908
Exelon Corp. ............................ 611,333 21,910,175
NextEra Energy, Inc. ...................... 834,295 46,044,741
119,005,193
a
Electrical Equipment  —  0 .2%
Eaton Corp. PLC ......................... 84,162 24,322,818
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 216,451 33,398,389
Trimble, Inc.
(a) (b)
.......................... 219,132 13,408,687
46,807,076
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 465,404 13,771,304
Schlumberger Ltd. ........................ 557,079 26,923,628
40,694,932
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 153,556 21,417,991
Netflix, Inc.
(a) (b)
........................... 114,448 69,002,988
Walt Disney Co. (The) ..................... 640,638 71,482,388
161,903,367
a
Financial Services  —  2 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 120,343 49,268,424
Fidelity National Information Services, Inc. ........ 373,659 25,853,466
Fiserv, Inc.
(a)
............................ 122,527 18,289,605
Mastercard, Inc. , Class A .................... 275,450 130,772,642
PayPal Holdings, Inc.
(a) (b)
.................... 268,243 16,185,783
Visa, Inc. , Class A ........................ 503,415 142,285,216
382,655,136
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 246,174 13,074,301
Bunge Global SA ......................... 271,461 25,617,775
Campbell Soup Co. ....................... 318,652 13,587,321
General Mills, Inc. ........................ 791,733 50,813,424
Hormel Foods Corp. ....................... 455,623 16,092,604
Kellanova .............................. 1,032,753 56,956,328
Kraft Heinz Co. (The) ...................... 803,189 28,336,508
McCormick & Co., Inc. , NVS ................. 199,667 13,749,070
218,227,331
a
Ground Transportation  —  0 .9%
JB Hunt Transport Services, Inc. .............. 62,446 12,883,234
Old Dominion Freight Line, Inc. ............... 34,970 15,473,526
Uber Technologies, Inc.
(a)
................... 525,626 41,787,267
Union Pacific Corp. ....................... 198,674 50,401,607
120,545,634
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 115,846 13,743,970
Cooper Cos., Inc. The ...................... 278,778 26,093,621
Dexcom, Inc.
(a)
.......................... 116,641 13,421,880
Edwards Lifesciences Corp.
(a)
................ 507,386 43,061,850
GE HealthCare Technologies, Inc. ............. 153,533 14,014,492
Hologic, Inc.
(a)
........................... 178,996 13,209,905
IDEXX Laboratories, Inc.
(a)
................... 75,483 43,420,086
Intuitive Surgical, Inc.
(a)
..................... 99,215 38,257,304
STERIS PLC ............................ 103,376 24,077,304
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................... 38,189 $ 13,330,634
Teleflex, Inc. ............................ 52,608 11,720,536
Zimmer Biomet Holdings, Inc. ................ 105,939 13,174,574
267,526,156
a
Health Care Providers & Services  —  3 .1%
Cardinal Health, Inc. ....................... 196,793 22,036,880
Cencora, Inc. ........................... 129,842 30,590,775
Centene Corp.
(a)
......................... 205,039 16,081,209
Cigna Group (The) ........................ 124,959 42,003,718
Elevance Health, Inc. ...................... 92,916 46,574,145
HCA Healthcare, Inc. ...................... 56,816 17,709,547
Humana, Inc. ........................... 35,994 12,609,418
Laboratory Corp. of America Holdings ........... 60,969 13,158,939
McKesson Corp. ......................... 73,654 38,403,932
Molina Healthcare, Inc.
(a)
.................... 32,880 12,951,761
Quest Diagnostics, Inc. ..................... 131,737 16,452,634
UnitedHealth Group, Inc. .................... 314,536 155,254,970
423,827,928
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 272,262 25,091,666
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 60,209 13,577,732
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a)
...................... 86,597 13,636,430
Booking Holdings, Inc.
(a)
.................... 12,948 44,914,411
Chipotle Mexican Grill, Inc.
(a)
................. 7,733 20,792,258
DoorDash, Inc. , Class A
(a)
................... 113,841 14,181,173
Hilton Worldwide Holdings, Inc.
(b)
.............. 98,951 20,217,668
McDonald's Corp. ........................ 186,332 54,461,117
Starbucks Corp. .......................... 405,203 38,453,765
Vail Resorts, Inc. ......................... 82,283 18,950,598
225,607,420
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 93,288 13,940,959
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 284,203 28,454,404
Clorox Co. (The) ......................... 201,035 30,820,676
Kimberly-Clark Corp. ...................... 304,908 36,945,702
Procter & Gamble Co. (The) ................. 637,986 101,401,495
197,622,277
a
Industrial Conglomerates  —  1 .2%
3M Co. ................................ 463,302 42,679,380
General Electric Co. ....................... 395,121 61,990,534
Honeywell International, Inc. ................. 295,491 58,722,926
163,392,840
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 207,309 27,628,070
a
Insurance  —  2 .4%
Assurant, Inc. ........................... 76,029 13,795,462
Chubb Ltd. ............................. 52,647 13,249,670
Hartford Financial Services Group, Inc. (The) ...... 356,869 34,202,325
Marsh & McLennan Companies, Inc. ............ 137,416 27,795,134
MetLife, Inc. ............................ 466,637 32,543,264
Principal Financial Group, Inc. ................ 165,018 13,343,355
Progressive Corp. (The) .................... 276,912 52,491,439
Prudential Financial, Inc. .................... 690,133 75,217,596
Travelers Companies, Inc. (The) ............... 190,330 42,055,317

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 47,632 $ 12,984,960
317,678,522
a
Interactive Media & Services  —  5 .6%
Alphabet, Inc. , Class A
(a)
.................... 737,325 102,090,019
Alphabet, Inc. , Class C , NVS
(a)
................ 2,480,023 346,657,615
Meta Platforms, Inc. , Class A ................. 622,337 305,026,034
753,773,668
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 188,922 70,804,187
Akamai Technologies, Inc.
(a)
.................. 120,961 13,416,994
Gartner, Inc.
(a)
........................... 49,299 22,951,643
International Business Machines Corp. .......... 388,693 71,919,866
MongoDB, Inc. , Class A
(a)
................... 33,735 15,099,111
Snowflake, Inc. , Class A
(a)
................... 88,350 16,634,538
Twilio, Inc. , Class A
(a)
...................... 225,413 13,432,361
224,258,700
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 337,797 16,987,811
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 139,838 19,208,148
Avantor, Inc.
(a) (b)
.......................... 555,847 13,696,070
Danaher Corp. .......................... 297,455 75,297,759
IQVIA Holdings, Inc.
(a)
...................... 110,096 27,211,327
Mettler-Toledo International, Inc.
(a)
............. 11,123 13,872,828
Repligen Corp.
(a)
......................... 63,366 12,292,370
Thermo Fisher Scientific, Inc. ................. 58,853 33,556,804
Waters Corp.
(a)
.......................... 63,385 21,387,367
West Pharmaceutical Services, Inc. ............ 38,762 13,890,750
230,413,423
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 149,823 50,034,889
CNH Industrial N.V. ....................... 1,601,093 19,133,061
Cummins, Inc. ........................... 136,541 36,676,278
Deere & Co. ............................ 86,311 31,507,831
Dover Corp. ............................ 81,832 13,533,376
IDEX Corp. ............................. 58,077 13,700,364
Ingersoll Rand, Inc. ....................... 159,036 14,524,758
Pentair PLC ............................ 591,143 45,985,014
Xylem, Inc. ............................. 259,988 33,031,476
258,127,047
a
Media  —  0 .6%
Comcast Corp. , Class A .................... 856,247 36,690,184
Fox Corp. , Class B ........................ 497,794 13,629,600
Interpublic Group of Companies, Inc. (The) ....... 407,099 12,782,908
Paramount Global , Class B , NVS .............. 1,100,568 12,150,271
75,252,963
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 340,126 12,860,164
Newmont Corp. .......................... 495,435 15,482,344
Nucor Corp. ............................ 117,453 22,586,212
Steel Dynamics, Inc. ....................... 107,179 14,342,694
65,271,414
a
Multi-Utilities  —  0 .7%
CMS Energy Corp. ........................ 345,033 19,794,543
Consolidated Edison, Inc. ................... 151,279 13,193,042
Public Service Enterprise Group, Inc. ........... 1,078,437 67,294,469
100,282,054
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 163,059 $ 25,306,757
Chevron Corp. ........................... 558,679 84,924,795
ConocoPhillips .......................... 467,267 52,586,228
EQT Corp. ............................. 380,600 14,139,290
Exxon Mobil Corp. ........................ 639,050 66,793,506
Hess Corp. ............................. 428,434 62,444,255
Kinder Morgan, Inc. , Class P ................. 1,966,484 34,197,157
ONEOK, Inc. ............................ 468,764 35,213,552
Ovintiv, Inc. ............................. 521,239 25,754,419
Phillips 66 .............................. 172,126 24,529,676
Pioneer Natural Resources Co. ............... 109,393 25,728,140
Targa Resources Corp. ..................... 227,333 22,333,194
Valero Energy Corp. ....................... 94,648 13,388,906
487,339,875
a
Pharmaceuticals  —  3 .8%
Bristol-Myers Squibb Co. .................... 459,938 23,341,853
Eli Lilly & Co. ........................... 249,107 187,746,964
Johnson & Johnson ....................... 633,548 102,241,976
Merck & Co., Inc. ......................... 700,882 89,117,146
Pfizer, Inc. ............................. 1,458,010 38,724,746
Zoetis, Inc. , Class A ....................... 332,887 66,021,479
507,194,164
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 326,142 81,904,040
Broadridge Financial Solutions, Inc. ............ 153,784 31,307,347
Dayforce, Inc.
(a) (b)
......................... 180,277 12,576,124
Paychex, Inc. ........................... 107,050 13,126,471
138,913,982
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 396,890 36,470,222
a
Semiconductors & Semiconductor Equipment  —  9 .8%
Advanced Micro Devices, Inc.
(a)
............... 509,921 98,175,090
Applied Materials, Inc. ..................... 399,904 80,628,644
Broadcom, Inc. .......................... 119,587 155,521,698
Enphase Energy, Inc.
(a)
..................... 100,148 12,719,797
First Solar, Inc.
(a) (b)
........................ 84,132 12,947,073
Intel Corp. ............................. 1,678,556 72,261,836
Lam Research Corp. ...................... 58,993 55,350,182
Marvell Technology, Inc. .................... 343,413 24,608,976
Micron Technology, Inc. ..................... 284,957 25,819,954
NVIDIA Corp. ........................... 759,235 600,645,993
NXP Semiconductors NV ................... 186,870 46,667,045
QUALCOMM, Inc. ........................ 253,902 40,063,197
Texas Instruments, Inc. ..................... 606,735 101,524,968
1,326,934,453
a
Software  —  12 .1%
Adobe, Inc.
(a)
............................ 179,787 100,731,060
ANSYS, Inc.
(a)
........................... 45,270 15,127,876
Atlassian Corp. , Class A
(a)
................... 70,441 14,610,872
Autodesk, Inc.
(a) (b)
......................... 187,086 48,299,993
Cadence Design Systems, Inc.
(a)
.............. 107,832 32,821,904
Crowdstrike Holdings, Inc. , Class A
(a)
............ 40,114 13,002,953
Fair Isaac Corp.
(a)
......................... 10,302 13,082,613
Gen Digital, Inc. .......................... 618,305 13,287,374
HubSpot, Inc.
(a)
.......................... 25,297 15,654,037
Intuit, Inc. .............................. 124,727 82,680,281
Microsoft Corp. .......................... 2,208,249 913,420,116
Oracle Corp. ............................ 496,368 55,434,378
Palo Alto Networks, Inc.
(a) (b)
.................. 103,894 32,264,282
PTC, Inc.
(a)
............................. 107,994 19,763,982
Salesforce, Inc.
(a)
......................... 337,957 104,367,881

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 72,031 $ 55,560,392
Splunk, Inc.
(a)
........................... 128,296 20,042,401
Synopsys, Inc.
(a)
......................... 58,831 33,753,110
Workday, Inc. , Class A
(a)
.................... 127,584 37,593,901
Zscaler, Inc.
(a)
........................... 52,252 12,643,416
1,634,142,822
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 254,608 50,631,347
Crown Castle, Inc. ........................ 452,884 49,790,067
Digital Realty Trust, Inc. .................... 215,938 31,701,858
Equinix, Inc. ............................ 64,162 57,028,469
Iron Mountain, Inc. ........................ 298,142 23,445,887
SBA Communications Corp. , Class A ............ 99,533 20,825,289
Weyerhaeuser Co. ........................ 486,017 16,709,264
250,132,181
a
Specialty Retail  —  2 .2%
Best Buy Co., Inc. ........................ 343,400 27,774,192
Home Depot, Inc. (The) .................... 380,357 144,767,678
Lowe's Companies, Inc. .................... 215,543 51,874,734
TJX Companies, Inc. (The) .................. 134,748 13,358,917
Tractor Supply Co. ........................ 74,778 19,017,541
Ulta Beauty, Inc.
(a)
........................ 24,822 13,616,356
Williams-Sonoma, Inc. ..................... 86,023 20,260,997
290,670,415
a
Technology Hardware, Storage & Peripherals  —  6 .3%
Apple, Inc. ............................. 4,273,445 772,425,184
Dell Technologies, Inc. , Class C ............... 156,832 14,845,717
Hewlett Packard Enterprise Co. ............... 1,707,810 26,009,946
HP, Inc. ............................... 462,110 13,091,577
Seagate Technology Holdings PLC ............. 150,903 14,041,524
Western Digital Corp.
(a)
..................... 244,577 14,544,994
854,958,942
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 36,870 33,020,403
Lululemon Athletica, Inc.
(a)
................... 44,917 20,980,282
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Nike, Inc. , Class B ........................ 127,593 $ 13,260,740
67,261,425
a
Trading Companies & Distributors  —  0 .7%
Ferguson PLC ........................... 236,699 50,050,003
United Rentals, Inc. ....................... 22,588 15,659,583
WW Grainger, Inc. ........................ 30,510 29,700,265
95,409,851
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 116,336 13,790,469
Essential Utilities, Inc. ...................... 405,441 14,101,238
27,891,707
a
Total Long-Term Investments — 99.6%
(Cost: $ 11,604,417,645 ) .............................. 13,435,253,279
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 53,803,814 53,830,717
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 40,191,142 40,191,142
a
Total Short-Term Securities — 0.7%
(Cost: $ 94,011,049 ) ................................. 94,021,859
Total Investments — 100.3%
(Cost: $ 11,698,428,694 ) .............................. 13,529,275,138
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (43,589,472)
Net Assets — 100.0% ................................. $ 13,485,685,666
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 51,503,808 $ 2,334,057
(a)
$ — $ (11,468) $ 4,320 $ 53,830,717 53,803,814 $ 73,428
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 68,480,952 — (28,289,810)
(a)
— — 40,191,142 40,191,142 1,151,741 —
BlackRock, Inc. .. 21,839,335 3,384,034 (4,183,031) 339,298 2,851,844 24,231,480 29,866 297,750 —
$ 327,830 $ 2,856,164
$ 118,253,339
$ 1,522,919 $ —

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 202 03/15/24 $ 51,548 $ 2,945,027
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,945,027 $ — $ — $ — $ 2,945,027
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 4,228,961 $ — $ — $ — $ 4,228,961
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 1,216,521 $ — $ — $ — $ 1,216,521
Futures contracts
Average notional value of contracts — long ................................................................................... $ 65,248,406
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA ETF

2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,435,253,279  $ —  $ —  $ 13,435,253,279
Short-Term Securities
Money Market Funds ...................................... 94,021,859  —  —  94,021,859
$ 13,529,275,138  $ —  $ —  $ 13,529,275,138
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,945,027  $ —  $ —  $ 2,945,027
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 54 $ 16,598
a
Air Freight & Logistics  —  0 .5%
Expeditors International of Washington, Inc. ....... 259 30,976
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 221 17,567
a
Automobiles  —  2 .5%
Tesla, Inc.
(a)
............................. 723 145,959
a
Biotechnology  —  0 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 39 5,892
Exact Sciences Corp.
(a)
..................... 94 5,408
Regeneron Pharmaceuticals, Inc.
(a)
............. 6 5,797
Vertex Pharmaceuticals, Inc.
(a)
................ 41 17,250
34,347
a
Broadline Retail  —  7 .0%
Amazon.com, Inc.
(a)
....................... 2,242 396,296
MercadoLibre, Inc.
(a)
....................... 11 17,548
413,844
a
Building Products  —  0 .6%
Lennox International, Inc. ................... 80 37,697
a
Capital Markets  —  0 .8%
FactSet Research Systems, Inc. ............... 44 20,353
MarketAxess Holdings, Inc. .................. 26 5,549
Moody's Corp. ........................... 60 22,765
48,667
a
Chemicals  —  0 .8%
Ecolab, Inc. ............................ 210 47,216
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 293 25,321
a
Communications Equipment  —  0 .3%
Arista Networks, Inc.
(a)
..................... 54 14,987
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 27 6,521
a
Consumer Staples Distribution & Retail  —  1 .1%
Costco Wholesale Corp. .................... 87 64,719
a
Distributors  —  0 .1%
Pool Corp. ............................. 21 8,361
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 229 35,335
a
Energy Equipment & Services  —  0 .3%
Schlumberger Ltd. ........................ 309 14,934
a
Entertainment  —  0 .9%
Netflix, Inc.
(a)
............................ 80 48,233
Warner Bros Discovery, Inc. , Series A
(a)
.......... 587 5,160
53,393
a
Financial Services  —  3 .6%
Mastercard, Inc. , Class A .................... 201 95,427
PayPal Holdings, Inc.
(a)
..................... 232 13,999
Security Shares Value
a
Financial Services (continued)
Visa, Inc. , Class A ........................ 364 $ 102,881
212,307
a
Food Products  —  0 .3%
Darling Ingredients, Inc.
(a)
................... 186 7,869
Lamb Weston Holdings, Inc. ................. 70 7,155
15,024
a
Ground Transportation  —  1 .2%
Old Dominion Freight Line, Inc. ............... 24 10,620
Uber Technologies, Inc.
(a)
................... 373 29,653
Union Pacific Corp. ....................... 125 31,711
71,984
a
Health Care Equipment & Supplies  —  2 .1%
Cooper Cos., Inc. The ...................... 211 19,750
Dexcom, Inc.
(a)
.......................... 49 5,638
Edwards Lifesciences Corp.
(a)
................ 429 36,409
IDEXX Laboratories, Inc.
(a)
................... 74 42,567
Insulet Corp.
(a)
........................... 30 4,920
Intuitive Surgical, Inc.
(a)
..................... 33 12,725
122,009
a
Health Care Providers & Services  —  1 .5%
DaVita, Inc.
(a)
............................ 67 8,507
Elevance Health, Inc. ...................... 80 40,100
McKesson Corp. ......................... 57 29,720
Molina Healthcare, Inc.
(a)
.................... 29 11,424
89,751
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 26 5,863
a
Hotels, Restaurants & Leisure  —  1 .2%
Booking Holdings, Inc.
(a)
.................... 9 31,220
Chipotle Mexican Grill, Inc.
(a)
................. 3 8,066
DraftKings, Inc. , Class A
(a)
................... 129 5,588
Starbucks Corp. .......................... 287 27,236
72,110
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 266 26,632
a
Industrial Conglomerates  —  0 .6%
General Electric Co. ....................... 233 36,555
a
Insurance  —  0 .5%
Progressive Corp. (The) .................... 139 26,349
a
Interactive Media & Services  —  10 .3%
Alphabet, Inc. , Class A
(a)
.................... 740 102,461
Alphabet, Inc. , Class C , NVS
(a)
................ 1,880 262,786
Meta Platforms, Inc. , Class A ................. 495 242,614
607,861
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 46 17,240
Akamai Technologies, Inc.
(a)
.................. 54 5,990
Gartner, Inc.
(a)
........................... 38 17,691
MongoDB, Inc. , Class A
(a)
................... 35 15,665
Okta, Inc. , Class A
(a)
....................... 65 6,974
Snowflake, Inc. , Class A
(a)
................... 70 13,180
Twilio, Inc. , Class A
(a)
...................... 193 11,501
88,241
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 43 $ 5,906
Danaher Corp. .......................... 97 24,554
IQVIA Holdings, Inc.
(a)
...................... 80 19,773
Mettler-Toledo International, Inc.
(a)
............. 5 6,236
Repligen Corp.
(a)
......................... 29 5,626
Waters Corp.
(a)
.......................... 61 20,583
West Pharmaceutical Services, Inc. ............ 22 7,884
90,562
a
Machinery  —  0 .3%
Deere & Co. ............................ 24 8,761
IDEX Corp. ............................. 25 5,898
14,659
a
Metals & Mining  —  0 .2%
Nucor Corp. ............................ 49 9,423
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 103 15,986
Hess Corp. ............................. 285 41,539
Targa Resources Corp. ..................... 109 10,708
68,233
a
Pharmaceuticals  —  3 .6%
Eli Lilly & Co. ........................... 196 147,721
Zoetis, Inc. , Class A ....................... 313 62,078
209,799
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 304 76,344
Broadridge Financial Solutions, Inc. ............ 92 18,729
Dayforce, Inc.
(a)
.......................... 83 5,790
Paylocity Holding Corp.
(a)
................... 33 5,564
106,427
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 426 39,145
a
Semiconductors & Semiconductor Equipment  —  12 .3%
Advanced Micro Devices, Inc.
(a)
............... 420 80,863
Applied Materials, Inc. ..................... 417 84,075
Enphase Energy, Inc.
(a)
..................... 58 7,367
NVIDIA Corp. ........................... 644 509,481
NXP Semiconductors NV ................... 169 42,204
723,990
a
Software  —  23 .2%
Adobe, Inc.
(a)
............................ 166 93,007
ANSYS, Inc.
(a)
........................... 44 14,703
Atlassian Corp. , Class A
(a)
................... 68 14,105
Autodesk, Inc.
(a)
.......................... 210 54,216
Cadence Design Systems, Inc.
(a)
.............. 79 24,046
Confluent, Inc. , Class A
(a)
................... 170 5,758
DocuSign, Inc.
(a)
......................... 115 6,126
Fair Isaac Corp.
(a)
......................... 4 5,080
HubSpot, Inc.
(a)
.......................... 25 15,470
Intuit, Inc. .............................. 111 73,581
Microsoft Corp. .......................... 1,878 776,816
Oracle Corp. ............................ 84 9,381
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a)
................... 84 $ 26,086
PTC, Inc.
(a)
............................. 92 16,837
Salesforce, Inc.
(a)
......................... 286 88,323
ServiceNow, Inc.
(a)
........................ 57 43,966
Splunk, Inc.
(a)
........................... 152 23,745
Synopsys, Inc.
(a)
......................... 45 25,818
UiPath, Inc. , Class A
(a)
..................... 242 5,748
Workday, Inc. , Class A
(a)
.................... 131 38,600
Zscaler, Inc.
(a)
........................... 23 5,565
1,366,977
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 114 22,670
Equinix, Inc. ............................ 45 39,997
SBA Communications Corp. , Class A ............ 78 16,320
78,987
a
Specialty Retail  —  0 .9%
Burlington Stores, Inc.
(a)
.................... 46 9,435
Ulta Beauty, Inc.
(a)
........................ 26 14,262
Williams-Sonoma, Inc. ..................... 121 28,499
52,196
a
Technology Hardware, Storage & Peripherals  —  11 .0%
Apple, Inc.
(b)
............................ 3,501 632,806
Seagate Technology Holdings PLC ............. 139 12,934
645,740
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 42 37,615
Lululemon Athletica, Inc.
(a)
................... 36 16,815
54,430
a
Trading Companies & Distributors  —  0 .4%
WW Grainger, Inc. ........................ 27 26,284
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,577,104 ) .................................. 5,877,980
a
Short-Term Securities
Money Market Funds  —  11 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 681,753 682,094
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 10,169 10,169
a
Total Short-Term Securities — 11.8%
(Cost: $ 692,263 ) ................................... 692,263
Total Investments — 111.7%
(Cost: $ 5,269,367 ) .................................. 6,570,243
Liabilities in Excess of Other Assets — ( 11 .7 ) % .............. (687,385)
Net Assets — 100.0% ................................. $ 5,882,858
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,212 $ 677,872
(a)
$ — $ 11 $ (1) $ 682,094 681,753 $ 67
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 6,805 3,364
(a)
— — — 10,169 10,169 283 —
$ 11 $ (1)
$ 692,263
$ 350 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 03/15/24 $ 10 $ 837
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 837 $ — $ — $ — $ 837
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 436 $ — $ — $ — $ 436
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 837 $ — $ — $ — $ 837

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Growth ETF

2024
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,674
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,877,980  $ —  $ —  $ 5,877,980
Short-Term Securities
Money Market Funds ...................................... 692,263  —  —  692,263
$ 6,570,243  $ —  $ —  $ 6,570,243
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 837  $ —  $ —  $ 837
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
AeroVironment, Inc.
(a) (b)
..................... 9,789 $ 1,241,147
BWX Technologies, Inc. .................... 46,108 4,649,070
Curtiss-Wright Corp. ....................... 12,496 2,952,430
Ducommun, Inc.
(a)
........................ 16,219 773,971
Hexcel Corp. ............................ 43,999 3,276,165
Kaman Corp. , Class A ...................... 17,283 791,734
Kratos Defense & Security Solutions, Inc.
(a)
....... 52,850 963,984
Leonardo DRS, Inc.
(a)
...................... 46,101 1,046,954
Mercury Systems, Inc.
(a) (b)
................... 45,154 1,348,750
Moog, Inc. , Class A ....................... 21,104 3,164,545
Rocket Lab USA, Inc.
(a)
..................... 160,458 735,700
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 29,376 840,154
Triumph Group, Inc.
(a)
...................... 53,527 744,025
V2X, Inc.
(a)
............................. 21,633 832,870
Woodward, Inc. .......................... 19,781 2,798,814
26,160,313
a
Air Freight & Logistics  —  0 .2%
GXO Logistics, Inc.
(a) (b)
..................... 50,865 2,632,772
a
Automobile Components  —  0 .9%
American Axle & Manufacturing Holdings, Inc.
(a)
.... 94,062 650,909
Autoliv, Inc. ............................. 6,956 807,105
Dana, Inc. .............................. 59,087 738,587
Dorman Products, Inc.
(a)
.................... 9,392 884,914
Fox Factory Holding Corp.
(a)
.................. 11,800 596,962
Gentherm, Inc.
(a) (b)
........................ 18,870 1,072,948
Goodyear Tire & Rubber Co. (The)
(a)
............ 68,023 808,113
LCI Industries ........................... 21,468 2,704,539
Luminar Technologies, Inc. , Class A
(a) (b)
.......... 308,750 737,913
Modine Manufacturing Co.
(a) (b)
................ 25,889 2,322,502
QuantumScape Corp. , Class A
(a) (b)
............. 112,036 702,466
Visteon Corp.
(a)
.......................... 16,345 1,848,946
XPEL, Inc.
(a)
............................ 13,972 734,648
14,610,552
a
Automobiles  —  0 .7%
Harley-Davidson, Inc. ...................... 111,515 4,044,649
Lucid Group, Inc.
(a)
........................ 391,348 1,291,448
Thor Industries, Inc. ....................... 23,367 2,995,182
Winnebago Industries, Inc. .................. 31,916 2,289,335
10,620,614
a
Banks  —  6 .4%
Amalgamated Financial Corp. ................ 56,034 1,293,265
Ameris Bancorp .......................... 26,194 1,213,568
Associated Banc-Corp. ..................... 108,045 2,251,658
Atlantic Union Bankshares Corp. .............. 49,416 1,643,576
Banc of California, Inc. ..................... 70,321 1,028,796
Bancorp, Inc. (The)
(a)
...................... 28,360 1,265,990
Bank of Hawaii Corp. ...................... 20,323 1,225,070
Bank OZK ............................. 51,024 2,234,851
BankUnited, Inc. ......................... 25,159 674,764
Banner Corp. ........................... 41,616 1,824,445
Berkshire Hills Bancorp, Inc. ................. 86,779 1,864,881
Cadence Bank .......................... 69,173 1,914,709
Cambridge Bancorp ....................... 12,487 789,928
Camden National Corp. .................... 28,778 914,565
Central Pacific Financial Corp. ................ 39,888 744,310
Columbia Banking System, Inc. ............... 82,182 1,487,494
Comerica, Inc. ........................... 58,321 2,879,891
Commerce Bancshares, Inc. ................. 57,479 2,991,207
Community Bank System, Inc. ................ 18,018 816,215
Security Shares Value
a
Banks (continued)
Cullen/Frost Bankers, Inc. ................... 12,893 $ 1,399,019
Customers Bancorp, Inc.
(a) (b)
................. 15,069 818,397
CVB Financial Corp. ....................... 89,998 1,531,766
East West Bancorp, Inc. .................... 71,082 5,179,035
Enterprise Financial Services Corp. ............ 32,506 1,297,640
First BanCorp ........................... 73,550 1,248,879
First Financial Bancorp ..................... 34,652 751,948
First Financial Bankshares, Inc. ............... 27,922 863,907
First Horizon Corp. ........................ 212,503 2,996,292
First Interstate BancSystem, Inc. , Class A ........ 81,461 2,144,054
FNB Corp. ............................. 77,673 1,036,158
Fulton Financial Corp. ...................... 96,992 1,493,677
Glacier Bancorp, Inc. ...................... 90,019 3,368,511
Hancock Whitney Corp. .................... 29,617 1,291,301
Hanmi Financial Corp. ..................... 39,463 596,286
Independent Bank Corp. .................... 92,658 2,870,560
International Bancshares Corp. ............... 17,858 926,652
National Bank Holdings Corp. , Class A .......... 21,142 715,445
NBT Bancorp, Inc. ........................ 22,201 763,492
OFG Bancorp ........................... 18,725 678,220
Old National Bancorp ...................... 151,991 2,497,212
Pinnacle Financial Partners, Inc. ............... 43,040 3,560,269
Popular, Inc. ............................ 16,942 1,417,707
Provident Financial Services, Inc. .............. 44,398 669,522
Renasant Corp. .......................... 38,719 1,223,908
Sandy Spring Bancorp, Inc. .................. 42,412 932,216
ServisFirst Bancshares, Inc. ................. 13,840 874,550
SouthState Corp. ......................... 42,730 3,591,029
Synovus Financial Corp. .................... 103,518 3,927,473
Texas Capital Bancshares, Inc.
(a)
.............. 14,934 875,879
UMB Financial Corp. ...................... 40,511 3,306,103
United Bankshares, Inc. .................... 64,942 2,252,838
United Community Banks, Inc. ................ 31,596 821,812
Valley National Bancorp .................... 293,153 2,400,923
Veritex Holdings, Inc. ...................... 38,334 752,496
Webster Financial Corp. .................... 86,090 4,101,328
Western Alliance Bancorp ................... 43,529 2,512,929
Wintrust Financial Corp. .................... 10,629 1,024,104
WSFS Financial Corp. ..................... 19,419 823,171
Zions Bancorp NA ........................ 75,114 2,961,745
101,557,636
a
Beverages  —  0 .0%
Coca-Cola Consolidated, Inc. ................. 909 764,287
a
Biotechnology  —  5 .3%
89Bio, Inc.
(a)
............................ 79,935 916,855
Alector, Inc.
(a)
........................... 122,926 856,794
Alkermes PLC
(a)
.......................... 57,267 1,700,257
Alpine Immune Sciences, Inc.
(a)
............... 24,983 879,901
Anavex Life Sciences Corp.
(a) (b)
............... 138,137 710,024
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 20,384 1,263,197
Arcellx, Inc.
(a)
........................... 12,654 832,886
Arcturus Therapeutics Holdings, Inc.
(a)
........... 21,168 820,472
Arcus Biosciences, Inc.
(a)
.................... 46,449 888,569
Ardelyx, Inc.
(a)
........................... 86,111 802,555
Arrowhead Pharmaceuticals, Inc.
(a)
............. 45,465 1,459,427
Beam Therapeutics, Inc.
(a)
................... 23,772 938,756
Biohaven Ltd.
(a)
.......................... 34,735 1,672,143
Blueprint Medicines Corp.
(a)
.................. 14,266 1,334,156
Bridgebio Pharma, Inc.
(a) (b)
................... 28,023 956,986
Cabaletta Bio, Inc.
(a)
....................... 34,164 781,672
Catalyst Pharmaceuticals, Inc.
(a)
............... 55,738 893,480
Celldex Therapeutics, Inc.
(a)
.................. 25,999 1,249,512

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Biotechnology (continued)
Cerevel Therapeutics Holdings, Inc.
(a) (b)
.......... 28,250 $ 1,158,250
Crinetics Pharmaceuticals, Inc.
(a)
.............. 22,930 938,754
CRISPR Therapeutics AG
(a) (b)
................. 29,307 2,468,236
Cullinan Oncology, Inc.
(a)
.................... 40,052 739,760
Cytokinetics, Inc.
(a) (b)
....................... 34,682 2,505,428
Day One Biopharmaceuticals, Inc.
(a)
............ 51,199 856,559
Denali Therapeutics, Inc.
(a)
.................. 55,535 1,098,482
Disc Medicine, Inc.
(a)
....................... 11,851 813,808
Dynavax Technologies Corp.
(a) (b)
............... 63,891 809,499
Dyne Therapeutics, Inc.
(a)
................... 34,158 918,850
Exelixis, Inc.
(a)
........................... 37,478 820,768
Geron Corp.
(a)
........................... 387,922 775,844
Halozyme Therapeutics, Inc.
(a)
................ 38,391 1,528,346
Ideaya Biosciences, Inc.
(a) (b)
.................. 32,857 1,468,708
Immunovant, Inc.
(a)
........................ 22,778 805,658
Inhibrx, Inc.
(a)
........................... 20,652 756,483
Insmed, Inc.
(a) (b)
.......................... 37,428 1,037,504
Intellia Therapeutics, Inc.
(a)
.................. 36,724 1,179,575
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 17,957 811,836
Karuna Therapeutics, Inc.
(a)
.................. 13,764 4,321,483
Keros Therapeutics, Inc.
(a)
................... 16,348 1,103,490
Krystal Biotech, Inc.
(a)
...................... 6,835 1,089,978
Kura Oncology, Inc.
(a)
...................... 37,792 796,655
Kymera Therapeutics, Inc.
(a)
.................. 20,297 866,682
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,337 788,199
Merus NV
(a)
............................. 23,092 1,119,500
MoonLake Immunotherapeutics , Class A
(a)
........ 13,000 627,120
Morphic Holding, Inc.
(a) (b)
.................... 20,775 767,636
Myriad Genetics, Inc.
(a)
..................... 33,742 706,220
Natera, Inc.
(a)
........................... 28,775 2,488,750
Nuvalent, Inc. , Class A
(a)
.................... 9,014 758,258
Protagonist Therapeutics, Inc.
(a)
............... 27,892 847,359
Prothena Corp. PLC
(a)
...................... 34,338 947,385
PTC Therapeutics, Inc.
(a)
.................... 30,180 850,774
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 75,116 1,011,061
Relay Therapeutics, Inc.
(a)
................... 72,497 726,420
Revolution Medicines, Inc.
(a) (b)
................ 29,159 859,607
Rhythm Pharmaceuticals, Inc.
(a)
............... 15,834 687,512
Rocket Pharmaceuticals, Inc.
(a)
................ 34,007 996,405
Roivant Sciences, Ltd.
(a)
.................... 73,679 842,888
Sarepta Therapeutics, Inc.
(a)
................. 27,731 3,546,795
Scholar Rock Holding Corp.
(a) (b)
............... 49,356 765,018
SpringWorks Therapeutics, Inc.
(a)
.............. 19,983 984,363
Syndax Pharmaceuticals, Inc.
(a)
............... 45,521 1,067,012
Twist Bioscience Corp.
(a) (b)
................... 22,396 879,939
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 31,321 1,619,922
Vaxcyte, Inc.
(a)
........................... 38,716 2,858,015
Vera Therapeutics, Inc.
(a)
.................... 12,742 599,893
Verve Therapeutics, Inc.
(a)
................... 59,649 1,017,016
Viking Therapeutics, Inc.
(a) (b)
.................. 32,456 2,500,735
Viridian Therapeutics, Inc.
(a)
.................. 42,401 793,323
Xencor, Inc.
(a)
........................... 33,041 758,291
Xenon Pharmaceuticals, Inc.
(a)
................ 38,673 1,825,366
Zymeworks, Inc.
(a)
........................ 64,582 775,630
83,644,690
a
Broadline Retail  —  0 .4%
Kohl's Corp. ............................ 46,471 1,295,147
Macy's, Inc. ............................ 144,146 2,513,906
Nordstrom, Inc. .......................... 46,762 980,599
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 14,740 1,181,706
5,971,358
a
Security Shares Value
a
Building Products  —  2 .0%
AAON, Inc. ............................. 31,410 $ 2,637,812
Advanced Drainage Systems, Inc.
(b)
............ 29,918 4,883,814
American Woodmark Corp.
(a)
................. 12,916 1,294,700
Armstrong World Industries, Inc. ............... 29,909 3,607,325
AZEK Co., Inc. (The) , Class A
(a)
............... 50,948 2,451,108
AZZ, Inc. .............................. 17,246 1,255,509
Gibraltar Industries, Inc.
(a)
................... 13,065 1,011,884
Hayward Holdings, Inc.
(a)
.................... 59,329 877,476
JELD-WEN Holding, Inc.
(a) (b)
.................. 45,058 820,056
Masonite International Corp.
(a)
................ 7,884 1,026,812
Resideo Technologies, Inc.
(a)
................. 156,098 3,485,668
Simpson Manufacturing Co., Inc. .............. 10,284 2,146,065
Trex Co., Inc.
(a) (b)
......................... 28,215 2,589,008
Zurn Elkay Water Solutions Corp. .............. 89,266 2,834,196
30,921,433
a
Capital Markets  —  2 .1%
Affiliated Managers Group, Inc. ............... 23,224 3,630,143
Artisan Partners Asset Management, Inc. , Class A ... 34,636 1,491,772
BGC Group, Inc. , Class A
(b)
.................. 108,753 755,833
Donnelley Financial Solutions, Inc.
(a)
............ 33,651 2,172,509
Evercore, Inc. , Class A ..................... 7,966 1,490,279
Interactive Brokers Group, Inc. , Class A .......... 31,548 3,429,899
Invesco Ltd. ............................ 236,468 3,643,972
Janus Henderson Group PLC ................ 193,943 6,043,264
Jefferies Financial Group, Inc. ................ 28,003 1,171,085
Morningstar, Inc. ......................... 9,173 2,738,966
Piper Sandler Companies ................... 5,294 996,701
PJT Partners, Inc. , Class A .................. 11,734 1,236,764
Stifel Financial Corp. ...................... 26,879 2,039,041
Virtus Investment Partners, Inc. ............... 3,762 873,988
WisdomTree, Inc. ......................... 106,743 860,349
32,574,565
a
Chemicals  —  1 .9%
Arcadium Lithium PLC
(a)
.................... 326,362 1,791,727
Ashland, Inc. ............................ 8,451 791,352
Avient Corp. ............................ 23,660 957,757
Axalta Coating Systems Ltd.
(a)
................ 132,510 4,337,052
Balchem Corp. .......................... 15,139 2,379,699
Cabot Corp. ............................ 16,880 1,433,956
Chemours Co. (The) ....................... 46,702 918,628
Element Solutions, Inc. ..................... 83,751 1,968,149
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 530,814 806,837
Hawkins, Inc. ........................... 13,989 982,727
HB Fuller Co. ........................... 22,806 1,813,761
Huntsman Corp. ......................... 33,248 851,149
Innospec, Inc. ........................... 18,364 2,282,094
Koppers Holdings, Inc. ..................... 36,687 2,077,218
Minerals Technologies, Inc. .................. 26,200 1,895,832
Orion SA .............................. 33,527 755,699
Sensient Technologies Corp. ................. 16,825 1,125,256
Stepan Co. ............................. 20,299 1,810,671
Tronox Holdings PLC ...................... 83,865 1,232,816
30,212,380
a
Commercial Services & Supplies  —  1 .3%
ABM Industries, Inc. ....................... 27,897 1,152,425
ACCO Brands Corp. ....................... 122,082 681,218
ACV Auctions, Inc. , Class A
(a) (b)
................ 54,670 970,392
Brady Corp. , Class A ...................... 22,064 1,285,890
CECO Environmental Corp.
(a)
................. 37,489 849,126
Cimpress PLC
(a)
.......................... 8,767 859,254
Clean Harbors, Inc.
(a) (b)
..................... 6,347 1,155,789
Deluxe Corp. ............................ 40,088 778,108

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
HNI Corp. .............................. 44,216 $ 1,981,319
Interface, Inc. ........................... 65,844 1,035,068
MillerKnoll, Inc. .......................... 27,888 851,978
MSA Safety, Inc. ......................... 14,539 2,677,357
OPENLANE, Inc.
(a)
........................ 89,984 1,374,056
Pitney Bowes, Inc. ........................ 86,602 349,006
Tetra Tech, Inc. .......................... 11,564 2,050,528
Vestis Corp. ............................ 41,763 783,474
Viad Corp.
(a)
............................ 23,741 883,877
VSE Corp. ............................. 11,398 844,592
20,563,457
a
Communications Equipment  —  0 .6%
Calix, Inc.
(a)
............................. 28,198 983,264
Ciena Corp.
(a)
........................... 45,685 2,603,131
CommScope Holding Co., Inc.
(a)
............... 363,504 423,482
Digi International, Inc.
(a)
..................... 25,730 760,579
Harmonic, Inc.
(a)
.......................... 84,451 1,108,842
Infinera Corp.
(a) (b)
......................... 152,813 767,121
Lumentum Holdings, Inc.
(a)
.................. 21,776 1,055,483
NETGEAR, Inc.
(a)
......................... 53,612 803,644
Ribbon Communications, Inc.
(a)
............... 224,950 672,601
Viasat, Inc.
(a)
............................ 37,865 741,018
9,919,165
a
Construction & Engineering  —  2 .4%
API Group Corp.
(a) (b)
....................... 22,227 779,056
Arcosa, Inc. ............................ 22,735 1,887,005
Comfort Systems USA, Inc. .................. 18,943 5,791,443
Dycom Industries, Inc.
(a)
.................... 8,633 1,091,988
EMCOR Group, Inc.
(b)
...................... 24,225 7,595,022
Fluor Corp.
(a)
............................ 35,711 1,314,165
Granite Construction, Inc. ................... 17,541 903,888
Great Lakes Dredge & Dock Corp.
(a)
............ 84,577 756,118
MasTec, Inc.
(a)
........................... 22,265 1,680,117
MDU Resources Group, Inc. ................. 204,299 4,429,202
MYR Group, Inc.
(a)
........................ 18,513 3,007,622
Primoris Services Corp. .................... 27,248 1,076,569
Sterling Infrastructure, Inc.
(a)
................. 14,910 1,590,003
Valmont Industries, Inc. ..................... 7,715 1,635,040
WillScot Mobile Mini Holdings Corp. , Class A
(a) (b)
.... 86,296 4,120,634
37,657,872
a
Construction Materials  —  0 .4%
Knife River Corp.
(a)
........................ 24,395 1,807,425
Summit Materials, Inc. , Class A
(a)
.............. 98,587 4,210,651
6,018,076
a
Consumer Finance  —  0 .7%
Credit Acceptance Corp.
(a) (b)
.................. 1,442 798,291
Encore Capital Group, Inc.
(a)
................. 32,927 1,580,496
Green Dot Corp. , Class A
(a)
.................. 13,074 107,338
OneMain Holdings, Inc. ..................... 61,980 2,927,316
PRA Group, Inc.
(a)
........................ 28,179 720,255
SLM Corp. ............................. 114,634 2,387,826
SoFi Technologies, Inc.
(a) (b)
.................. 262,635 2,358,462
Upstart Holdings, Inc.
(a) (b)
.................... 30,163 776,697
11,656,681
a
Consumer Staples Distribution & Retail  —  1 .5%
Andersons, Inc. (The) ...................... 21,491 1,188,022
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 51,016 3,726,209
Casey's General Stores, Inc. ................. 20,490 6,239,000
PriceSmart, Inc. .......................... 10,244 861,930
Sprouts Farmers Market, Inc.
(a)
................ 81,381 5,081,430
U.S. Foods Holding Corp.
(a)
.................. 115,723 5,877,571
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc.
(a)
.................. 53,023 $ 827,689
23,801,851
a
Containers & Packaging  —  1 .1%
AptarGroup, Inc. ......................... 27,255 3,828,237
Berry Global Group, Inc. .................... 48,367 2,815,443
Graphic Packaging Holding Co. ............... 181,595 4,712,390
Greif, Inc. , Class A ........................ 13,096 844,168
Greif, Inc. , Class B ........................ 13,605 870,992
Myers Industries, Inc. ...................... 43,741 841,140
Sealed Air Corp. ......................... 36,275 1,264,909
Sonoco Products Co. ...................... 36,101 2,046,205
17,223,484
a
Diversified Consumer Services  —  1 .6%
ADT, Inc. .............................. 219,942 1,596,779
Adtalem Global Education, Inc.
(a)
.............. 16,588 821,106
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 33,628 3,862,512
Carriage Services, Inc. ..................... 30,550 758,251
Chegg, Inc.
(a)
............................ 143,389 1,281,898
Coursera, Inc.
(a)
.......................... 46,385 745,407
Duolingo, Inc. , Class A
(a)
.................... 8,260 1,974,140
European Wax Center, Inc. , Class A
(a)
........... 49,450 701,201
Frontdoor, Inc.
(a)
.......................... 84,146 2,638,818
Grand Canyon Education, Inc.
(a)
............... 8,575 1,155,910
H&R Block, Inc. .......................... 63,949 3,130,303
Service Corp. International .................. 62,235 4,554,980
Stride, Inc.
(a)
............................ 24,993 1,493,332
24,714,637
a
Diversified REITs  —  0 .3%
American Assets Trust, Inc. .................. 36,108 778,850
Armada Hoffler Properties, Inc. ............... 71,933 732,278
Empire State Realty Trust, Inc. , Class A .......... 126,883 1,265,023
Essential Properties Realty Trust, Inc. ........... 82,187 1,963,447
4,739,598
a
Diversified Telecommunication Services  —  0 .4%
Cogent Communications Holdings, Inc. .......... 12,884 1,042,444
Frontier Communications Parent, Inc.
(a) (b)
......... 63,866 1,512,347
Iridium Communications, Inc. ................. 81,942 2,372,221
Lumen Technologies, Inc.
(a)
.................. 516,175 836,204
Shenandoah Telecommunications Co. ........... 39,678 740,391
6,503,607
a
Electrical Equipment  —  1 .8%
Acuity Brands, Inc. ........................ 23,587 5,925,998
Array Technologies, Inc.
(a)
................... 58,459 797,381
Atkore, Inc. ............................. 18,564 3,144,742
Bloom Energy Corp. , Class A
(a) (b)
.............. 79,328 695,706
Enovix Corp.
(a) (b)
.......................... 63,907 623,093
Generac Holdings, Inc.
(a) (b)
................... 21,778 2,450,243
NEXTracker, Inc. , Class A
(a)
.................. 46,112 2,593,339
nVent Electric PLC ........................ 48,461 3,262,394
Plug Power, Inc.
(a) (b)
....................... 226,857 800,805
Powell Industries, Inc. ...................... 6,691 1,239,441
Regal Rexnord Corp. ...................... 21,059 3,611,408
Sensata Technologies Holding PLC ............ 25,611 881,531
Shoals Technologies Group, Inc. , Class A
(a)
....... 52,159 669,200
Stem, Inc.
(a) (b)
........................... 250,079 670,212
Sunrun, Inc.
(a) (b)
.......................... 82,958 998,814
28,364,307
a
Electronic Equipment, Instruments & Components  —  3 .6%
Advanced Energy Industries, Inc. .............. 16,268 1,646,322
Arrow Electronics, Inc.
(a)
.................... 10,307 1,211,072

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 83,679 $ 3,898,605
Badger Meter, Inc. ........................ 28,709 4,555,831
Belden, Inc. ............................ 30,922 2,633,936
Benchmark Electronics, Inc. ................. 78,629 2,414,697
Cognex Corp. ........................... 49,775 1,963,624
Coherent Corp.
(a) (b)
........................ 50,895 3,027,235
CTS Corp. ............................. 23,836 1,062,132
ePlus, Inc.
(a)
............................ 14,152 1,165,983
Fabrinet
(a) (b)
............................. 11,654 2,512,253
Flex Ltd.
(a) (b)
............................ 194,815 5,484,042
Insight Enterprises, Inc.
(a)
................... 17,731 3,333,428
IPG Photonics Corp.
(a)
..................... 9,072 783,367
Itron, Inc.
(a)
............................. 30,531 2,829,613
Kimball Electronics, Inc.
(a)
................... 53,692 1,208,607
Knowles Corp.
(a)
......................... 48,196 787,523
Littelfuse, Inc. ........................... 10,463 2,492,705
Methode Electronics, Inc. ................... 35,880 764,244
Mirion Technologies, Inc. , Class A
(a)
............ 96,903 947,711
Novanta, Inc.
(a)
.......................... 19,701 3,407,091
PAR Technology Corp.
(a) (b)
................... 16,231 711,242
Plexus Corp.
(a)
........................... 22,307 2,105,781
Rogers Corp.
(a)
.......................... 10,400 1,165,528
ScanSource, Inc.
(a)
........................ 21,367 923,695
Vontier Corp. ............................ 71,514 3,075,102
56,111,369
a
Energy Equipment & Services  —  1 .6%
Archrock, Inc. ........................... 86,692 1,583,863
Cactus, Inc. , Class A ...................... 30,927 1,419,549
ChampionX Corp. ........................ 104,153 3,234,992
Core Laboratories, Inc.
(b)
.................... 54,319 813,155
Dril-Quip, Inc.
(a)
.......................... 37,211 840,969
Expro Group Holdings NV
(a)
.................. 66,448 1,188,755
Helix Energy Solutions Group, Inc.
(a)
............ 80,745 726,705
Noble Corp. PLC , Class A ................... 17,655 738,156
NOV, Inc. .............................. 179,754 3,037,843
Oceaneering International, Inc.
(a)
.............. 55,940 1,105,374
Patterson-UTI Energy, Inc. .................. 72,940 843,916
TechnipFMC PLC ........................ 232,508 5,043,098
Transocean, Ltd.
(a) (b)
....................... 159,278 747,014
Weatherford International PLC
(a)
............... 32,770 3,362,530
24,685,919
a
Entertainment  —  0 .3%
Cinemark Holdings, Inc.
(a) (b)
.................. 47,292 823,354
Endeavor Group Holdings, Inc. , Class A .......... 31,932 767,965
IMAX Corp.
(a)
........................... 66,613 1,141,081
Lions Gate Entertainment Corp. , Class A
(a)
........ 85,868 833,778
TKO Group Holdings, Inc. , Class A ............. 19,892 1,665,557
5,231,735
a
Financial Services  —  2 .0%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 72,149 2,707,030
AvidXchange Holdings, Inc.
(a)
................. 74,209 986,238
Essent Group Ltd. ........................ 24,787 1,327,840
EVERTEC, Inc. .......................... 18,873 681,882
Federal Agricultural Mortgage Corp. , Class C ...... 6,217 1,112,035
Flywire Corp.
(a)
.......................... 44,561 1,265,087
Jackson Financial, Inc. , Class A ............... 28,055 1,544,428
Marqeta, Inc. , Class A
(a)
.................... 119,970 783,404
MGIC Investment Corp. .................... 178,181 3,544,020
Mr Cooper Group, Inc.
(a)
.................... 11,276 803,753
PennyMac Financial Services, Inc. ............. 22,810 1,937,253
Radian Group, Inc. ........................ 46,808 1,363,985
Remitly Global, Inc.
(a)
...................... 42,393 874,144
Security Shares Value
a
Financial Services (continued)
Rocket Companies, Inc. , Class A
(a)
............. 74,715 $ 938,420
Shift4 Payments, Inc. , Class A
(a)
............... 10,856 892,580
Voya Financial, Inc. ....................... 51,273 3,505,022
Walker & Dunlop, Inc. ...................... 10,520 1,003,398
Western Union Co. (The) ................... 136,110 1,825,235
WEX, Inc.
(a) (b)
............................ 23,010 5,055,987
32,151,741
a
Food Products  —  1 .1%
Cal-Maine Foods, Inc. ...................... 14,061 808,367
Flowers Foods, Inc. ....................... 102,116 2,289,441
Freshpet, Inc.
(a)
.......................... 24,398 2,757,706
Hain Celestial Group, Inc. (The)
(a)
.............. 99,091 990,910
Ingredion, Inc. ........................... 47,545 5,592,718
Post Holdings, Inc.
(a)
....................... 8,746 910,983
Simply Good Foods Co. (The)
(a)
............... 23,309 827,003
TreeHouse Foods, Inc.
(a)
.................... 30,303 1,084,545
Vital Farms, Inc.
(a)
........................ 54,231 974,531
WK Kellogg Co .......................... 51,915 760,036
16,996,240
a
Gas Utilities  —  1 .4%
Chesapeake Utilities Corp. .................. 15,489 1,580,343
National Fuel Gas Co. ..................... 58,116 2,832,574
New Jersey Resources Corp. ................. 90,043 3,746,689
Northwest Natural Holding Co. ................ 40,371 1,483,230
ONE Gas, Inc. ........................... 55,068 3,282,053
Southwest Gas Holdings, Inc. ................ 30,504 2,078,847
Spire, Inc. .............................. 33,428 1,982,949
UGI Corp. .............................. 190,660 4,667,357
21,654,042
a
Ground Transportation  —  1 .8%
ArcBest Corp. ........................... 8,179 1,168,452
Avis Budget Group, Inc. .................... 7,726 834,717
Landstar System, Inc. ...................... 21,161 4,024,822
Lyft, Inc. , Class A
(a)
........................ 105,452 1,674,578
RXO, Inc.
(a)
............................. 67,792 1,458,884
Ryder System, Inc. ........................ 33,789 3,855,325
Saia, Inc.
(a)
............................. 9,536 5,487,014
Schneider National, Inc. , Class B .............. 124,657 2,935,672
Werner Enterprises, Inc. .................... 48,582 1,950,082
XPO, Inc.
(a)
............................. 39,770 4,785,126
28,174,672
a
Health Care Equipment & Supplies  —  2 .9%
Alphatec Holdings, Inc.
(a)
.................... 50,069 672,427
Artivion, Inc.
(a)
........................... 41,323 797,534
AtriCure, Inc.
(a)
.......................... 23,946 837,392
Axonics, Inc.
(a) (b)
.......................... 11,374 772,750
CONMED Corp. .......................... 9,676 777,176
Dentsply Sirona, Inc. ...................... 55,491 1,813,446
Embecta Corp. .......................... 54,280 775,118
Enovis Corp.
(a)
........................... 25,449 1,522,105
Envista Holdings Corp.
(a)
.................... 65,799 1,358,749
Glaukos Corp.
(a)
.......................... 24,217 2,145,384
Globus Medical, Inc. , Class A
(a)
............... 22,894 1,236,047
Haemonetics Corp.
(a)
...................... 20,423 1,490,471
Inari Medical, Inc.
(a)
....................... 24,274 1,119,517
Inspire Medical Systems, Inc.
(a)
............... 7,556 1,352,826
Integer Holdings Corp.
(a) (b)
................... 19,019 2,097,605
Integra LifeSciences Holdings Corp.
(a) (b)
.......... 45,726 1,687,747
iRhythm Technologies, Inc.
(a) (b)
................ 6,829 810,261
Lantheus Holdings, Inc.
(a)
................... 21,197 1,385,860
LivaNova PLC
(a)
.......................... 15,578 853,830

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a) (b)
......................... 7,374 $ 947,854
Merit Medical Systems, Inc.
(a)
................. 26,569 2,024,558
Neogen Corp.
(a) (b)
......................... 49,538 851,558
Novocure Ltd.
(a)
.......................... 48,492 742,412
Omnicell, Inc.
(a)
.......................... 27,348 717,612
OraSure Technologies, Inc.
(a)
................. 115,036 827,684
Orthofix Medical, Inc.
(a)
..................... 56,357 736,022
Paragon 28, Inc.
(a) (b)
....................... 56,484 704,920
Penumbra, Inc.
(a)
......................... 12,838 3,015,903
PROCEPT BioRobotics Corp.
(a)
............... 19,114 923,971
QuidelOrtho Corp.
(a)
....................... 18,506 843,874
RxSight, Inc.
(a)
........................... 19,372 1,057,130
Shockwave Medical, Inc.
(a)
................... 13,950 3,639,136
SI-BONE, Inc.
(a) (b)
......................... 37,352 648,057
STAAR Surgical Co.
(a) (b)
..................... 25,493 796,401
Tandem Diabetes Care, Inc.
(a)
................ 35,404 942,809
TransMedics Group, Inc.
(a) (b)
.................. 10,045 819,672
Treace Medical Concepts, Inc.
(a)
............... 50,099 673,331
UFP Technologies, Inc.
(a)
.................... 4,030 839,489
Varex Imaging Corp.
(a) (b)
.................... 45,070 775,204
46,033,842
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 44,525 3,715,611
Accolade, Inc.
(a)
.......................... 63,045 646,211
Addus HomeCare Corp.
(a)
................... 8,285 764,540
agilon health, Inc.
(a) (b)
...................... 113,250 694,223
Alignment Healthcare, Inc.
(a)
................. 88,161 528,966
Amedisys, Inc.
(a)
......................... 14,621 1,360,045
AMN Healthcare Services, Inc.
(a) (b)
............. 31,999 1,800,584
Astrana Health, Inc.
(a) (b)
..................... 20,367 917,330
Brookdale Senior Living, Inc.
(a)
................ 127,390 728,671
Castle Biosciences, Inc.
(a)
................... 30,854 557,223
Chemed Corp. ........................... 3,781 2,367,398
CorVel Corp.
(a)
........................... 6,847 1,670,668
Cross Country Healthcare, Inc.
(a) (b)
............. 44,492 812,869
DocGo, Inc.
(a)
........................... 28,843 117,391
Encompass Health Corp. ................... 49,156 3,657,206
Enhabit, Inc.
(a)
........................... 80,369 723,321
Ensign Group, Inc. (The) .................... 25,592 3,196,953
Fulgent Genetics, Inc.
(a)
.................... 30,970 698,683
Guardant Health, Inc.
(a)
..................... 36,317 690,023
HealthEquity, Inc.
(a)
........................ 30,151 2,490,774
Hims & Hers Health, Inc. , Class A
(a)
............. 77,667 1,012,778
NeoGenomics, Inc.
(a) (b)
..................... 55,262 862,087
Option Care Health, Inc.
(a)
................... 71,608 2,310,790
Owens & Minor, Inc.
(a)
...................... 47,145 1,147,038
Patterson Companies, Inc. .................. 100,814 2,731,051
PetIQ, Inc. , Class A
(a)
...................... 41,195 750,161
Premier, Inc. , Class A ...................... 103,169 2,152,105
Privia Health Group, Inc.
(a) (b)
.................. 51,650 1,152,828
Progyny, Inc.
(a)
........................... 42,537 1,553,451
R1 RCM, Inc.
(a)
.......................... 106,598 1,497,702
RadNet, Inc.
(a)
........................... 20,801 787,526
Select Medical Holdings Corp. ................ 28,453 774,775
Tenet Healthcare Corp.
(a)
.................... 16,829 1,565,097
46,436,079
a
Health Care REITs  —  0 .4%
Healthcare Realty Trust, Inc. , Class A ........... 70,195 967,287
Medical Properties Trust, Inc. ................. 221,078 930,739
Omega Healthcare Investors, Inc. .............. 132,344 4,118,545
Sabra Health Care REIT, Inc. ................. 58,943 818,129
6,834,700
a
Security Shares Value
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a)
........................... 43,514 $ 734,516
Doximity, Inc. , Class A
(a) (b)
................... 28,793 812,826
Health Catalyst, Inc.
(a)
...................... 79,684 662,971
Teladoc Health, Inc.
(a) (b)
..................... 80,669 1,216,489
3,426,802
a
Hotel & Resort REITs  —  0 .4%
Park Hotels & Resorts, Inc. .................. 71,123 1,180,642
Ryman Hospitality Properties, Inc. ............. 27,829 3,297,180
Xenia Hotels & Resorts, Inc. ................. 79,710 1,222,751
5,700,573
a
Hotels, Restaurants & Leisure  —  2 .6%
Accel Entertainment, Inc. , Class A
(a)
............ 107,396 1,216,797
Aramark ............................... 105,781 3,208,338
Boyd Gaming Corp. ....................... 15,430 1,020,386
Brinker International, Inc.
(a)
.................. 30,939 1,433,713
Cheesecake Factory, Inc. (The) ............... 22,982 813,103
Choice Hotels International, Inc.
(b)
.............. 9,376 1,049,549
Churchill Downs, Inc. ...................... 16,633 2,027,064
Dave & Buster's Entertainment, Inc.
(a)
........... 18,047 1,114,222
Dine Brands Global, Inc. .................... 18,126 879,292
Everi Holdings, Inc.
(a)
...................... 180,822 2,144,549
Hilton Grand Vacations, Inc.
(a)
................ 27,340 1,227,019
Jack in the Box, Inc. ....................... 10,460 763,580
Light & Wonder, Inc.
(a)
...................... 35,954 3,613,736
Marriott Vacations Worldwide Corp. ............. 16,675 1,553,943
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 161,663 3,134,646
Papa John's International, Inc. ................ 10,735 771,739
Planet Fitness, Inc. , Class A
(a)
................ 39,483 2,449,920
Playa Hotels & Resorts NV
(a)
................. 87,742 806,349
Shake Shack, Inc. , Class A
(a)
................. 11,393 1,211,304
Travel + Leisure Co. ....................... 46,291 2,068,745
United Parks & Resorts, Inc.
(a)
................ 20,468 1,051,032
Wendy's Co. (The) ........................ 88,189 1,597,103
Wingstop, Inc. ........................... 9,992 3,507,692
Wyndham Hotels & Resorts, Inc. .............. 31,399 2,403,593
Xponential Fitness, Inc. , Class A
(a)
............. 73,470 740,578
41,807,992
a
Household Durables  —  2 .6%
Beazer Homes USA, Inc.
(a)
.................. 26,665 835,414
Century Communities, Inc. .................. 16,544 1,427,582
Green Brick Partners, Inc.
(a)
.................. 14,298 836,433
Helen of Troy Ltd.
(a)
....................... 14,089 1,761,125
Installed Building Products, Inc. ............... 7,725 1,845,734
iRobot Corp.
(a)
........................... 63,075 719,686
KB Home .............................. 50,376 3,346,478
Leggett & Platt, Inc. ....................... 99,787 2,037,650
MDC Holdings, Inc. ....................... 15,725 985,957
Meritage Homes Corp. ..................... 18,166 2,864,052
Mohawk Industries, Inc.
(a)
................... 7,898 936,861
Newell Brands, Inc. ....................... 148,418 1,113,135
Skyline Champion Corp.
(a)
................... 13,040 1,092,622
Sonos, Inc.
(a)
............................ 85,297 1,617,231
Taylor Morrison Home Corp.
(a)
................ 41,376 2,342,295
Tempur Sealy International, Inc. ............... 54,120 2,947,916
Toll Brothers, Inc. ......................... 29,761 3,411,801
TopBuild Corp.
(a)
......................... 12,962 5,215,650
Tri Pointe Homes, Inc.
(a)
.................... 51,255 1,813,402
Whirlpool Corp. .......................... 33,045 3,548,703
40,699,727
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Household Products  —  0 .2%
Energizer Holdings, Inc. .................... 35,689 $ 1,018,921
Spectrum Brands Holdings, Inc. ............... 15,928 1,280,930
WD-40 Co. ............................. 4,603 1,235,399
3,535,250
a
Independent Power and Renewable Electricity Producers  —  0 .4%
Clearway Energy, Inc. , Class A ................ 32,620 660,881
Clearway Energy, Inc. , Class C ............... 63,449 1,383,188
NextEra Energy Partners, LP ................. 43,338 1,190,495
Ormat Technologies, Inc. .................... 28,984 1,888,308
Sunnova Energy International, Inc.
(a) (b)
........... 69,123 503,215
5,626,087
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 54,115 1,369,110
EastGroup Properties, Inc. .................. 9,171 1,611,253
First Industrial Realty Trust, Inc. ............... 28,963 1,535,039
LXP Industrial Trust ....................... 142,105 1,230,629
Rexford Industrial Realty, Inc. ................ 88,038 4,479,373
Terreno Realty Corp. ...................... 24,920 1,602,356
11,827,760
a
Insurance  —  3 .1%
Assured Guaranty Ltd. ..................... 14,904 1,365,206
Axis Capital Holdings Ltd. ................... 45,638 2,855,570
BRP Group, Inc. , Class A
(a) (b)
................. 29,050 808,171
CNO Financial Group, Inc. ................... 98,691 2,634,063
First American Financial Corp. ................ 47,275 2,761,333
Hanover Insurance Group, Inc. (The) ........... 16,778 2,205,804
Kemper Corp. ........................... 15,732 901,915
Kinsale Capital Group, Inc.
(b)
................. 7,756 4,003,492
Lincoln National Corp. ..................... 51,526 1,419,026
Old Republic International Corp. ............... 61,139 1,770,585
Palomar Holdings, Inc.
(a)
.................... 14,285 1,087,660
Primerica, Inc. ........................... 14,435 3,540,328
Reinsurance Group of America, Inc. ............ 24,268 4,291,796
RenaissanceRe Holdings Ltd. ................ 17,898 4,023,828
RLI Corp. .............................. 8,706 1,274,994
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 34,395 1,801,610
Selective Insurance Group, Inc. ............... 50,556 5,282,091
SiriusPoint, Ltd.
(a)
......................... 64,715 794,053
Stewart Information Services Corp. ............. 24,897 1,568,013
Unum Group ............................ 67,724 3,348,952
White Mountains Insurance Group Ltd. .......... 836 1,475,908
49,214,398
a
Interactive Media & Services  —  0 .4%
Vimeo, Inc.
(a)
............................ 172,127 824,488
Yelp, Inc.
(a)
............................. 22,973 883,082
Ziff Davis, Inc.
(a) (b)
......................... 25,763 1,771,464
ZoomInfo Technologies, Inc.
(a)
................ 140,551 2,355,635
5,834,669
a
IT Services  —  0 .4%
Couchbase, Inc.
(a)
........................ 28,290 794,383
DigitalOcean Holdings, Inc.
(a)
................. 19,453 737,658
DXC Technology Co.
(a)
..................... 99,440 2,173,759
Fastly, Inc. , Class A
(a) (b)
..................... 49,524 704,231
Kyndryl Holdings, Inc.
(a)
..................... 62,041 1,363,041
Squarespace, Inc. , Class A
(a)
................. 24,054 800,517
6,573,589
a
Leisure Products  —  0 .7%
Brunswick Corp. ......................... 28,885 2,524,549
Malibu Boats, Inc. , Class A
(a)
................. 16,365 714,168
Mattel, Inc.
(a)
............................ 140,723 2,772,243
Security Shares Value
a
Leisure Products (continued)
Polaris, Inc. ............................. 8,459 $ 784,234
Topgolf Callaway Brands Corp.
(a)
.............. 105,384 1,500,668
YETI Holdings, Inc.
(a) (b)
..................... 60,992 2,503,112
10,798,974
a
Life Sciences Tools & Services  —  0 .8%
10X Genomics, Inc. , Class A
(a)
................ 27,095 1,263,711
Azenta, Inc.
(a)
........................... 24,510 1,596,826
Bruker Corp. ............................ 36,360 3,146,594
CryoPort, Inc.
(a)
.......................... 50,127 885,744
Fortrea Holdings, Inc.
(a) (b)
.................... 41,781 1,568,459
Medpace Holdings, Inc.
(a)
................... 6,078 2,416,127
Pacific Biosciences of California, Inc.
(a) (b)
......... 135,824 751,107
Sotera Health Co.
(a) (b)
...................... 46,523 698,310
12,326,878
a
Machinery  —  4 .5%
AGCO Corp. ............................ 25,098 2,753,251
Alamo Group, Inc. ........................ 7,947 1,607,599
Albany International Corp. , Class A ............. 8,625 809,629
Allison Transmission Holdings, Inc. ............. 43,261 3,258,851
Barnes Group, Inc. ........................ 21,588 754,285
Chart Industries, Inc.
(a)
..................... 18,139 2,591,337
Columbus McKinnon Corp. .................. 23,368 976,081
Crane Co. .............................. 19,734 2,398,865
Donaldson Co., Inc. ....................... 70,385 5,040,974
Douglas Dynamics, Inc. .................... 32,279 810,203
Energy Recovery, Inc.
(a)
.................... 91,582 1,431,427
Enerpac Tool Group Corp. , Class A ............. 31,099 1,048,347
Enpro, Inc. ............................. 11,475 1,788,034
ESCO Technologies, Inc. ................... 10,276 1,047,022
Federal Signal Corp. ...................... 30,925 2,533,067
Flowserve Corp. ......................... 47,697 2,018,537
Franklin Electric Co., Inc. ................... 33,199 3,451,368
Gates Industrial Corp. PLC
(a)
................. 57,454 845,723
Greenbrier Companies, Inc. (The) .............. 16,094 832,864
Hillenbrand, Inc. ......................... 34,099 1,621,407
ITT, Inc. ............................... 32,816 4,139,410
John Bean Technologies Corp. ................ 14,588 1,480,390
Lincoln Electric Holdings, Inc. ................ 19,055 4,889,513
Lindsay Corp. ........................... 8,367 998,267
Manitowoc Co., Inc. (The)
(a)
.................. 58,982 822,209
Mueller Water Products, Inc. , Class A ........... 170,804 2,656,002
Oshkosh Corp. .......................... 46,337 5,136,920
Proto Labs, Inc.
(a)
......................... 21,509 783,573
SPX Technologies, Inc.
(a)
.................... 20,540 2,407,083
Tennant Co. ............................ 23,098 2,614,463
Terex Corp. ............................. 26,466 1,517,825
Timken Co. (The) ......................... 11,895 999,061
Trinity Industries, Inc. ...................... 43,539 1,105,020
Wabash National Corp. ..................... 38,206 1,042,260
Watts Water Technologies, Inc. , Class A .......... 16,695 3,404,945
71,615,812
a
Media  —  0 .7%
Cable One, Inc. .......................... 4,897 2,233,032
EW Scripps Co. (The) , Class A
(a)
.............. 128,095 516,223
John Wiley & Sons, Inc. , Class A .............. 23,642 788,461
Magnite, Inc.
(a)
........................... 75,151 903,315
New York Times Co. (The) , Class A ............. 47,683 2,111,403
Nexstar Media Group, Inc. ................... 9,475 1,574,461
TEGNA, Inc. ............................ 203,140 2,845,991
10,972,886
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining  —  1 .4%
Alcoa Corp. ............................. 63,788 $ 1,735,671
ATI, Inc.
(a)
.............................. 47,111 2,316,919
Carpenter Technology Corp. ................. 14,364 928,633
Commercial Metals Co. ..................... 63,548 3,431,592
Compass Minerals International, Inc. ............ 34,299 782,017
Materion Corp. .......................... 10,599 1,423,658
Olympic Steel, Inc. ........................ 15,007 1,020,776
Radius Recycling, Inc. , Class A ............... 80,993 1,600,422
Royal Gold, Inc. .......................... 42,109 4,321,647
Ryerson Holding Corp. ..................... 22,697 716,771
United States Steel Corp. ................... 69,230 3,277,348
Warrior Met Coal, Inc. ...................... 13,485 768,240
22,323,694
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 198,169 1,894,496
Apollo Commercial Real Estate Finance, Inc. ...... 72,941 817,669
Blackstone Mortgage Trust, Inc. , Class A ......... 70,744 1,441,055
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 65,422 1,646,672
Invesco Mortgage Capital, Inc. ................ 91,182 823,373
KKR Real Estate Finance Trust, Inc. ............ 100,727 982,088
Starwood Property Trust, Inc. ................. 101,665 2,072,949
9,678,302
a
Multi-Utilities  —  0 .2%
Avista Corp. ............................ 79,721 2,646,737
a
Office REITs  —  1 .1%
Brandywine Realty Trust .................... 182,089 782,983
COPT Defense Properties ................... 129,412 3,135,653
Cousins Properties, Inc. .................... 104,443 2,382,345
Easterly Government Properties, Inc. ........... 89,067 1,050,991
Highwoods Properties, Inc. .................. 90,496 2,212,627
Hudson Pacific Properties, Inc. ................ 108,891 690,369
JBG SMITH Properties ..................... 71,579 1,186,780
Kilroy Realty Corp. ........................ 48,081 1,821,789
Paramount Group, Inc. ..................... 162,091 718,063
Piedmont Office Realty Trust, Inc. , Class A ........ 152,560 956,551
SL Green Realty Corp. ..................... 23,155 1,122,554
Vornado Realty Trust ...................... 35,911 944,459
17,005,164
a
Oil, Gas & Consumable Fuels  —  3 .3%
Antero Midstream Corp. .................... 191,544 2,566,690
Antero Resources Corp.
(a)
................... 139,804 3,592,963
Berry Corp. ............................. 121,608 857,336
California Resources Corp. .................. 22,468 1,172,155
Callon Petroleum Co.
(a)
..................... 23,927 745,565
Chord Energy Corp. ....................... 5,050 820,372
Civitas Resources, Inc. ..................... 26,225 1,801,133
Clean Energy Fuels Corp.
(a)
.................. 342,826 1,011,337
CNX Resources Corp.
(a) (b)
................... 132,978 2,785,889
Delek U.S. Holdings, Inc. ................... 34,931 891,090
DT Midstream, Inc. ........................ 69,039 3,978,718
EnLink Midstream LLC ..................... 214,202 2,641,111
Equitrans Midstream Corp. .................. 196,420 2,099,730
Excelerate Energy, Inc. , Class A ............... 57,128 896,910
Green Plains, Inc.
(a)
....................... 13,938 296,879
Kinetik Holdings, Inc. , Class A ................ 51,571 1,821,488
Kosmos Energy Ltd.
(a)
...................... 510,484 3,134,372
Murphy Oil Corp. ......................... 68,980 2,736,437
New Fortress Energy, Inc. , Class A ............. 24,631 865,780
Par Pacific Holdings, Inc.
(a)
.................. 21,973 793,665
PBF Energy, Inc. , Class A ................... 34,590 1,615,353
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 219,117 $ 3,409,460
Range Resources Corp. .................... 125,012 3,952,879
SM Energy Co. .......................... 24,859 1,088,078
Southwestern Energy Co.
(a)
.................. 528,304 3,682,279
Talos Energy, Inc.
(a)
....................... 83,004 1,094,823
Uranium Energy Corp.
(a)
.................... 124,367 805,898
VAALCO Energy, Inc. ...................... 177,747 792,752
World Kinect Corp. ........................ 35,890 874,280
52,825,422
a
Paper & Forest Products  —  0 .2%
Louisiana-Pacific Corp. ..................... 27,085 2,003,477
Sylvamo Corp. .......................... 13,999 845,680
2,849,157
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 95,905 3,585,888
a
Personal Care Products  —  0 .4%
BellRing Brands, Inc.
(a)
..................... 28,276 1,610,318
Coty, Inc. , Class A
(a)
....................... 65,730 825,569
elf Beauty, Inc.
(a)
......................... 15,681 3,269,959
5,705,846
a
Pharmaceuticals  —  1 .2%
Amphastar Pharmaceuticals, Inc.
(a)
............. 14,367 669,071
Arvinas, Inc.
(a)
........................... 30,358 1,395,861
Axsome Therapeutics, Inc.
(a)
................. 10,373 844,155
Cassava Sciences, Inc.
(a) (b)
.................. 32,933 756,800
Cymabay Therapeutics, Inc.
(a)
................ 48,476 1,560,442
Edgewise Therapeutics, Inc.
(a)
................ 44,911 733,397
Elanco Animal Health, Inc.
(a) (b)
................ 206,287 3,277,900
Harmony Biosciences Holdings, Inc.
(a)
........... 23,163 743,532
Intra-Cellular Therapies, Inc.
(a)
................ 30,599 2,127,243
Organon & Co. .......................... 83,808 1,459,097
Perrigo Co. PLC ......................... 45,879 1,204,783
Phathom Pharmaceuticals, Inc.
(a)
.............. 83,714 895,740
Phibro Animal Health Corp. , Class A ............ 65,584 848,001
Pliant Therapeutics, Inc.
(a) (b)
.................. 47,016 746,144
Tarsus Pharmaceuticals, Inc.
(a) (b)
............... 29,200 1,116,024
18,378,190
a
Professional Services  —  2 .5%
ASGN, Inc.
(a)
............................ 30,233 3,002,742
CACI International, Inc. , Class A
(a)
............. 5,801 2,174,505
CBIZ, Inc.
(a)
............................. 11,914 899,864
Clarivate PLC
(a) (b)
......................... 167,856 1,205,206
Concentrix Corp. ......................... 17,812 1,290,479
CSG Systems International, Inc. ............... 33,199 1,811,337
ExlService Holdings, Inc.
(a)
.................. 86,518 2,692,440
Exponent, Inc. ........................... 9,975 806,878
First Advantage Corp. ...................... 64,419 1,008,802
FTI Consulting, Inc.
(a)
...................... 17,672 3,655,983
ICF International, Inc. ...................... 12,713 1,968,608
KBR, Inc. .............................. 109,038 6,545,551
Kelly Services, Inc. , Class A , NVS ............. 57,568 1,412,143
Korn Ferry ............................. 17,665 1,124,554
ManpowerGroup, Inc. ...................... 17,230 1,243,317
Parsons Corp.
(a)
.......................... 15,116 1,218,501
Paycor HCM, Inc.
(a) (b)
...................... 47,254 998,004
TriNet Group, Inc.
(a)
....................... 23,559 3,015,788
TrueBlue, Inc.
(a)
.......................... 113,541 1,334,107
Upwork, Inc.
(a)
........................... 57,031 747,106
Verra Mobility Corp. , Class A
(a)
................ 40,158 868,216
39,024,131
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Real Estate Management & Development  —  0 .7%
Anywhere Real Estate, Inc.
(a)
................. 110,698 $ 694,077
Compass, Inc. , Class A
(a)
.................... 209,434 827,264
Cushman & Wakefield PLC
(a)
................. 89,650 895,604
DigitalBridge Group, Inc. , Class A .............. 39,065 717,624
Howard Hughes Holdings, Inc.
(a) (b)
.............. 38,435 2,936,434
Jones Lang LaSalle, Inc.
(a)
................... 24,784 4,714,908
Marcus & Millichap, Inc. .................... 20,490 751,778
11,537,689
a
Residential REITs  —  0 .1%
Elme Communities ........................ 78,993 1,017,430
Veris Residential, Inc. ...................... 66,008 963,717
1,981,147
a
Retail REITs  —  1 .3%
Agree Realty Corp. ....................... 24,702 1,357,375
Brixmor Property Group, Inc. ................. 87,796 1,985,068
Federal Realty Investment Trust ............... 90,386 9,115,428
Macerich Co. (The) ....................... 89,017 1,460,769
NNN REIT, Inc. .......................... 68,047 2,768,832
Phillips Edison & Co., Inc. ................... 38,813 1,386,400
SITE Centers Corp. ....................... 111,869 1,519,181
Tanger, Inc. ............................. 32,043 923,159
20,516,212
a
Semiconductors & Semiconductor Equipment  —  2 .1%
Cirrus Logic, Inc.
(a)
........................ 32,889 3,019,868
Credo Technology Group Holding, Ltd.
(a)
......... 34,932 752,435
Ichor Holdings, Ltd.
(a)
...................... 20,622 882,622
Kulicke & Soffa Industries, Inc. ................ 61,774 2,941,678
MKS Instruments, Inc. ..................... 26,898 3,301,999
Onto Innovation, Inc.
(a)
..................... 25,312 4,661,458
PDF Solutions, Inc.
(a)
...................... 28,084 954,575
Power Integrations, Inc. .................... 34,092 2,436,214
Rambus, Inc.
(a)
.......................... 52,159 3,089,899
Silicon Laboratories, Inc.
(a)
................... 15,158 2,084,831
SMART Global Holdings, Inc.
(a)
................ 38,147 811,387
SolarEdge Technologies, Inc.
(a) (b)
.............. 19,936 1,339,101
Synaptics, Inc.
(a)
......................... 8,307 831,531
Universal Display Corp. .................... 13,231 2,307,751
Veeco Instruments, Inc.
(a)
................... 69,878 2,530,282
Wolfspeed, Inc.
(a)
......................... 60,894 1,584,462
33,530,093
a
Software  —  6 .5%
A10 Networks, Inc. ........................ 61,451 817,913
ACI Worldwide, Inc.
(a)
...................... 56,303 1,852,932
Adeia, Inc. ............................. 64,477 731,169
Agilysys, Inc.
(a)
.......................... 9,951 774,188
Altair Engineering, Inc. , Class A
(a)
.............. 23,788 2,023,883
Alteryx, Inc. , Class A
(a)
..................... 19,619 942,497
Appfolio, Inc. , Class A
(a)
.................... 8,834 2,138,623
Asana, Inc. , Class A
(a) (b)
..................... 41,333 814,260
Aurora Innovation, Inc. , Class A
(a)
.............. 267,943 680,575
Avepoint, Inc.
(a)
.......................... 98,259 786,072
Blackbaud, Inc.
(a)
......................... 27,367 1,893,249
BlackLine, Inc.
(a)
......................... 27,024 1,533,071
Box, Inc. , Class A
(a)
....................... 77,032 1,986,655
Braze, Inc. , Class A
(a)
...................... 19,993 1,137,602
C3.ai, Inc. , Class A
(a) (b)
..................... 29,858 1,103,850
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 72,640 850,614
Cerence, Inc.
(a)
.......................... 50,584 753,702
Cleanspark, Inc.
(a)
........................ 48,991 819,130
CommVault Systems, Inc.
(a)
.................. 22,529 2,156,251
Digimarc Corp.
(a)
......................... 20,470 717,678
Security Shares Value
a
Software (continued)
Dolby Laboratories, Inc. , Class A .............. 41,788 $ 3,384,828
DoubleVerify Holdings, Inc.
(a)
................. 70,204 2,168,602
E2open Parent Holdings, Inc. , Class A
(a) (b)
........ 200,002 846,008
Elastic NV
(a)
............................ 33,891 4,534,955
Envestnet, Inc.
(a)
......................... 18,920 974,948
Five9, Inc.
(a)
............................ 30,032 1,831,952
Freshworks, Inc. , Class A
(a) (b)
................. 51,520 1,053,069
Gitlab, Inc. , Class A
(a)
...................... 28,376 2,046,477
Guidewire Software, Inc.
(a)
................... 41,610 4,965,737
HashiCorp, Inc. , Class A
(a)
................... 34,425 897,460
Informatica, Inc. , Class A
(a)
.................. 28,395 925,109
Intapp, Inc.
(a)
............................ 18,401 721,871
InterDigital, Inc. .......................... 13,908 1,488,434
Jamf Holding Corp.
(a) (b)
..................... 38,970 701,070
JFrog Ltd.
(a)
............................. 30,709 1,375,456
LiveRamp Holdings, Inc.
(a)
................... 30,799 1,077,349
Marathon Digital Holdings, Inc.
(a) (b)
............. 66,274 1,716,497
Matterport, Inc. , Class A
(a)
................... 320,721 679,929
MicroStrategy, Inc. , Class A
(a) (b)
................ 4,952 5,065,104
Model N, Inc.
(a)
.......................... 33,452 821,581
N-able, Inc.
(a)
............................ 59,364 799,633
NCR Voyix Corp.
(a) (b)
....................... 53,455 780,978
Nutanix, Inc. , Class A
(a)
..................... 92,785 5,860,301
PagerDuty, Inc.
(a) (b)
........................ 38,299 925,304
Pegasystems, Inc. ........................ 19,863 1,291,890
PowerSchool Holdings, Inc. , Class A
(a) (b)
......... 31,627 660,688
Procore Technologies, Inc.
(a)
................. 35,190 2,745,876
Progress Software Corp. .................... 52,369 2,794,410
PROS Holdings, Inc.
(a)
..................... 24,847 888,280
Q2 Holdings, Inc.
(a) (b)
....................... 22,493 1,039,851
Qualys, Inc.
(a)
........................... 5,813 999,022
Rapid7, Inc.
(a)
........................... 16,529 968,269
RingCentral, Inc. , Class A
(a)
.................. 33,475 1,118,734
Riot Platforms, Inc.
(a)
...................... 47,420 669,570
SentinelOne, Inc. , Class A
(a)
.................. 74,612 2,101,820
Smartsheet, Inc. , Class A
(a)
.................. 39,915 1,684,812
Sprinklr, Inc. , Class A
(a)
..................... 61,286 798,557
Sprout Social, Inc. , Class A
(a) (b)
................ 18,075 1,117,396
SPS Commerce, Inc.
(a)
..................... 16,769 3,104,948
Tenable Holdings, Inc.
(a)
.................... 41,009 1,974,993
Teradata Corp.
(a)
......................... 51,111 1,922,796
Varonis Systems, Inc.
(a) (b)
.................... 27,845 1,414,526
Verint Systems, Inc.
(a)
...................... 41,218 1,302,901
Workiva, Inc. , Class A
(a)
..................... 31,217 2,688,408
Xperi, Inc.
(a)
............................. 70,628 774,083
Zuora, Inc. , Class A
(a)
...................... 93,643 756,635
102,975,031
a
Specialized REITs  —  0 .6%
CubeSmart ............................. 73,087 3,187,324
EPR Properties .......................... 23,697 973,473
Outfront Media, Inc. ....................... 77,936 1,119,940
PotlatchDeltic Corp. ....................... 65,500 2,961,255
Uniti Group, Inc. ......................... 335,557 1,966,364
10,208,356
a
Specialty Retail  —  3 .5%
Abercrombie & Fitch Co. , Class A
(a)
............. 18,146 2,318,333
Advance Auto Parts, Inc. .................... 19,805 1,337,630
American Eagle Outfitters, Inc. ................ 76,956 1,827,705
America's Car-Mart, Inc.
(a)
................... 12,446 838,114
Asbury Automotive Group, Inc.
(a)
............... 7,889 1,647,460
AutoNation, Inc.
(a) (b)
....................... 10,072 1,508,786
Beyond, Inc.
(a)
........................... 30,189 1,012,237
Boot Barn Holdings, Inc.
(a) (b)
.................. 8,659 800,957

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Caleres, Inc. ............................ 22,855 $ 882,432
Carvana Co. , Class A
(a) (b)
.................... 31,347 2,380,178
Five Below, Inc.
(a)
......................... 20,580 4,129,994
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 34,096 4,129,708
Foot Locker, Inc. ......................... 43,154 1,485,792
GameStop Corp. , Class A
(a) (b)
................. 85,108 1,214,491
Gap, Inc. (The) .......................... 103,805 1,966,067
Genesco, Inc.
(a)
.......................... 24,289 775,305
Group 1 Automotive, Inc. .................... 10,102 2,734,106
Hibbett, Inc. ............................ 12,987 1,064,285
Leslie's, Inc.
(a) (b)
.......................... 141,387 1,116,957
Lithia Motors, Inc. ........................ 10,693 3,197,849
MarineMax, Inc.
(a)
......................... 24,596 816,587
Murphy USA, Inc. ........................ 10,808 4,507,044
National Vision Holdings, Inc.
(a)
............... 78,346 1,833,296
ODP Corp. (The)
(a)
........................ 14,478 817,717
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 286,247 744,242
RH
(a) (b)
................................ 3,714 1,019,122
Sally Beauty Holdings, Inc.
(a)
................. 66,452 839,289
Signet Jewelers Ltd. ....................... 18,533 1,885,918
Upbound Group, Inc. ...................... 24,271 819,389
Urban Outfitters, Inc.
(a)
..................... 18,119 752,844
Valvoline, Inc.
(a)
.......................... 62,153 2,650,204
Victoria's Secret & Co.
(a)
.................... 26,570 758,839
Wayfair, Inc. , Class A
(a) (b)
.................... 25,177 1,500,549
55,313,426
a
Technology Hardware, Storage & Peripherals  —  0 .5%
IonQ, Inc.
(a) (b)
............................ 72,467 750,758
Pure Storage, Inc. , Class A
(a)
................. 101,485 5,343,185
Xerox Holdings Corp. ...................... 73,749 1,375,419
7,469,362
a
Textiles, Apparel & Luxury Goods  —  1 .7%
Capri Holdings Ltd.
(a)
...................... 36,384 1,678,394
Carter's, Inc. ............................ 14,826 1,200,165
Columbia Sportswear Co. ................... 16,705 1,381,336
Crocs, Inc.
(a)
............................ 26,563 3,247,327
Hanesbrands, Inc.
(a)
....................... 183,478 990,781
Kontoor Brands, Inc. ....................... 24,091 1,424,019
Levi Strauss & Co. , Class A .................. 51,848 942,078
Movado Group, Inc. ....................... 39,323 1,128,963
PVH Corp. ............................. 29,307 4,005,388
Ralph Lauren Corp. , Class A ................. 6,571 1,221,680
Steven Madden, Ltd. ...................... 44,435 1,902,707
Tapestry, Inc. ............................ 83,047 3,947,224
Under Armour, Inc. , Class A
(a)
................. 96,278 862,651
VF Corp. .............................. 163,960 2,679,106
26,611,819
a
Trading Companies & Distributors  —  1 .8%
Air Lease Corp. , Class A .................... 36,253 1,453,745
Applied Industrial Technologies, Inc. ............ 6,677 1,267,896
Beacon Roofing Supply, Inc.
(a)
................ 22,707 1,950,304
Boise Cascade Co. ....................... 22,695 3,084,477
Core & Main, Inc. , Class A
(a)
.................. 64,483 3,077,774
DNOW, Inc.
(a)
........................... 64,654 914,854
Security Shares Value
a
Trading Companies & Distributors (continued)
FTAI Aviation, Ltd. ........................ 18,134 $ 1,020,763
GATX Corp. ............................ 20,762 2,633,452
Herc Holdings, Inc. ........................ 11,135 1,766,902
McGrath RentCorp ........................ 10,203 1,270,069
MRC Global, Inc.
(a)
........................ 65,697 757,486
Rush Enterprises, Inc. , Class A ............... 16,140 786,018
Rush Enterprises, Inc. , Class B ............... 18,548 935,376
SiteOne Landscape Supply, Inc.
(a) (b)
............. 24,464 4,121,695
WESCO International, Inc. ................... 19,978 2,986,511
28,027,322
a
Water Utilities  —  0 .2%
American States Water Co. .................. 27,304 1,949,778
SJW Group ............................. 29,813 1,641,504
3,591,282
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 81,080 661,613
Telephone and Data Systems, Inc. ............. 55,588 850,496
United States Cellular Corp.
(a) (b)
............... 22,547 786,665
2,298,774
a
Total Common Stocks — 99.6%
(Cost: $ 1,442,364,511 ) ............................... 1,573,188,115
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(c)
30,052 13,223
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 13,223
Total Long-Term Investments — 99.6%
(Cost: $ 1,442,364,511 ) ............................... 1,573,201,338
a
Short-Term Securities
Money Market Funds  —  6 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(d) (e) (f)
...................... 100,480,571 100,530,811
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(d) (e)
............................ 4,375,857 4,375,857
a
Total Short-Term Securities — 6.7%
(Cost: $ 104,856,977 ) ................................ 104,906,668
Total Investments — 106.3%
(Cost: $ 1,547,221,488 ) ............................... 1,678,108,006
Liabilities in Excess of Other Assets — ( 6 .3 ) % ............... (99,170,222)
Net Assets — 100.0% ................................. $ 1,578,937,784
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 109,796,514 $ — $ (9,281,030)
(a)
$ 12,820 $ 2,507 $ 100,530,811 100,480,571 $ 375,010
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,304,286 — (928,429)
(a)
— — 4,375,857 4,375,857 106,296 —
$ 12,820 $ 2,507
$ 104,906,668
$ 481,306 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 34 03/15/24 $ 3,497 $ 89,672
E-Mini S&P MidCap 400 Index ............................................................. 8 03/15/24 2,314 64,808
$ 154,480
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 154,480 $ — $ — $ — $ 154,480
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 433,792 $ — $ — $ — $ 433,792
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 119,700 $ — $ — $ — $ 119,700

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,744,985
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,570,719,879  $ 2,468,236  $ —  $ 1,573,188,115
Rights ................................................ —  —  13,223  13,223
Short-Term Securities
Money Market Funds ...................................... 104,906,668  —  —  104,906,668
$ 1,675,626,547  $ 2,468,236  $ 13,223  $ 1,678,108,006
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 154,480  $ —  $ —  $ 154,480
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 29, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Huntington Ingalls Industries, Inc. .............. 77 $ 22,455
RTX Corp. ............................. 385 34,523
56,978
a
Air Freight & Logistics  —  1 .6%
CH Robinson Worldwide, Inc. ................ 226 16,742
Expeditors International of Washington, Inc. ....... 202 24,159
FedEx Corp. ............................ 38 9,461
United Parcel Service, Inc. , Class B ............ 116 17,198
67,560
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 257 2,909
a
Banks  —  5 .8%
Bank of America Corp. ..................... 1,377 47,534
Citigroup, Inc. ........................... 483 26,802
Huntington Bancshares, Inc. ................. 783 10,210
JPMorgan Chase & Co. .................... 576 107,171
PNC Financial Services Group, Inc. (The) ........ 144 21,197
Regions Financial Corp. .................... 559 10,414
Truist Financial Corp. ...................... 236 8,255
U.S. Bancorp ........................... 245 10,280
Wells Fargo & Co. ........................ 128 7,116
248,979
a
Beverages  —  3 .5%
Coca-Cola Co. (The) ...................... 1,283 77,006
Constellation Brands, Inc. , Class A ............. 17 4,225
Keurig Dr Pepper, Inc. ..................... 429 12,831
Molson Coors Beverage Co. , Class B ........... 176 10,986
PepsiCo, Inc. ........................... 259 42,823
147,871
a
Biotechnology  —  3 .3%
AbbVie, Inc. ............................ 272 47,886
Amgen, Inc. ............................ 130 35,598
Biogen, Inc.
(a)
........................... 34 7,378
Gilead Sciences, Inc. ...................... 524 37,780
Regeneron Pharmaceuticals, Inc.
(a)
............. 14 13,525
142,167
a
Building Products  —  2 .3%
Allegion PLC ............................ 42 5,371
Builders FirstSource, Inc.
(a)
.................. 23 4,489
Carrier Global Corp. ....................... 280 15,562
Fortune Brands Innovations, Inc. .............. 165 13,421
Johnson Controls International PLC ............ 207 12,269
Owens Corning .......................... 59 8,837
Trane Technologies PLC .................... 135 38,066
98,015
a
Capital Markets  —  4 .9%
Bank of New York Mellon Corp. (The) ........... 459 25,745
BlackRock, Inc.
(c)
......................... 24 19,472
Cboe Global Markets, Inc. ................... 31 5,952
Charles Schwab Corp. (The) ................. 237 15,827
Goldman Sachs Group, Inc. (The) ............. 76 29,568
Intercontinental Exchange, Inc. ............... 63 8,721
KKR & Co., Inc. .......................... 44 4,323
Morgan Stanley .......................... 405 34,846
Nasdaq, Inc. ............................ 226 12,701
Northern Trust Corp. ....................... 72 5,913
S&P Global, Inc. ......................... 88 37,698
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 97 $ 7,152
207,918
a
Chemicals  —  2 .9%
Dow, Inc. .............................. 290 16,205
DuPont de Nemours, Inc. ................... 64 4,428
Ecolab, Inc. ............................ 139 31,253
International Flavors & Fragrances, Inc. .......... 107 8,078
Linde PLC ............................. 81 36,354
LyondellBasell Industries NV , Class A ........... 135 13,538
PPG Industries, Inc. ....................... 106 15,010
124,866
a
Communications Equipment  —  1 .1%
Cisco Systems, Inc. ....................... 850 41,115
Juniper Networks, Inc. ..................... 143 5,295
46,410
a
Construction Materials  —  0 .2%
Martin Marietta Materials, Inc. ................ 15 8,666
a
Consumer Finance  —  1 .7%
American Express Co. ..................... 162 35,546
Capital One Financial Corp. .................. 46 6,330
Discover Financial Services .................. 130 15,691
Synchrony Financial ....................... 369 15,240
72,807
a
Consumer Staples Distribution & Retail  —  1 .2%
Dollar General Corp. ...................... 30 4,359
Dollar Tree, Inc.
(a)
......................... 39 5,721
Kroger Co. (The) ......................... 340 16,868
Sysco Corp. ............................ 54 4,372
Target Corp. ............................ 133 20,338
51,658
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 488 4,421
Avery Dennison Corp. ...................... 25 5,413
Ball Corp. .............................. 80 5,122
International Paper Co. ..................... 145 5,127
20,083
a
Distributors  —  0 .5%
LKQ Corp. ............................. 399 20,864
a
Diversified Telecommunication Services  —  1 .2%
AT&T, Inc. .............................. 909 15,389
Verizon Communications, Inc. ................ 919 36,779
52,168
a
Electric Utilities  —  1 .8%
Edison International ....................... 158 10,747
Eversource Energy ....................... 341 20,017
Exelon Corp. ............................ 436 15,626
NextEra Energy, Inc. ...................... 512 28,257
74,647
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 62 17,918
Rockwell Automation, Inc. ................... 25 7,127
25,045
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 110 $ 16,973
Trimble, Inc.
(a)
........................... 136 8,322
25,295
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 288 8,522
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 118 16,459
Walt Disney Co. (The) ..................... 385 42,958
59,417
a
Financial Services  —  1 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 112 45,853
Fidelity National Information Services, Inc. ........ 192 13,285
Fiserv, Inc.
(a)
............................ 101 15,076
74,214
a
Food Products  —  2 .9%
Archer-Daniels-Midland Co. .................. 96 5,099
Bunge Global SA ......................... 154 14,533
Campbell Soup Co. ....................... 101 4,307
Conagra Brands, Inc. ...................... 153 4,296
Darling Ingredients, Inc.
(a)
................... 98 4,146
General Mills, Inc. ........................ 428 27,469
Hormel Foods Corp. ....................... 145 5,121
Kellanova .............................. 558 30,774
Kraft Heinz Co. (The) ...................... 414 14,606
McCormick & Co., Inc. , NVS ................. 81 5,578
Mondelez International, Inc. , Class A ............ 74 5,407
121,336
a
Ground Transportation  —  0 .3%
CSX Corp. ............................. 125 4,742
JB Hunt Transport Services, Inc. .............. 44 9,078
13,820
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 152 18,033
Becton Dickinson & Co. .................... 18 4,240
GE HealthCare Technologies, Inc. ............. 70 6,390
ResMed, Inc. ........................... 23 3,995
STERIS PLC ............................ 78 18,167
Stryker Corp. ........................... 12 4,189
Teleflex, Inc. ............................ 40 8,912
Zimmer Biomet Holdings, Inc. ................ 118 14,674
78,600
a
Health Care Providers & Services  —  5 .4%
Cardinal Health, Inc. ....................... 128 14,334
Cencora, Inc. ........................... 99 23,324
Centene Corp.
(a)
......................... 147 11,529
Cigna Group (The) ........................ 86 28,908
CVS Health Corp. ........................ 92 6,842
HCA Healthcare, Inc. ...................... 43 13,403
Humana, Inc. ........................... 17 5,956
Laboratory Corp. of America Holdings ........... 51 11,007
Quest Diagnostics, Inc. ..................... 89 11,115
UnitedHealth Group, Inc. .................... 212 104,643
231,061
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 197 18,155
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .0%
McDonald's Corp. ........................ 115 $ 33,612
Vail Resorts, Inc. ......................... 43 9,904
43,516
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 48 7,173
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 123 12,315
Clorox Co. (The) ......................... 107 16,404
Kimberly-Clark Corp. ...................... 164 19,872
Procter & Gamble Co. (The) ................. 435 69,139
117,730
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 275 25,333
Honeywell International, Inc. ................. 182 36,169
61,502
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 166 22,123
a
Insurance  —  3 .7%
Allstate Corp. (The) ....................... 26 4,148
Assurant, Inc. ........................... 30 5,444
Chubb Ltd. ............................. 35 8,808
Hartford Financial Services Group, Inc. (The) ...... 195 18,689
Marsh & McLennan Companies, Inc. ............ 102 20,632
MetLife, Inc. ............................ 272 18,969
Principal Financial Group, Inc. ................ 69 5,579
Prudential Financial, Inc. .................... 393 42,833
Travelers Companies, Inc. (The) ............... 119 26,294
Willis Towers Watson PLC ................... 22 5,997
157,393
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 86 32,231
Akamai Technologies, Inc.
(a)
.................. 38 4,215
International Business Machines Corp. .......... 268 49,588
Twilio, Inc. , Class A
(a)
...................... 71 4,231
90,265
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 165 8,298
a
Life Sciences Tools & Services  —  2 .1%
Agilent Technologies, Inc. ................... 91 12,500
Avantor, Inc.
(a)
........................... 270 6,653
Danaher Corp. .......................... 154 38,983
Thermo Fisher Scientific, Inc. ................. 51 29,079
87,215
a
Machinery  —  3 .9%
Caterpillar, Inc. .......................... 95 31,726
CNH Industrial N.V. ....................... 972 11,615
Cummins, Inc. ........................... 87 23,369
Deere & Co. ............................ 28 10,221
Dover Corp. ............................ 76 12,569
Fortive Corp. ............................ 75 6,385
IDEX Corp. ............................. 38 8,964
Illinois Tool Works, Inc. ..................... 17 4,457
Ingersoll Rand, Inc. ....................... 121 11,051
Pentair PLC ............................ 349 27,149
Xylem, Inc. ............................. 162 20,582
168,088
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Media  —  0 .7%
Comcast Corp. , Class A .................... 504 $ 21,596
Fox Corp. , Class B ........................ 150 4,107
Interpublic Group of Companies, Inc. (The) ....... 187 5,872
31,575
a
Metals & Mining  —  0 .8%
Freeport-McMoRan, Inc. .................... 174 6,579
Newmont Corp. .......................... 325 10,156
Nucor Corp. ............................ 64 12,307
Steel Dynamics, Inc. ....................... 39 5,219
34,261
a
Multi-Utilities  —  1 .6%
CMS Energy Corp. ........................ 271 15,547
Consolidated Edison, Inc. ................... 155 13,518
Public Service Enterprise Group, Inc. ........... 651 40,622
69,687
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 65 4,207
a
Oil, Gas & Consumable Fuels  —  6 .8%
Chevron Corp. ........................... 379 57,612
ConocoPhillips .......................... 349 39,276
Diamondback Energy, Inc. ................... 23 4,198
EQT Corp. ............................. 130 4,830
Exxon Mobil Corp. ........................ 517 54,037
Kinder Morgan, Inc. , Class P ................. 1,398 24,311
Marathon Petroleum Corp. .................. 25 4,231
Occidental Petroleum Corp. .................. 102 6,182
ONEOK, Inc. ............................ 335 25,165
Ovintiv, Inc. ............................. 396 19,566
Phillips 66 .............................. 129 18,384
Pioneer Natural Resources Co. ............... 83 19,521
Valero Energy Corp. ....................... 59 8,346
Williams Companies, Inc. (The) ............... 156 5,607
291,266
a
Pharmaceuticals  —  4 .4%
Bristol-Myers Squibb Co. .................... 385 19,539
Johnson & Johnson ....................... 453 73,105
Merck & Co., Inc. ......................... 516 65,609
Pfizer, Inc. ............................. 1,062 28,207
186,460
a
Professional Services  —  0 .7%
Broadridge Financial Solutions, Inc. ............ 86 17,508
Leidos Holdings, Inc. ...................... 40 5,114
Paychex, Inc. ........................... 43 5,273
27,895
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 39 6,904
a
Semiconductors & Semiconductor Equipment  —  7 .8%
Broadcom, Inc. .......................... 79 102,739
First Solar, Inc.
(a)
......................... 27 4,155
Intel Corp. ............................. 1,032 44,427
Lam Research Corp. ...................... 39 36,592
Marvell Technology, Inc. .................... 194 13,902
Micron Technology, Inc. ..................... 181 16,400
NXP Semiconductors NV ................... 94 23,475
QUALCOMM, Inc. ........................ 173 27,298
Texas Instruments, Inc. ..................... 368 61,577
330,565
a
Security Shares Value
a
Software  —  0 .9%
Aspen Technology, Inc.
(a)
.................... 23 $ 4,459
Gen Digital, Inc. .......................... 335 7,199
Oracle Corp. ............................ 235 26,245
37,903
a
Specialized REITs  —  2 .5%
American Tower Corp. ..................... 125 24,857
Crown Castle, Inc. ........................ 268 29,464
Digital Realty Trust, Inc. .................... 128 18,792
Iron Mountain, Inc. ........................ 212 16,672
Public Storage ........................... 15 4,258
Weyerhaeuser Co. ........................ 418 14,371
108,414
a
Specialty Retail  —  3 .9%
Best Buy Co., Inc. ........................ 175 14,154
CarMax, Inc.
(a)
........................... 57 4,503
Home Depot, Inc. (The) .................... 246 93,630
Lowe's Companies, Inc. .................... 137 32,972
TJX Companies, Inc. (The) .................. 109 10,806
Tractor Supply Co. ........................ 41 10,427
166,492
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dell Technologies, Inc. , Class C ............... 50 4,733
Hewlett Packard Enterprise Co. ............... 1,130 17,210
HP, Inc. ............................... 173 4,901
Western Digital Corp.
(a)
..................... 82 4,876
31,720
a
Trading Companies & Distributors  —  0 .9%
Ferguson PLC ........................... 144 30,449
United Rentals, Inc. ....................... 14 9,706
40,155
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 83 9,839
Essential Utilities, Inc. ...................... 311 10,816
20,655
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,962,149 ) .................................. 4,251,493
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 2,643 2,645
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 9,791 9,791
a
Total Short-Term Securities — 0.3%
(Cost: $ 12,435 ) .................................... 12,436
Total Investments — 100.0%
(Cost: $ 3,974,584 ) .................................. 4,263,929
Liabilities in Excess of Other Assets — 0 .0% ................ (890)
Net Assets — 100.0% ................................. $ 4,263,039
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,259 $ — $ (1,614)
(a)
$ (1) $ 1 $ 2,645 2,643 $ 10
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,698 5,093
(a)
— — — 9,791 9,791 255 —
BlackRock, Inc. .. 18,214 — (1,436) (82) 2,776 19,472 24 255 —
$ (83) $ 2,777
$ 31,908
$ 520 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 03/15/24 $ 10 $ 414
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 414 $ — $ — $ — $ 414
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 630 $ — $ — $ — $ 630
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 414 $ — $ — $ — $ 414

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Aware MSCI USA Value ETF

2024
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,674
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,251,493  $ —  $ —  $ 4,251,493
Short-Term Securities
Money Market Funds ...................................... 12,436  —  —  12,436
$ 4,263,929  $ —  $ —  $ 4,263,929
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 414  $ —  $ —  $ 414
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
Axon Enterprise, Inc.
(a)
..................... 3,484 $ 1,070,877
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 5,730 424,478
Expeditors International of Washington, Inc. ....... 7,175 858,130
United Parcel Service, Inc. , Class B ............ 35,245 5,225,424
6,508,032
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 13,730 1,091,398
BorgWarner, Inc. ......................... 11,256 350,399
Lear Corp. ............................. 2,840 390,074
1,831,871
a
Automobiles  —  2 .5%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 31,984 362,059
Tesla, Inc.
(a)
............................. 139,422 28,146,513
28,508,572
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 22,896 718,706
Huntington Bancshares, Inc. ................. 70,238 915,904
PNC Financial Services Group, Inc. (The) ........ 19,412 2,857,446
Regions Financial Corp. .................... 45,191 841,908
Truist Financial Corp. ...................... 64,992 2,273,420
U.S. Bancorp ........................... 75,924 3,185,771
10,793,155
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 200,152 12,013,123
Keurig Dr Pepper, Inc. ..................... 51,196 1,531,272
PepsiCo, Inc. ........................... 66,999 11,077,615
24,622,010
a
Biotechnology  —  1 .2%
Amgen, Inc. ............................ 26,080 7,141,486
Biogen, Inc.
(a)
........................... 7,042 1,528,044
Gilead Sciences, Inc. ...................... 60,722 4,378,056
13,047,586
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 25,292 1,195,806
MercadoLibre, Inc.
(a)
....................... 2,217 3,536,780
4,732,586
a
Building Products  —  1 .0%
Allegion PLC ............................ 4,242 542,424
Builders FirstSource, Inc.
(a)
.................. 6,051 1,181,034
Carrier Global Corp. ....................... 39,393 2,189,463
Fortune Brands Innovations, Inc. .............. 6,091 495,442
Johnson Controls International PLC ............ 33,170 1,965,986
Lennox International, Inc. ................... 1,577 743,098
Masco Corp. ............................ 10,983 843,055
Owens Corning .......................... 4,338 649,746
Trane Technologies PLC .................... 11,071 3,121,690
11,731,938
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 4,931 2,008,692
Bank of New York Mellon Corp. (The) ........... 37,004 2,075,554
BlackRock, Inc.
(c)
......................... 7,249 5,881,404
Cboe Global Markets, Inc. ................... 5,144 987,648
Charles Schwab Corp. (The) ................. 73,386 4,900,717
FactSet Research Systems, Inc. ............... 1,851 856,236
Franklin Resources, Inc. .................... 14,326 393,249
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 27,892 $ 3,860,811
LPL Financial Holdings, Inc. .................. 3,665 981,817
MarketAxess Holdings, Inc. .................. 1,828 390,113
Moody's Corp. ........................... 8,028 3,045,984
Morgan Stanley .......................... 59,988 5,161,368
Nasdaq, Inc. ............................ 16,871 948,150
Northern Trust Corp. ....................... 10,065 826,638
Raymond James Financial, Inc. ............... 9,706 1,167,826
S&P Global, Inc. ......................... 15,805 6,770,546
State Street Corp. ........................ 15,038 1,108,752
T Rowe Price Group, Inc. ................... 10,927 1,238,575
42,604,080
a
Chemicals  —  1 .9%
Ecolab, Inc. ............................ 12,512 2,813,198
International Flavors & Fragrances, Inc. .......... 12,385 935,067
Linde PLC ............................. 23,629 10,605,168
LyondellBasell Industries NV , Class A ........... 12,613 1,264,832
PPG Industries, Inc. ....................... 11,513 1,630,241
Sherwin-Williams Co. (The) .................. 11,850 3,934,555
21,183,061
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 4,446 2,794,800
Waste Management, Inc. .................... 19,638 4,038,555
6,833,355
a
Construction & Engineering  —  0 .2%
AECOM ............................... 6,627 588,677
Quanta Services, Inc. ...................... 7,087 1,711,581
2,300,258
a
Construction Materials  —  0 .2%
Martin Marietta Materials, Inc. ................ 3,012 1,740,063
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 13,169 487,121
American Express Co. ..................... 28,410 6,233,722
Discover Financial Services .................. 12,192 1,471,574
Synchrony Financial ....................... 20,165 832,815
9,025,232
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 33,151 1,644,621
Target Corp. ............................ 22,497 3,440,241
5,084,862
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 70,829 641,711
Avery Dennison Corp. ...................... 3,938 852,695
Ball Corp. .............................. 15,338 981,939
International Paper Co. ..................... 15,931 563,320
Westrock Co. ........................... 12,584 569,929
3,609,594
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 6,810 1,016,461
LKQ Corp. ............................. 13,089 684,424
Pool Corp. ............................. 1,894 754,039
2,454,924
a
Diversified Telecommunication Services  —  0 .7%
Liberty Global, Ltd. , Class C
(a) (b)
............... 8,984 166,653
Verizon Communications, Inc. ................ 204,872 8,198,978
8,365,631
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electric Utilities  —  0 .4%
Edison International ....................... 18,624 $ 1,266,804
Eversource Energy ....................... 16,918 993,086
Exelon Corp. ............................ 48,596 1,741,681
NRG Energy, Inc. ......................... 11,002 608,631
4,610,202
a
Electrical Equipment  —  0 .9%
Eaton Corp. PLC ......................... 19,458 5,623,362
Emerson Electric Co. ...................... 27,728 2,962,737
Rockwell Automation, Inc. ................... 5,597 1,595,593
10,181,692
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 8,582 1,324,202
Trimble, Inc.
(a)
........................... 12,125 741,929
2,066,131
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 49,123 1,453,549
Halliburton Co. .......................... 43,600 1,529,052
Schlumberger Ltd. ........................ 69,611 3,364,300
6,346,901
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 12,467 1,738,897
Take-Two Interactive Software, Inc.
(a)
............ 8,252 1,212,466
Walt Disney Co. (The) ..................... 89,351 9,969,785
12,921,148
a
Financial Services  —  4 .3%
Equitable Holdings, Inc. .................... 16,495 564,789
Fidelity National Information Services, Inc. ........ 28,916 2,000,698
Fiserv, Inc.
(a)
............................ 29,248 4,365,849
Mastercard, Inc. , Class A .................... 40,803 19,371,632
Visa, Inc. , Class A ........................ 77,133 21,800,871
48,103,839
a
Food Products  —  0 .7%
Bunge Global SA ......................... 7,080 668,140
Campbell Soup Co. ....................... 9,434 402,266
Conagra Brands, Inc. ...................... 23,285 653,843
Darling Ingredients, Inc.
(a)
................... 7,873 333,107
General Mills, Inc. ........................ 27,674 1,776,117
Hormel Foods Corp. ....................... 14,810 523,089
J M Smucker Co. (The) ..................... 5,140 617,674
Kellanova .............................. 13,334 735,370
Lamb Weston Holdings, Inc. ................. 7,039 719,456
McCormick & Co., Inc. , NVS ................. 12,211 840,849
7,269,911
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 7,350 829,889
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 96,300 3,653,622
JB Hunt Transport Services, Inc. .............. 4,013 827,922
Knight-Swift Transportation Holdings, Inc. , Class A .. 7,782 438,438
Norfolk Southern Corp. ..................... 11,038 2,796,808
Old Dominion Freight Line, Inc. ............... 4,792 2,120,364
Union Pacific Corp. ....................... 29,707 7,536,369
17,373,523
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a) (b)
.................... 3,563 1,077,523
Cooper Cos., Inc. The ...................... 9,630 901,368
Dexcom, Inc.
(a)
.......................... 18,819 2,165,502
Edwards Lifesciences Corp.
(a)
................ 29,620 2,513,849
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
........................... 11,696 $ 863,165
IDEXX Laboratories, Inc.
(a)
................... 4,047 2,327,956
Insulet Corp.
(a)
........................... 3,374 553,336
STERIS PLC ............................ 4,815 1,121,462
Teleflex, Inc. ............................ 2,304 513,308
Zimmer Biomet Holdings, Inc. ................ 10,150 1,262,254
13,299,723
a
Health Care Providers & Services  —  1 .8%
Cencora, Inc. ........................... 8,321 1,960,428
Cigna Group (The) ........................ 14,260 4,793,356
DaVita, Inc.
(a)
............................ 2,646 335,963
Elevance Health, Inc. ...................... 11,450 5,739,312
HCA Healthcare, Inc. ...................... 9,783 3,049,361
Humana, Inc. ........................... 6,025 2,110,678
Laboratory Corp. of America Holdings ........... 4,137 892,889
Molina Healthcare, Inc.
(a)
.................... 2,839 1,118,310
Quest Diagnostics, Inc. ..................... 5,448 680,401
20,680,698
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 34,329 575,011
Welltower, Inc. ........................... 26,971 2,485,647
3,060,658
a
Hotels, Restaurants & Leisure  —  1 .9%
Booking Holdings, Inc.
(a)
.................... 1,700 5,897,011
Hilton Worldwide Holdings, Inc. ............... 12,497 2,553,387
McDonald's Corp. ........................ 35,341 10,329,467
Vail Resorts, Inc. ......................... 1,854 426,995
Yum! Brands, Inc. ........................ 13,674 1,892,755
21,099,615
a
Household Durables  —  0 .2%
NVR, Inc.
(a)
............................. 155 1,181,964
PulteGroup, Inc. ......................... 10,506 1,138,640
2,320,604
a
Household Products  —  2 .3%
Church & Dwight Co., Inc. ................... 12,059 1,207,347
Clorox Co. (The) ......................... 6,039 925,839
Colgate-Palmolive Co. ..................... 38,102 3,296,585
Kimberly-Clark Corp. ...................... 16,420 1,989,611
Procter & Gamble Co. (The) ................. 114,855 18,255,054
25,674,436
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 26,915 2,479,410
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 45,027 6,000,748
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 27,054 2,184,340
Allstate Corp. (The) ....................... 12,752 2,034,199
Arch Capital Group Ltd.
(a)
................... 18,099 1,585,291
Assurant, Inc. ........................... 2,563 465,056
Hartford Financial Services Group, Inc. (The) ...... 14,657 1,404,727
Marsh & McLennan Companies, Inc. ............ 24,028 4,860,144
Principal Financial Group, Inc. ................ 11,618 939,432
Progressive Corp. (The) .................... 28,510 5,404,356
Prudential Financial, Inc. .................... 17,561 1,913,973
Travelers Companies, Inc. (The) ............... 11,130 2,459,285
Willis Towers Watson PLC ................... 5,033 1,372,046
24,622,849
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  6 .7%
Alphabet, Inc. , Class A
(a)
.................... 288,393 $ 39,930,895
Alphabet, Inc. , Class C , NVS
(a)
................ 251,089 35,097,220
Snap, Inc. , Class A , NVS
(a)
.................. 50,884 560,742
75,588,857
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 30,554 11,451,028
Akamai Technologies, Inc.
(a)
.................. 7,318 811,713
Gartner, Inc.
(a)
........................... 3,799 1,768,662
International Business Machines Corp. .......... 44,498 8,233,465
Twilio, Inc. , Class A
(a)
...................... 8,274 493,048
22,757,916
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 6,298 316,726
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 14,288 1,962,600
Avantor, Inc.
(a)
........................... 33,015 813,490
Bio-Techne Corp. ......................... 7,760 570,903
Danaher Corp. .......................... 34,209 8,659,666
Illumina, Inc.
(a)
........................... 7,739 1,082,144
Mettler-Toledo International, Inc.
(a) (b)
............ 1,057 1,318,312
Repligen Corp.
(a) (b)
........................ 2,560 496,614
Waters Corp.
(a)
.......................... 2,885 973,457
West Pharmaceutical Services, Inc. ............ 3,616 1,295,830
17,173,016
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 24,808 8,284,880
Cummins, Inc. ........................... 6,907 1,855,289
Dover Corp. ............................ 6,792 1,123,261
Fortive Corp. ............................ 17,151 1,460,065
Graco, Inc. ............................. 8,247 752,621
IDEX Corp. ............................. 3,671 865,989
Illinois Tool Works, Inc. ..................... 14,644 3,838,924
Ingersoll Rand, Inc. ....................... 19,762 1,804,863
Otis Worldwide Corp. ...................... 20,020 1,907,906
Pentair PLC ............................ 8,096 629,788
Toro Co. (The) ........................... 5,060 467,089
Xylem, Inc. ............................. 11,693 1,485,596
24,476,271
a
Media  —  0 .9%
Comcast Corp. , Class A .................... 195,688 8,385,231
Fox Corp. , Class A , NVS .................... 12,141 361,680
Fox Corp. , Class B ........................ 7,012 191,989
Interpublic Group of Companies, Inc. (The) ....... 18,702 587,243
Omnicom Group, Inc. ...................... 9,617 850,046
Sirius XM Holdings, Inc.
(b)
................... 38,095 168,380
10,544,569
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 55,910 1,747,187
Nucor Corp. ............................ 11,980 2,303,754
Steel Dynamics, Inc. ....................... 7,491 1,002,446
5,053,387
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 24,500 467,705
a
Multi-Utilities  —  0 .4%
CMS Energy Corp. ........................ 14,163 812,531
Consolidated Edison, Inc. ................... 16,823 1,467,134
Sempra ............................... 30,668 2,165,161
4,444,826
a
Security Shares Value
a
Office REITs  —  0 .0%
Boston Properties, Inc. ..................... 7,178 $ 464,560
a
Oil, Gas & Consumable Fuels  —  1 .6%
Cheniere Energy, Inc. ...................... 11,611 1,802,027
HF Sinclair Corp. ......................... 7,782 431,901
Kinder Morgan, Inc. , Class P ................. 97,152 1,689,473
Marathon Petroleum Corp. .................. 18,503 3,131,263
ONEOK, Inc. ............................ 28,417 2,134,685
Phillips 66 .............................. 21,440 3,055,414
Targa Resources Corp. ..................... 10,336 1,015,409
Valero Energy Corp. ....................... 16,591 2,346,963
Williams Companies, Inc. (The) ............... 59,312 2,131,673
17,738,808
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 7,930 335,201
a
Pharmaceuticals  —  6 .6%
Bristol-Myers Squibb Co. .................... 99,157 5,032,218
Eli Lilly & Co. ........................... 39,322 29,636,205
Jazz Pharmaceuticals PLC
(a)
................. 2,900 344,810
Johnson & Johnson ....................... 117,310 18,931,488
Merck & Co., Inc. ......................... 123,487 15,701,372
Zoetis, Inc. , Class A ....................... 22,347 4,432,080
74,078,173
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 20,044 5,033,650
Broadridge Financial Solutions, Inc. ............ 5,745 1,169,567
Dayforce, Inc.
(a) (b)
......................... 7,281 507,923
Paychex, Inc. ........................... 15,762 1,932,736
Paylocity Holding Corp.
(a) (b)
.................. 2,206 371,954
Robert Half, Inc. ......................... 5,191 417,356
TransUnion ............................. 9,455 733,992
10,167,178
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 14,853 1,364,842
a
Semiconductors & Semiconductor Equipment  —  11 .7%
Applied Materials, Inc. ..................... 40,499 8,165,408
Intel Corp. ............................. 205,452 8,844,709
Lam Research Corp. ...................... 6,423 6,026,380
Marvell Technology, Inc. .................... 42,128 3,018,892
NVIDIA Corp. ........................... 120,367 95,224,741
NXP Semiconductors NV ................... 12,561 3,136,859
Texas Instruments, Inc. ..................... 44,258 7,405,691
131,822,680
a
Software  —  18 .6%
Adobe, Inc.
(a)
............................ 22,027 12,341,288
ANSYS, Inc.
(a)
........................... 4,245 1,418,552
Autodesk, Inc.
(a) (b)
......................... 10,424 2,691,164
Cadence Design Systems, Inc.
(a)
.............. 13,258 4,035,470
DocuSign, Inc.
(a)
......................... 9,934 529,184
Fair Isaac Corp.
(a)
......................... 1,211 1,537,861
Gen Digital, Inc. .......................... 28,094 603,740
HubSpot, Inc.
(a)
.......................... 2,330 1,441,827
Intuit, Inc. .............................. 13,642 9,043,145
Microsoft Corp. .......................... 344,076 142,323,597
PTC, Inc.
(a) (b)
............................ 5,840 1,068,778
Salesforce, Inc.
(a)
......................... 47,184 14,571,363
ServiceNow, Inc.
(a)
........................ 9,990 7,705,687
Splunk, Inc.
(a)
........................... 7,782 1,215,704
Synopsys, Inc.
(a)
......................... 7,407 4,249,618
Workday, Inc. , Class A
(a)
.................... 10,185 3,001,112

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 4,343 $ 1,050,876
208,828,966
a
Specialized REITs  —  1 .5%
American Tower Corp. ..................... 22,717 4,517,503
Crown Castle, Inc. ........................ 21,147 2,324,901
Digital Realty Trust, Inc. .................... 14,698 2,157,813
Equinix, Inc. ............................ 4,575 4,066,351
Iron Mountain, Inc. ........................ 14,168 1,114,172
SBA Communications Corp. , Class A ............ 5,272 1,103,061
Weyerhaeuser Co. ........................ 35,601 1,223,962
16,507,763
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a)
......................... 843 2,534,075
Best Buy Co., Inc. ........................ 9,510 769,169
Burlington Stores, Inc.
(a)
.................... 3,165 649,141
CarMax, Inc.
(a) (b)
.......................... 7,614 601,506
Home Depot, Inc. (The) .................... 48,502 18,460,346
Lowe's Companies, Inc. .................... 28,042 6,748,868
TJX Companies, Inc. (The) .................. 55,475 5,499,792
Tractor Supply Co. ........................ 5,291 1,345,607
Ulta Beauty, Inc.
(a)
........................ 2,366 1,297,893
37,906,397
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 63,333 964,562
HP, Inc. ............................... 45,874 1,299,610
NetApp, Inc. ............................ 10,125 902,340
Seagate Technology Holdings PLC ............. 9,690 901,655
Western Digital Corp.
(a)
..................... 15,707 934,095
5,002,262
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 1,254 1,123,070
Lululemon Athletica, Inc.
(a)
................... 5,605 2,618,040
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Nike, Inc. , Class B ........................ 59,311 $ 6,164,192
9,905,302
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 27,871 2,034,862
Ferguson PLC ........................... 9,901 2,093,566
United Rentals, Inc. ....................... 3,317 2,299,577
WW Grainger, Inc. ........................ 2,177 2,119,222
8,547,227
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 9,451 1,120,321
Essential Utilities, Inc. ...................... 12,652 440,037
1,560,358
a
Total Long-Term Investments — 99.7%
(Cost: $ 952,973,518 ) ................................ 1,120,042,654
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 5,469,948 5,472,683
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 1,683,126 1,683,126
a
Total Short-Term Securities — 0.6%
(Cost: $ 7,155,487 ) .................................. 7,155,809
Total Investments — 100.3%
(Cost: $ 960,129,005 ) ................................ 1,127,198,463
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (3,918,276)
Net Assets — 100.0% ................................. $ 1,123,280,187
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,150,322 $ 4,318,748
(a)
$ — $ 3,444 $ 169 $ 5,472,683 5,469,948 $ 32,057
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,878,833 — (195,707)
(a)
— — 1,683,126 1,683,126 73,061 —
BlackRock, Inc. .. 5,850,210 299,076 (1,160,653) 91,426 801,345 5,881,404 7,249 84,115 —
$ 94,870 $ 801,514
$ 13,037,213
$ 189,233 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 12 03/15/24 $ 3,062 $ 143,494
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 143,494 $ — $ — $ — $ 143,494
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 192,250 $ — $ — $ — $ 192,250
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 109,079 $ — $ — $ — $ 109,079
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,132,988
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG MSCI USA Leaders ETF

2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,120,042,654  $ —  $ —  $ 1,120,042,654
Short-Term Securities
Money Market Funds ...................................... 7,155,809  —  —  7,155,809
$ 1,127,198,463  $ —  $ —  $ 1,127,198,463
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 143,494  $ —  $ —  $ 143,494
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 16,555 $ 5,088,510
L3Harris Technologies, Inc. .................. 10,393 2,199,783
7,288,293
a
Automobiles  —  2 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 291,683 3,301,851
Tesla, Inc.
(a)
............................. 166,159 33,544,179
36,846,030
a
Banks  —  1 .4%
JPMorgan Chase & Co. .................... 115,312 21,454,951
M&T Bank Corp. ......................... 9,440 1,319,146
U.S. Bancorp ........................... 34,264 1,437,717
24,211,814
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 198,986 11,984,927
Keurig Dr Pepper, Inc. ..................... 47,513 1,421,114
Monster Beverage Corp.
(a)
................... 90,200 5,330,820
18,736,861
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 71,081 12,513,810
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,960 1,655,946
Amgen, Inc. ............................ 14,408 3,945,343
Biogen, Inc.
(a)
........................... 7,226 1,567,970
BioMarin Pharmaceutical, Inc.
(a)
............... 16,418 1,416,545
Exact Sciences Corp.
(a)
..................... 6,781 390,111
Moderna, Inc.
(a)
.......................... 6,835 630,460
Neurocrine Biosciences, Inc.
(a)
................ 6,270 817,608
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,180 5,004,346
Vertex Pharmaceuticals, Inc.
(a)
................ 11,893 5,003,861
32,946,000
a
Broadline Retail  —  4 .1%
Amazon.com, Inc.
(a)
....................... 368,737 65,177,952
eBay, Inc. .............................. 56,798 2,685,410
Etsy, Inc.
(a) (b)
............................ 14,704 1,054,130
MercadoLibre, Inc.
(a)
....................... 2,838 4,527,461
73,444,953
a
Building Products  —  0 .1%
Allegion PLC ............................ 11,015 1,408,488
Fortune Brands Innovations, Inc. .............. 3,038 247,111
1,655,599
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 1,850 753,616
Bank of New York Mellon Corp. (The) ........... 60,424 3,389,182
BlackRock, Inc.
(c)
......................... 10,339 8,388,444
Cboe Global Markets, Inc. ................... 11,102 2,131,584
Charles Schwab Corp. (The) ................. 106,169 7,089,966
CME Group, Inc. , Class A ................... 28,706 6,325,367
FactSet Research Systems, Inc. ............... 4,247 1,964,577
Intercontinental Exchange, Inc. ............... 36,280 5,021,878
KKR & Co., Inc. .......................... 22,445 2,205,446
MarketAxess Holdings, Inc. .................. 3,316 707,667
Moody's Corp. ........................... 20,781 7,884,727
Nasdaq, Inc. ............................ 32,116 1,804,919
Northern Trust Corp. ....................... 18,492 1,518,748
Raymond James Financial, Inc. ............... 2,655 319,450
S&P Global, Inc. ......................... 31,903 13,666,607
SEI Investments Co. ....................... 28,311 1,903,915
T Rowe Price Group, Inc. ................... 18,211 2,064,217
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 3,063 $ 324,127
67,464,437
a
Chemicals  —  1 .5%
Albemarle Corp. ......................... 4,655 641,692
Sherwin-Williams Co. (The) .................. 79,732 26,473,416
27,115,108
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 7,957 5,001,850
Copart, Inc.
(a)
........................... 52,947 2,814,133
Rollins, Inc. ............................. 70,048 3,087,015
10,902,998
a
Communications Equipment  —  1 .6%
Arista Networks, Inc.
(a)
..................... 3,911 1,085,459
Cisco Systems, Inc. ....................... 260,636 12,606,963
F5, Inc.
(a)
.............................. 7,851 1,469,864
Juniper Networks, Inc. ..................... 183,355 6,789,636
Motorola Solutions, Inc. .................... 21,798 7,201,841
29,153,763
a
Construction & Engineering  —  0 .1%
AECOM ............................... 16,181 1,437,358
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 29,222 6,411,891
Discover Financial Services .................. 14,271 1,722,510
8,134,401
a
Consumer Staples Distribution & Retail  —  0 .1%
Dollar General Corp. ...................... 14,101 2,049,016
a
Distributors  —  0 .0%
Pool Corp. ............................. 835 332,430
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,281 505,111
a
Electric Utilities  —  1 .2%
Edison International ....................... 303,032 20,612,237
a
Electrical Equipment  —  0 .4%
AMETEK, Inc. ........................... 18,833 3,393,330
Rockwell Automation, Inc. ................... 11,605 3,308,353
6,701,683
a
Electronic Equipment, Instruments & Components  —  0 .8%
Amphenol Corp. , Class A ................... 22,334 2,439,766
CDW Corp. ............................. 20,175 4,967,287
Keysight Technologies, Inc.
(a)
................. 18,623 2,873,529
TE Connectivity Ltd. ....................... 6,568 942,902
Teledyne Technologies, Inc.
(a)
................. 2,737 1,169,438
Trimble, Inc.
(a)
........................... 39,126 2,394,120
14,787,042
a
Entertainment  —  1 .3%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 16,898 1,229,498
Netflix, Inc.
(a)
............................ 19,613 11,825,070
Take-Two Interactive Software, Inc.
(a)
............ 2,776 407,878
Walt Disney Co. (The) ..................... 81,767 9,123,562
22,586,008
a
Financial Services  —  3 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 23,807 9,746,586
Fidelity National Information Services, Inc. ........ 11,968 828,066

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Financial Services (continued)
Fiserv, Inc.
(a)
............................ 31,864 $ 4,756,339
FleetCor Technologies, Inc.
(a)
................. 5,576 1,557,209
Global Payments, Inc. ..................... 12,174 1,578,968
Jack Henry & Associates, Inc. ................ 1,456 253,009
Mastercard, Inc. , Class A .................... 37,006 17,568,969
PayPal Holdings, Inc.
(a)
..................... 39,787 2,400,748
Visa, Inc. , Class A ........................ 110,261 31,164,169
69,854,063
a
Food Products  —  0 .4%
Darling Ingredients, Inc.
(a)
................... 126,264 5,342,230
Hershey Co. (The) ........................ 5,774 1,085,050
6,427,280
a
Ground Transportation  —  0 .7%
Old Dominion Freight Line, Inc. ............... 9,635 4,263,295
Uber Technologies, Inc.
(a)
................... 19,346 1,538,007
U-Haul Holding Co. , Series N , NVS ............. 27,653 1,757,901
Union Pacific Corp. ....................... 16,123 4,090,244
11,649,447
a
Health Care Equipment & Supplies  —  3 .3%
Align Technology, Inc.
(a)
..................... 2,569 776,917
Baxter International, Inc. .................... 4,435 181,480
Becton Dickinson & Co. .................... 9,351 2,202,628
Boston Scientific Corp.
(a)
.................... 74,598 4,939,134
Cooper Cos., Inc. The ...................... 20,552 1,923,667
Dexcom, Inc.
(a)
.......................... 19,126 2,200,829
Edwards Lifesciences Corp.
(a)
................ 132,917 11,280,666
Hologic, Inc.
(a)
........................... 21,678 1,599,836
IDEXX Laboratories, Inc.
(a)
................... 17,302 9,952,630
Insulet Corp.
(a)
........................... 3,506 574,984
Intuitive Surgical, Inc.
(a)
..................... 14,317 5,520,635
Medtronic PLC .......................... 72,403 6,035,514
ResMed, Inc. ........................... 12,141 2,109,135
Stryker Corp. ........................... 18,359 6,408,576
Teleflex, Inc. ............................ 3,917 872,668
Zimmer Biomet Holdings, Inc. ................ 13,636 1,695,773
58,275,072
a
Health Care Providers & Services  —  1 .5%
Elevance Health, Inc. ...................... 11,415 5,721,769
Humana, Inc. ........................... 6,398 2,241,347
Laboratory Corp. of America Holdings ........... 1,614 348,350
Quest Diagnostics, Inc. ..................... 3,897 486,696
UnitedHealth Group, Inc. .................... 37,817 18,666,471
27,464,633
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 294,312 4,929,726
Ventas, Inc. ............................ 26,493 1,120,389
Welltower, Inc. ........................... 33,008 3,042,017
9,092,132
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 6,858 1,546,548
a
Hotels, Restaurants & Leisure  —  2 .4%
Airbnb, Inc. , Class A
(a)
...................... 24,329 3,831,088
Booking Holdings, Inc.
(a)
.................... 159 551,544
Chipotle Mexican Grill, Inc.
(a)
................. 904 2,430,648
Hilton Worldwide Holdings, Inc. ............... 7,939 1,622,096
Marriott International, Inc. , Class A ............. 6,604 1,650,142
McDonald's Corp. ........................ 75,799 22,154,532
Starbucks Corp. .......................... 61,786 5,863,491
Vail Resorts, Inc. ......................... 694 159,835
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd. ........................ 4,540 $ 477,608
Yum! Brands, Inc. ........................ 26,555 3,675,743
42,416,727
a
Household Durables  —  0 .2%
Garmin Ltd. ............................. 24,860 3,414,521
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 12,316 1,233,078
Clorox Co. (The) ......................... 2,748 421,296
1,654,374
a
Industrial REITs  —  1 .1%
Prologis, Inc. ............................ 147,191 19,616,145
a
Insurance  —  3 .4%
Aflac, Inc. .............................. 109,079 8,807,038
Allstate Corp. (The) ....................... 17,119 2,730,823
American Financial Group, Inc. ............... 29,873 3,813,886
Arch Capital Group Ltd.
(a)
................... 53,593 4,694,211
Arthur J Gallagher & Co. .................... 4,083 995,966
Brown & Brown, Inc. ....................... 40,249 3,389,368
Chubb Ltd. ............................. 28,538 7,182,158
Cincinnati Financial Corp. ................... 19,562 2,230,068
Erie Indemnity Co. , Class A , NVS .............. 4,912 1,998,595
Globe Life, Inc. .......................... 9,478 1,203,042
Hartford Financial Services Group, Inc. (The) ...... 32,769 3,140,581
Markel Group, Inc.
(a)
....................... 2,010 2,999,885
Marsh & McLennan Companies, Inc. ............ 30,473 6,163,774
MetLife, Inc. ............................ 39,853 2,779,348
Progressive Corp. (The) .................... 30,121 5,709,737
Willis Towers Watson PLC ................... 9,554 2,604,516
60,442,996
a
Interactive Media & Services  —  5 .6%
Alphabet, Inc. , Class A
(a)
.................... 109,172 15,115,955
Alphabet, Inc. , Class C , NVS
(a)
................ 279,683 39,094,090
Match Group, Inc.
(a)
....................... 12,589 453,708
Meta Platforms, Inc. , Class A ................. 88,413 43,333,864
Pinterest, Inc. , Class A
(a)
.................... 14,566 534,572
Snap, Inc. , Class A , NVS
(a)
.................. 26,716 294,410
98,826,599
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 22,539 8,447,167
Gartner, Inc.
(a)
........................... 940 437,626
International Business Machines Corp. .......... 84,409 15,618,197
Okta, Inc. , Class A
(a)
....................... 3,363 360,850
Snowflake, Inc. , Class A
(a)
................... 977 183,950
VeriSign, Inc.
(a)
.......................... 9,645 1,883,572
26,931,362
a
Life Sciences Tools & Services  —  2 .2%
Avantor, Inc.
(a)
........................... 8,133 200,397
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 2,218 722,802
Bio-Techne Corp. ......................... 59,981 4,412,802
Danaher Corp. .......................... 28,611 7,242,589
Illumina, Inc.
(a)
........................... 12,461 1,742,422
IQVIA Holdings, Inc.
(a)
...................... 1,685 416,465
Mettler-Toledo International, Inc.
(a)
............. 3,232 4,031,015
Repligen Corp.
(a)
......................... 9,511 1,845,039
Revvity, Inc. ............................ 23,902 2,619,420
Thermo Fisher Scientific, Inc. ................. 20,508 11,693,251
Waters Corp.
(a)
.......................... 1,526 514,903

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 11,620 $ 4,164,143
39,605,248
a
Machinery  —  2 .6%
Fortive Corp. ............................ 63,512 5,406,776
Graco, Inc. ............................. 8,466 772,607
IDEX Corp. ............................. 23,760 5,604,984
Illinois Tool Works, Inc. ..................... 24,138 6,327,777
Ingersoll Rand, Inc. ....................... 26,466 2,417,140
Pentair PLC ............................ 37,637 2,927,782
Westinghouse Air Brake Technologies Corp. ....... 3,165 447,183
Xylem, Inc. ............................. 181,879 23,107,727
47,011,976
a
Media  —  0 .8%
Charter Communications, Inc. , Class A
(a)
......... 6,820 2,004,603
Comcast Corp. , Class A .................... 111,730 4,787,631
Fox Corp. , Class A , NVS .................... 12,660 377,141
Fox Corp. , Class B ........................ 20,899 572,215
Liberty Broadband Corp. , Class C , NVS
(a)
........ 39,002 2,347,140
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
39,595 1,147,463
Sirius XM Holdings, Inc.
(b)
................... 287,903 1,272,531
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,123 1,121,098
13,629,822
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 8,889 169,691
a
Office REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 28,153 3,511,524
Boston Properties, Inc. ..................... 109,831 7,108,262
10,619,786
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 4,891 726,705
a
Pharmaceuticals  —  6 .3%
Bristol-Myers Squibb Co. .................... 137,487 6,977,465
Catalent, Inc.
(a)
.......................... 13,796 791,063
Eli Lilly & Co. ........................... 48,222 36,343,957
Jazz Pharmaceuticals PLC
(a)
................. 10,590 1,259,151
Johnson & Johnson ....................... 115,815 18,690,225
Merck & Co., Inc. ......................... 139,159 17,694,067
Pfizer, Inc. ............................. 290,499 7,715,653
Royalty Pharma PLC , Class A ................ 110,903 3,364,797
Zoetis, Inc. , Class A ....................... 94,904 18,822,310
111,658,688
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 20,645 5,184,579
Booz Allen Hamilton Holding Corp. , Class A ....... 7,164 1,058,195
Equifax, Inc. ............................ 7,798 2,133,455
Paychex, Inc. ........................... 35,652 4,371,648
Paycom Software, Inc. ..................... 852 155,396
Robert Half, Inc. ......................... 7,476 601,070
SS&C Technologies Holdings, Inc. ............. 2,899 184,840
Verisk Analytics, Inc. ....................... 10,804 2,613,488
16,302,671
a
Real Estate Management & Development  —  0 .2%
CoStar Group, Inc.
(a)
....................... 36,884 3,210,014
Zillow Group, Inc. , Class C , NVS
(a)
............. 4,245 238,357
3,448,371
a
Residential REITs  —  0 .7%
AvalonBay Communities, Inc. ................ 44,279 7,838,711
Equity Residential ........................ 30,825 1,855,973
Security Shares Value
a
Residential REITs (continued)
Essex Property Trust, Inc. ................... 8,089 $ 1,871,795
Sun Communities, Inc. ..................... 1,626 217,494
11,783,973
a
Retail REITs  —  0 .5%
Realty Income Corp. ....................... 91,471 4,766,554
Regency Centers Corp. .................... 30,230 1,872,748
Simon Property Group, Inc. .................. 18,015 2,668,742
9,308,044
a
Semiconductors & Semiconductor Equipment  —  11 .6%
Advanced Micro Devices, Inc.
(a)
............... 69,305 13,343,292
Analog Devices, Inc. ....................... 59,721 11,455,682
Broadcom, Inc. .......................... 21,643 28,146,505
Enphase Energy, Inc.
(a)
..................... 68,054 8,643,539
First Solar, Inc.
(a)
......................... 64,450 9,918,210
Intel Corp. ............................. 183,896 7,916,723
KLA Corp. .............................. 6,154 4,198,874
Marvell Technology, Inc. .................... 82,963 5,945,129
NVIDIA Corp. ........................... 121,826 96,378,985
QUALCOMM, Inc. ........................ 58,339 9,205,311
Skyworks Solutions, Inc. .................... 6,133 643,474
Texas Instruments, Inc. ..................... 65,771 11,005,461
206,801,185
a
Software  —  12 .3%
Adobe, Inc.
(a)
............................ 22,668 12,700,427
ANSYS, Inc.
(a)
........................... 3,373 1,127,155
Autodesk, Inc.
(a) (b)
......................... 9,011 2,326,370
Fortinet, Inc.
(a)
........................... 29,648 2,048,973
Intuit, Inc. .............................. 18,645 12,359,584
Microsoft Corp. .......................... 325,469 134,626,997
Oracle Corp. ............................ 82,054 9,163,791
Palo Alto Networks, Inc.
(a)
................... 13,685 4,249,877
Roper Technologies, Inc. .................... 5,863 3,193,752
Salesforce, Inc.
(a)
......................... 43,801 13,526,625
ServiceNow, Inc.
(a)
........................ 22,968 17,716,137
Splunk, Inc.
(a)
........................... 17,511 2,735,568
Tyler Technologies, Inc.
(a)
................... 1,545 675,381
Workday, Inc. , Class A
(a)
.................... 5,910 1,741,441
Zoom Video Communications, Inc. , Class A
(a)
...... 10,226 723,285
218,915,363
a
Specialized REITs  —  3 .6%
American Tower Corp. ..................... 23,066 4,586,905
Crown Castle, Inc. ........................ 20,643 2,269,491
Digital Realty Trust, Inc. .................... 168,281 24,705,334
Equinix, Inc. ............................ 13,057 11,605,323
Extra Space Storage, Inc. ................... 11,987 1,689,807
Public Storage ........................... 16,033 4,551,288
SBA Communications Corp. , Class A ............ 5,810 1,215,626
VICI Properties, Inc. ....................... 432,255 12,937,392
63,561,166
a
Specialty Retail  —  1 .8%
Burlington Stores, Inc.
(a)
.................... 2,048 420,045
Home Depot, Inc. (The) .................... 46,791 17,809,122
Lowe's Companies, Inc. .................... 7,870 1,894,073
Ross Stores, Inc. ......................... 21,350 3,180,296
TJX Companies, Inc. (The) .................. 70,491 6,988,478
Ulta Beauty, Inc.
(a)
........................ 3,892 2,134,995
32,427,009
a
Technology Hardware, Storage & Peripherals  —  6 .9%
Apple, Inc. ............................. 680,449 122,991,156
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Lululemon Athletica, Inc.
(a)
................... 9,182 $ 4,288,821
Nike, Inc. , Class B ........................ 19,361 2,012,189
6,301,010
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 62,362 4,553,050
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 72,773 8,626,511
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,517,490,406 ) ............................... 1,772,964,466
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 8,389,081 $ 8,393,275
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 2,153,142 2,153,142
a
Total Short-Term Securities — 0.6%
(Cost: $ 10,542,865 ) ................................. 10,546,417
Total Investments — 100.4%
(Cost: $ 1,528,033,271 ) ............................... 1,783,510,883
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (7,443,468)
Net Assets — 100.0% ................................. $ 1,776,067,415
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,112,745 $ — $ (9,721,694)
(a)
$ 1,103 $ 1,121 $ 8,393,275 8,389,081 $ 280,267
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,674,081 — (520,939)
(a)
— — 2,153,142 2,153,142 69,813 —
BlackRock, Inc. ... 6,798,741 1,383,873 (888,745) 156,387 938,188 8,388,444 10,339 96,655 —
$ 157,490 $ 939,309
$ 18,934,861
$ 446,735 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 5 03/15/24 $ 732 $ 59,810
E-Mini NASDAQ 100 Index ............................................................... 6 03/15/24 2,170 182,102
$ 241,912

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 241,912 $ — $ — $ — $ 241,912
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 206,708 $ — $ — $ — $ 206,708
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 139,401 $ — $ — $ — $ 139,401
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,365,740
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,772,964,466 $ — $ — $ 1,772,964,466
Short-Term Securities
Money Market Funds ...................................... 10,546,417 — — 10,546,417
$ 1,783,510,883 $ — $ — $ 1,783,510,883
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 241,912 $ — $ — $ 241,912
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
February 29, 2024
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 13,411,021,799  $ 5,877,980  $ 1,573,201,338  $ 4,232,021
Investments, at value — affiliated
(c)
......................................... 118,253,339  692,263  104,906,668  31,908
Cash ............................................................. —  126  —  139
Cash pledged:
Futures contracts ................................................... 2,872,000  1,000  346,000  1,000
Receivables:
Investments sold ................................................... 634,692,177  298,702  79,352,892  211,290
Securities lending income — affiliated ..................................... 9,900  11  44,518  1
Dividends — unaffiliated .............................................. 18,473,330  2,975  1,332,870  9,726
Dividends — affiliated ................................................ 147,399  46  20,115  39
Variation margin on futures contracts ...................................... 250,340  70  41,230  70
Total assets ........................................................
14,185,720,284  6,873,173  1,759,245,631  4,486,194
LIABILITIES
Bank overdraft ....................................................... 1,184  —  236  —
Collateral on securities loaned ............................................ 53,823,517  682,094  100,507,710  2,644
Payables:
Investments purchased ............................................... 644,565,370  306,913  79,598,117  219,913
Capital shares redeemed .............................................. 69,800  478  —  —
Investment advisory fees .............................................. 1,574,747  830  201,784  598
Total liabilities .......................................................
700,034,618  990,315  180,307,847  223,155
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 13,485,685,666  $ 5,882,858  $ 1,578,937,784  $ 4,263,039
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 13,051,430,837  $ 4,059,213  $ 1,591,899,901  $ 4,056,114
Accumulated earnings (loss) ............................................. 434,254,829  1,823,645  (12,962,117) 206,925
NET ASSETS .......................................................
$ 13,485,685,666  $ 5,882,858  $ 1,578,937,784  $ 4,263,039
NET ASSET VALUE
Shares outstanding ................................................... 120,550,000  160,000  40,650,000  160,000
Net asset value ...................................................... $ 111.87  $ 36.77  $ 38.84  $ 26.64
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 52,037,326  $ 632,806  $ 96,130,165  $ 2,547
(b)
Investments, at cost — unaffiliated ....................................... $ 11,583,657,483  $ 4,577,104  $ 1,442,364,511  $ 3,943,928
(c)
Investments, at cost — affiliated ......................................... $ 114,771,211  $ 692,263  $ 104,856,977  $ 30,656

Statements of Assets and Liabilities
(unaudited) (continued)
February 29, 2024
Financial Statements
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 1,114,161,250  $ 1,764,576,022
Investments, at value — affiliated
(c)
........................................................................ 13,037,213  18,934,861
Cash ............................................................................................ —  11,284
Cash pledged:
Futures contracts .................................................................................. 144,000  175,000
Receivables:
Investments sold .................................................................................. 4,904,271  2,518,966
Securities lending income — affiliated .................................................................... 5,922  71,902
Capital shares sold ................................................................................. 47,091  —
Dividends — unaffiliated ............................................................................. 1,537,067  1,765,441
Dividends — affiliated ............................................................................... 10,824  12,882
Variation margin on futures contracts ..................................................................... 13,650  16,760
Total assets .......................................................................................
1,133,861,288  1,788,083,118
LIABILITIES
Collateral on securities loaned ........................................................................... 5,477,971  8,388,467
Payables:
Investments purchased .............................................................................. 4,940,044  3,166,594
Capital shares redeemed ............................................................................. 70,637  319,804
Investment advisory fees ............................................................................. 92,449  140,838
Total liabilities ......................................................................................
10,581,101  12,015,703
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 1,123,280,187  $ 1,776,067,415
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 997,311,517  $ 1,492,701,232
Accumulated earnings ................................................................................ 125,968,670  283,366,183
NET ASSETS ......................................................................................
$ 1,123,280,187  $ 1,776,067,415
NET ASSET VALUE
Shares outstanding .................................................................................. 12,350,000  31,650,000
Net asset value ..................................................................................... $ 90.95  $ 56.12
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 5,360,342  $ 5,572,625
(b)
Investments, at cost — unaffiliated ...................................................................... $ 946,965,615  $ 1,509,909,157
(c)
Investments, at cost — affiliated ........................................................................ $ 13,163,390  $ 18,124,114

2024
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended February 29, 2024
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 98,627,549  $ 14,204  $ 10,602,128  $ 52,327
Dividends — affiliated .............................................. 1,449,491  283  106,296  510
Interest — unaffiliated .............................................. 124,805  11  26,240  (31)
Securities lending income — affiliated — net ............................... 73,428  67  375,010  10
Foreign taxes withheld ............................................. (121,638) (50) (3,345) (57)
Total investment income ..............................................
100,153,635  14,515  11,106,329  52,759
EXPENSES
Investment advisory ............................................... 9,536,296  4,650  1,155,941  3,541
Total expenses .................................................... 9,536,296  4,650  1,155,941  3,541
Net investment income ...............................................
90,617,339  9,865  9,950,388  49,218
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (64,421,133) (24,493) (43,718,673) (16,708)
Investments — affiliated ........................................... 83,603  11  12,820  (83)
Futures contracts ............................................... 4,228,961  436  433,792  630
In-kind redemptions — unaffiliated
(a)
................................... 279,447,511  569,409  16,727,473  —
In-kind redemptions — affiliated
(a)
.................................... 244,227  —  —  —
219,583,169  545,363  (26,544,588) (16,161)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,345,397,807  323,868  136,772,392  323,906
Investments — affiliated ........................................... 2,856,164  (1) 2,507  2,777
Futures contracts ............................................... 1,216,521  837  119,700  414
1,349,470,492  324,704  136,894,599  327,097
Net realized and unrealized gain ........................................
1,569,053,661  870,067  110,350,011  310,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 1,659,671,000  $ 879,932  $ 120,300,399  $ 360,154
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended February 29, 2024
Financial Statements
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 7,985,918  $ 9,549,300
Dividends — affiliated .............................................................................. 157,176  166,468
Interest — unaffiliated .............................................................................. 5,766  6,734
Securities lending income — affiliated — net ............................................................... 32,057  280,267
Foreign taxes withheld ............................................................................. (6,048) (351)
Total investment income ..............................................................................
8,174,869  10,002,418
EXPENSES
Investment advisory ............................................................................... 559,889  756,555
Total expenses .................................................................................... 559,889  756,555
Net investment income ...............................................................................
7,614,980  9,245,863
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (2,153,698) (3,413,516)
Investments — affiliated ........................................................................... (203) 3,075
Futures contracts ............................................................................... 192,250  206,708
In-kind redemptions — unaffiliated
(a)
................................................................... 43,317,866  51,236,104
In-kind redemptions — affiliated
(a)
.................................................................... 95,073  154,415
41,451,288  48,186,786
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 109,672,024  142,526,371
Investments — affiliated ........................................................................... 801,514  939,309
Futures contracts ............................................................................... 109,079  139,401
110,582,617  143,605,081
Net realized and unrealized gain ........................................................................
152,033,905  191,791,867
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 159,648,885  $ 201,037,730
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Six Months
Ended
02/29/24
(unaudited)
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 90,617,339  $ 265,400,305  $ 9,865  $ 13,168
Net realized gain (loss) ......................................... 219,583,169  1,167,339,918  545,363  (27,157)
Net change in unrealized appreciation (depreciation) ..................... 1,349,470,492  335,543,629  324,704  977,009
Net increase in net assets resulting from operations ........................
1,659,671,000  1,768,283,852  879,932  963,020
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(94,025,750) (299,525,568) (10,582) (8,725)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(904,786,716) (10,838,359,355) (7,285) 4,066,498
NET ASSETS
Total increase (decrease) in net assets ................................ 660,858,534  (9,369,601,071) 862,065  5,020,793
Beginning of period .............................................
12,824,827,132  22,194,428,203  5,020,793  —
End of period .................................................
$ 13,485,685,666  $ 12,824,827,132  $ 5,882,858  $ 5,020,793
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI USA Value ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Six Months
Ended
02/29/24
(unaudited)
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 9,950,388  $ 19,907,542  $ 49,218  $ 61,708
Net realized gain (loss) ....................................... (26,544,588) 33,582,091  (16,161) (82,612)
Net change in unrealized appreciation (depreciation) ................... 136,894,599  52,617,686  327,097  (37,338)
Net increase (decrease) in net assets resulting from operations ..............
120,300,399  106,107,319  360,154  (58,242)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(10,470,327)
(c)
(21,620,054) (57,760)
(c)
(37,227)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
65,530,244  (160,006,934) —  4,056,114
NET ASSETS
Total increase (decrease) in net assets .............................. 175,360,316  (75,519,669) 302,394  3,960,645
Beginning of period ...........................................
1,403,577,468  1,479,097,137  3,960,645  —
End of period ...............................................
$ 1,578,937,784  $ 1,403,577,468  $ 4,263,039  $ 3,960,645
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................ $ 7,614,980  $ 40,619,626  $ 9,245,863  $ 13,137,751
Net realized gain (loss) ........................................ 41,451,288  595,291,557  48,186,786  (1,045,884)
Net change in unrealized appreciation (depreciation) .................... 110,582,617  (237,898,685) 143,605,081  183,255,399
Net increase in net assets resulting from operations .......................
159,648,885  398,012,498  201,037,730  195,347,266
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .............
(8,099,696)
(b)
(47,370,942) (10,019,273) (11,538,632)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .....
(167,575,522) (2,327,985,279) 95,275,133  549,083,534
NET ASSETS
Total increase (decrease) in net assets ............................... (16,026,333) (1,977,343,723) 286,293,590  732,892,168
Beginning of period ............................................
1,139,306,520  3,116,650,243  1,489,773,825  756,881,657
End of period ................................................
$ 1,123,280,187  $ 1,139,306,520  $ 1,776,067,415  $ 1,489,773,825
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period .......
$ 99.22  $ 88.13  $ 103.69  $ 79.74  $ 64.33  $ 63.85
Net investment income
(a)
............... 0 .72  1 .37  1 .29  1 .18  1 .22  1 .17
Net realized and unrealized gain (loss)
(b)
.....
12.67  11.23  (15.62) 23.87  15.13  0 .40
Net increase (decrease) from investment
operations .........................
13.39  12.60  (14.33) 25.05  16.35  1 .57
Distributions from net investment income
(c)
..... ( 0 .74 ) ( 1 .51 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 )
Net asset value, end of period ............
$ 111.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74  $ 64.33
Total Return
(d)
– – – – – –
Based on net asset value ................
13.59%
(e)
14.57% (13.96) % 31.71% 25.79% 2 .59%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .42%
(g)
1 .54% 1 .32% 1 .30% 1 .76% 1 .88%
Supplemental Data
Net assets, end of period (000) ............
$ 13,485,686  $ 12,824,827  $ 22,194,428  $ 22,262,630  $ 8,991,145  $ 295,905
Portfolio turnover rate
(h)
..................
12% 25% 22% 21% 38% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/29/24
(unaudited)
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................................
$ 31.38  $ 25.42
Net investment income
(b)
............................................................................. 0 .06  0 .08
Net realized and unrealized gain
(c)
.......................................................................
5 .40  5 .93
Net increase from investment operations ....................................................................
5 .46  6 .01
Distributions from net investment income
(d)
................................................................... ( 0 .07 ) ( 0 .05 )
Net asset value, end of period ..........................................................................
$ 36.77  $ 31.38
Total Return
(e)
– –
Based on net asset value ..............................................................................
17.42%
(f)
23.72%
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses .....................................................................................
0 .18%
(h)
0 .18%
(h)
Net investment income ................................................................................
0 .38%
(h)
0 .50%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 5,883  $ 5,021
Portfolio turnover rate
(i)
................................................................................
16% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of period ......
$ 35.90  $ 33.85  $ 40.26  $ 27.34  $ 26.21  $ 28.76
Net investment income
(a)
.............. 0 .26  0 .48  0 .42  0 .35  0 .33  0 .36
Net realized and unrealized gain (loss)
(b)
....
2 .95  2 .09  ( 6 .43 ) 12.95  1 .10  ( 2 .58 )
Net increase (decrease) from investment
operations ........................
3 .21  2 .57  ( 6 .01 ) 13.30  1 .43  ( 2 .22 )
Distributions from net investment income
(c)
.... ( 0 .27 )
(d)
( 0 .52 ) ( 0 .40 ) ( 0 .38 ) ( 0 .30 ) ( 0 .33 )
Net asset value, end of period ...........
$ 38.84  $ 35.90  $ 33.85  $ 40.26  $ 27.34  $ 26.21
Total Return
(e)
– – – – – –
Based on net asset value ...............
9 .04%
(f)
7 .75% (15.03) % 48.95% 5 .57% ( 7 .69 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .17%
(h)
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income .................
1 .46%
(h)
1 .41% 1 .15% 0 .96% 1 .32% 1 .35%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,578,938  $ 1,403,577  $ 1,479,097  $ 1,099,038  $ 366,339  $ 57,664
Portfolio turnover rate
(i)
.................
18% 37% 37% 33% 50% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Six Months
Ended
02/29/24
(unaudited)
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................................
$ 24.75  $ 25.35
Net investment income
(b)
............................................................................. 0 .31  0 .39
Net realized and unrealized gain (loss)
(c)
...................................................................
1 .94  ( 0 .76 )
Net increase (decrease) from investment operations ............................................................
2 .25  ( 0 .37 )
Distributions from net investment income
(d)
................................................................... ( 0 .36 )
(e)
( 0 .23 )
Net asset value, end of period ..........................................................................
$ 26.64  $ 24.75
Total Return
(f)
– –
Based on net asset value ..............................................................................
9 .24%
(g)
( 1 .38 ) %
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0 .18%
(i)
0 .18%
(i)
Net investment income ................................................................................
2 .50%
(i)
2 .72%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 4,263  $ 3,961
Portfolio turnover rate
(j)
................................................................................
17% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Period From
05/07/19
(a)
to 08/31/19
Net asset value, beginning of period ......
$ 79.67  $ 68.20  $ 79.65  $ 60.55  $ 50.77  $ 49.23
Net investment income
(b)
.............. 0 .55  1 .08  1 .00  0 .94  0 .94  0 .32
Net realized and unrealized gain (loss)
(c)
....
11.32  11.45  (11.48) 19.08  9 .75  1 .34
Net increase (decrease) from investment
operations ........................
11.87  12.53  (10.48) 20.02  10.69  1 .66
Distributions from net investment income
(d)
.... ( 0 .59 )
(e)
( 1 .06 ) ( 0 .97 ) ( 0 .92 ) ( 0 .91 ) ( 0 .12 )
Net asset value, end of period ...........
$ 90.95  $ 79.67  $ 68.20  $ 79.65  $ 60.55  $ 50.77
Total Return
(f)
– – – – – –
Based on net asset value ...............
15.02%
(g)
18.66% (13.29) % 33.44% 21.45% 3 .38%
(g)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .10% 0 .11%
(i)
Total expenses after fees waived ..........
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
(i)
Net investment income .................
1 .36%
(i)
1 .55% 1 .32% 1 .38% 1 .77% 2 .00%
(i)
Supplemental Data
Net assets, end of period (000) ...........
$ 1,123,280  $ 1,139,307  $ 3,116,650  $ 4,077,962  $ 2,564,228  $ 1,579,065
Portfolio turnover rate
(j)
.................
2% 14% 10% 12% 9% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period .....................................................
$ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
............................................................. 0 .31  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
...................................................
6 .24  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations ............................................
6 .55  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
................................................... ( 0 .34 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ..........................................................
$ 56.12  $ 49.91  $ 43.50
Total Return
(e)
– – –
Based on net asset value ..............................................................
13.21%
(f)
16.13% (13.42) %
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .....................................................................
0 .10%
(h)
0 .10% 0 .11%
(h)
Total expenses after fees waived .........................................................
0 .10%
(h)
0 .10% 0 .10%
(h)
Net investment income ................................................................
1 .22%
(h)
1 .23% 1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 1,776,067  $ 1,489,774  $ 756,882
Portfolio turnover rate
(i)
................................................................
6% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth ........................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value ............................................................................................. Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA .......................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received , at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
Barclays Bank PLC ............................................... $ 793,303 $ (784,954) $ — $ 8,349
BofA Securities, Inc. .............................................. 7,920,909 (7,920,909) — —
Citigroup Global Markets, Inc. ........................................ 4,609,324 (4,609,324) — —
HSBC Bank PLC ................................................ 3,614 (3,609) — 5
J.P. Morgan Securities LLC ......................................... 1,713,916 (1,713,916) — —
Morgan Stanley ................................................. 31,941,621 (31,941,621) — —
Scotia Capital (USA), Inc. .......................................... 4,065,822 (4,065,822) — —
Virtu Americas LLC ............................................... 594,163 (594,163) — —
Wells Fargo Bank NA ............................................. 394,654 (394,654) — —
$ 52,037,326 $ (52,028,972)
$ —
$ 8,354
a
ESG Aware MSCI USA Growth
UBS AG ...................................................... 632,806 (632,806) — —
$ 632,806 $ (632,806)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 2,030,510 (2,030,510) — —
BMO Capital Markets Corp. ......................................... 41,081 (41,081) — —
BNP Paribas SA ................................................. 10,524,628 (10,524,628) — —
BofA Securities, Inc. .............................................. 14,810,005 (14,810,005) — —
Citadel Clearing LLC .............................................. 1,187,631 (1,187,631) — —
Citigroup Global Markets, Inc. ........................................ 1,923,771 (1,852,351) — 71,420
Credit Suisse Securities (USA) LLC .................................... 795,820 (795,820) — —
HSBC Bank PLC ................................................ 964,607 (964,607) — —
J.P. Morgan Securities LLC ......................................... 25,398,233 (25,398,233) — —
Jefferies LLC ................................................... 29,293 (29,293) — —
Morgan Stanley ................................................. 23,852,555 (23,852,555) — —
National Financial Services LLC ...................................... 3,514,265 (3,514,265) — —
RBC Capital Markets LLC .......................................... 719,236 (719,236) — —
Scotia Capital (USA), Inc. .......................................... 4,893,966 (4,893,966) — —
State Street Bank & Trust Co. ........................................ 1,229,440 (1,229,440) — —
Toronto-Dominion Bank ............................................ 2,012,738 (2,012,738) — —
UBS AG ...................................................... 1,348,200 (1,348,200) — —
Virtu Americas LLC ............................................... 13,513 (13,513) — —
Wells Fargo Bank NA ............................................. 246,686 (246,686) — —
Wells Fargo Securities LLC ......................................... 593,987 (593,987) — —
$ 96,130,165 $ (96,058,745)
$ —
$ 71,420
a
ESG Aware MSCI USA Value
BofA Securities, Inc. .............................................. 2,547 (2,547) — —
$ 2,547 $ (2,547)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Leaders
Barclays Capital, Inc. ............................................. $ 653,855 $ (653,855) $ — $ —
BNP Paribas SA ................................................. 1,460 (1,460) — —
Citigroup Global Markets, Inc. ........................................ 369,240 (369,240) — —
Goldman Sachs & Co. LLC ......................................... 1,601,133 (1,601,133) — —
J.P. Morgan Securities LLC ......................................... 1,058,168 (1,058,168) — —
Morgan Stanley ................................................. 354,079 (354,079) — —
RBC Capital Markets LLC .......................................... 753,120 (752,919) — 201
Virtu Americas LLC ............................................... 311,117 (311,117) — —
Wells Fargo Bank NA ............................................. 258,170 (258,170) — —
$ 5,360,342 $ (5,360,141)
$ —
$ 201
a
Paris-Aligned Climate MSCI USA
Barclays Capital, Inc. ............................................. 1,071,965 (1,071,965) — —
BMO Capital Markets Corp. ......................................... 43,014 (43,014) — —
BofA Securities, Inc. .............................................. 2,620,369 (2,620,369) — —
Goldman Sachs & Co. LLC ......................................... 487,846 (487,846) — —
J.P. Morgan Securities LLC ......................................... 150,222 (150,222) — —
Jefferies LLC ................................................... 955,229 (955,229) — —
UBS AG ...................................................... 243,980 (243,980) — —
$ 5,572,625 $ (5,572,625)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 30,343
ESG Aware MSCI USA Growth .......................................................................................... 27
ESG Aware MSCI USA Small-Cap ........................................................................................ 107,976
ESG Aware MSCI USA Value ............................................................................................ 4
ESG MSCI USA Leaders ............................................................................................... 8,281
Paris-Aligned Climate MSCI USA ......................................................................................... 68,484

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 29, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 388,102,404  $ 492,148,255  $ (35,719,887)
ESG Aware MSCI USA Small-Cap .................................................... 63,006,661  46,544,633  627,313
ESG MSCI USA Leaders ........................................................... 7,885,216  2,350,499  (1,118,317)
Paris-Aligned Climate MSCI USA ..................................................... 35,977,602  37,508,468  (1,334,512)
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 1,582,523,676  $ 1,540,028,613
ESG Aware MSCI USA Growth ........................................................................ 848,548  843,164
ESG Aware MSCI USA Small-Cap ...................................................................... 247,367,861  246,070,545
ESG Aware MSCI USA Value .......................................................................... 660,196  665,796
ESG MSCI USA Leaders ............................................................................. 19,454,728  18,929,014
Paris-Aligned Climate MSCI USA ....................................................................... 87,393,418  87,641,505
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 543,923,029  $ 1,444,121,496
ESG Aware MSCI USA Growth ........................................................................ 1,465,200  1,470,240
ESG Aware MSCI USA Small-Cap ...................................................................... 148,381,862  85,918,220
ESG MSCI USA Leaders ............................................................................. 48,137,536  214,802,714
Paris-Aligned Climate MSCI USA ....................................................................... 283,300,842  188,474,129
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG Aware MSCI USA ...............................................................................................
$ (1,637,135,284)
ESG Aware MSCI USA Growth .........................................................................................
(26,873)
ESG Aware MSCI USA Small-Cap .......................................................................................
(112,577,877)
ESG Aware MSCI USA Value ...........................................................................................
(80,737)
ESG MSCI USA Leaders ..............................................................................................
(77,270,870)
Paris-Aligned Climate MSCI USA ........................................................................................
(22,574,664)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 11,710,536,470  $ 2,456,582,192  $ (634,898,497) $ 1,821,683,695
ESG Aware MSCI USA Growth .................................... 5,269,651  1,322,855  (21,426) 1,301,429
ESG Aware MSCI USA Small-Cap .................................. 1,554,734,210  263,242,789  (139,714,513) 123,528,276
ESG Aware MSCI USA Value ...................................... 3,976,459  476,173  (188,289) 287,884
ESG MSCI USA Leaders ......................................... 967,887,670  234,138,962  (74,684,675) 159,454,287
Paris-Aligned Climate MSCI USA ................................... 1,529,023,843  312,260,313  (57,531,361) 254,728,952

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant
Six Months Ended
02/29/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA
Shares sold ............................................... 5,350,000  $ 546,889,827  17,200,000  $ 1,558,381,916
Shares redeemed ........................................... (14,050,000) (1,451,676,543) (139,800,000) (12,396,741,271)
(8,700,000) $ (904,786,716) (122,600,000) $ (10,838,359,355)
ESG Aware MSCI USA Growth
(a)
Shares sold ............................................... 40,000  $ 1,463,433  160,000  $ 4,066,498
Shares redeemed ........................................... (40,000) (1,470,718) —  —
—  $ (7,285) 160,000  $ 4,066,498
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 4,200,000  $ 154,738,892  4,400,000  $ 151,123,851
Shares redeemed ........................................... (2,650,000) (89,208,648) (9,000,000) (311,130,785)
1,550,000  $ 65,530,244  (4,600,000) $ (160,006,934)
ESG Aware MSCI USA Value
(a)
Shares sold ............................................... —  $ —  160,000  $ 4,056,114
Shares redeemed ........................................... —  —  —  —
—  $ —  160,000  $ 4,056,114
ESG MSCI USA Leaders
Shares sold ............................................... 600,000  $ 48,382,019  5,000,000  $ 345,135,056
Shares redeemed ........................................... (2,550,000) (215,957,541) (36,400,000) (2,673,120,335)
(1,950,000) $ (167,575,522) (31,400,000) $ (2,327,985,279)
Paris-Aligned Climate MSCI USA
Shares sold ............................................... 5,350,000  $ 284,614,765  14,200,000  $ 633,618,230
Shares redeemed ........................................... (3,550,000) (189,339,632) (1,750,000) (84,534,696)
1,800,000  $ 95,275,133  12,450,000  $ 549,083,534
(a)
The Fund commenced operations on January 31, 2023.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA
Small-Cap ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI USA Leaders ETF and iShares Paris-Aligned Climate MSCI USA ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
February 29, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware MSCI USA ............... $ 0 .736323  $ —  $ —  $ 0 .736323  100% — % — % 100%
ESG Aware MSCI USA Small-Cap
(a)
...... 0 .267656  —  0 .003172  0 .270828  99 — 1 100
ESG Aware MSCI USA Value
(a)
.......... 0 .358866  —  0 .002135  0 .361001  99 — 1 100
ESG MSCI USA Leaders
(a)
............ 0 .578250  —  0 .008168  0 .586418  99 — 1 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information

2024
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-822-0224
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 29, 2024
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy.
On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 29, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.93% 30.45%
U.S. small cap equities
(Russell 2000
®
Index)
8.97 10.05
International equities (MSCI
Europe, Australasia, Far East
Index)
9.23 14.41
Emerging market equities
(MSCI Emerging Markets
Index)
4.93 8.73
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.69 5.22
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.58 0.69
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
2.35 3.33
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
4.33 5.42
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 11.01
2
This Page is not Part of Your Fund Report

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Climate Conscious & Transition MSCI USA ETF
4
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 29, 2024
Investment Objective
The iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low-carbon economy, as determined by the Index Provider, based primarily on current emissions intensity, emissions reduction targets, green business revenue, and/or climate risk management, as represented  by the MSCI USA Extended
Climate Action Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 6, 2023. The first day of secondary market trading was June 8, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
6-Month Total
Returns Since Inception
Fund NAV .......................................................................................... 14.76% 22.12%
Fund Market ........................................................................................
14.73 – % 22.24
Index ............................................................................................. 14.77  22.16
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,147.60  $ 0.43  $ 1,000.00  $ 1,024.47  $ 0.40  0.08%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 27.4%
Health Care ................................... 13.6
Financials ..................................... 12.7
Consumer Discretionary ........................... 12.1
Communication Services ........................... 11.4
Industrials ..................................... 6.8
Consumer Staples ............................... 5.4
Energy ....................................... 4.0
Real Estate .................................... 2.3
Materials ..................................... 2.3
Utilities ....................................... 2.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 6.1%
Amazon.com, Inc. ............................... 5.1
Microsoft Corp. ................................. 4.9
Apple, Inc. .................................... 3.9
Meta Platforms, Inc., Class A ........................ 3.4
Alphabet, Inc., Class A ............................ 2.4
Alphabet, Inc., Class C, NVS ........................ 2.1
Eli Lilly & Co. .................................. 1.9
Broadcom, Inc. ................................. 1.8
Tesla, Inc. ..................................... 1.8
      aaa aa

iShares
®
ESG Advanced MSCI USA ETF
5
Fund Summary
Fund Summary
as of February 29, 2024
Investment Objective
The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.
The performance for the Index shown is calculated with gross dividends reinvested since inception.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 19.38% 37.53% 16.98% 37.53% 78.86%
Fund Market ..............................................
19.35 37.63 16.96 – % 37.63 78.75
Index ................................................... 19.44 37.67 17.14 37.67 79.74
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/23)
Ending
Account Value
(02/29/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,193.80  $ 0.55  $ 1,000.00  $ 1,024.37  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 36.2%
Financials ..................................... 18.8
Industrials ..................................... 12.6
Health Care ................................... 10.1
Consumer Discretionary ........................... 8.6
Real Estate .................................... 4.5
Materials ..................................... 3.8
Consumer Staples ............................... 2.8
Communication Services ........................... 2.5
Utilities ....................................... 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 10.9%
Broadcom, Inc. ................................. 3.2
Visa, Inc., Class A ............................... 2.5
Mastercard, Inc., Class A ........................... 2.2
Home Depot, Inc. (The) ........................... 2.1
Advanced Micro Devices, Inc. ....................... 1.7
Adobe, Inc. .................................... 1.4
Linde PLC .................................... 1.2
Intuit, Inc. ..................................... 1.0
Intel Corp. .................................... 1.0
      aaa aa

About Fund Performance
6
2024
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .6%
Expeditors International of Washington, Inc. ....... 8,861 $ 1,059,775
FedEx Corp. ............................ 14,439 3,594,878
United Parcel Service, Inc. , Class B ............ 43,814 6,495,864
11,150,517
a
Automobiles  —  2 .1%
Ford Motor Co. .......................... 238,200 2,963,208
General Motors Co. ....................... 82,940 3,398,881
Tesla, Inc.
(a)
............................. 173,312 34,988,227
41,350,316
a
Banks  —  3 .4%
Bank of America Corp. ..................... 431,460 14,893,999
JPMorgan Chase & Co. .................... 175,132 32,585,060
PNC Financial Services Group, Inc. (The) ........ 24,128 3,551,641
U.S. Bancorp ........................... 94,384 3,960,353
Wells Fargo & Co. ........................ 220,159 12,238,639
67,229,692
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 248,812 14,933,696
Constellation Brands, Inc. , Class A ............. 9,964 2,476,253
Keurig Dr Pepper, Inc. ..................... 63,660 1,904,071
Monster Beverage Corp.
(a)
................... 47,153 2,786,742
PepsiCo, Inc. ........................... 83,284 13,770,177
35,870,939
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 106,954 18,829,252
Amgen, Inc. ............................ 32,422 8,878,116
Biogen, Inc.
(a)
........................... 8,776 1,904,304
Gilead Sciences, Inc. ...................... 75,479 5,442,036
Incyte Corp.
(a)
........................... 11,419 666,413
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,490 6,269,924
Vertex Pharmaceuticals, Inc.
(a)
................ 15,611 6,568,172
48,558,217
a
Broadline Retail  —  5 .4%
Amazon.com, Inc.
(a)
....................... 563,411 99,588,529
eBay, Inc. .............................. 31,444 1,486,672
Etsy, Inc.
(a)
............................. 7,290 522,620
MercadoLibre, Inc.
(a)
....................... 2,757 4,398,242
105,996,063
a
Building Products  —  0 .5%
Allegion PLC ............................ 5,329 681,419
Carlisle Companies, Inc. .................... 2,952 1,033,200
Johnson Controls International PLC ............ 41,234 2,443,939
Owens Corning .......................... 5,496 823,191
Trane Technologies PLC .................... 13,782 3,886,111
8,867,860
a
Capital Markets  —  3 .1%
Ares Management Corp. , Class A .............. 10,117 1,341,818
Bank of New York Mellon Corp. (The) ........... 45,997 2,579,972
BlackRock, Inc.
(b)
......................... 9,011 7,310,985
Blackstone, Inc. , NVS ...................... 43,048 5,502,395
Cboe Global Markets, Inc. ................... 6,419 1,232,448
Charles Schwab Corp. (The) ................. 91,225 6,092,005
FactSet Research Systems, Inc. ............... 2,305 1,066,247
Goldman Sachs Group, Inc. (The) ............. 19,759 7,687,239
Intercontinental Exchange, Inc. ............... 34,672 4,799,298
MarketAxess Holdings, Inc. .................. 2,294 489,562
Moody's Corp. ........................... 9,975 3,784,714
Security Shares Value
a
Capital Markets (continued)
Morgan Stanley .......................... 74,570 $ 6,416,003
Nasdaq, Inc. ............................ 20,730 1,165,026
Northern Trust Corp. ....................... 12,551 1,030,814
S&P Global, Inc. ......................... 19,666 8,424,521
T Rowe Price Group, Inc. ................... 13,513 1,531,699
Tradeweb Markets, Inc. , Class A ............... 6,595 697,883
61,152,629
a
Chemicals  —  1 .5%
Albemarle Corp. ......................... 7,078 975,702
Corteva, Inc. ............................ 42,791 2,290,174
DuPont de Nemours, Inc. ................... 26,054 1,802,676
Ecolab, Inc. ............................ 15,547 3,495,588
FMC Corp. ............................. 7,430 418,978
Linde PLC ............................. 29,372 13,182,741
PPG Industries, Inc. ....................... 14,310 2,026,296
RPM International, Inc. ..................... 7,762 895,347
Sherwin-Williams Co. (The) .................. 14,735 4,892,462
29,979,964
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 5,530 3,476,213
Copart, Inc.
(a)
........................... 52,358 2,782,828
Republic Services, Inc. ..................... 13,346 2,450,325
Waste Connections, Inc. .................... 15,638 2,602,789
Waste Management, Inc. .................... 24,346 5,006,755
16,318,910
a
Communications Equipment  —  0 .6%
Cisco Systems, Inc. ....................... 246,160 11,906,759
a
Construction & Engineering  —  0 .1%
AECOM ............................... 8,242 732,137
Quanta Services, Inc. ...................... 8,799 2,125,046
2,857,183
a
Construction Materials  —  0 .1%
Vulcan Materials Co. ...................... 8,090 2,150,727
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 35,321 7,750,134
a
Consumer Staples Distribution & Retail  —  1 .1%
Target Corp. ............................ 27,964 4,276,255
Walgreens Boots Alliance, Inc. ................ 44,336 942,583
Walmart, Inc. ............................ 268,004 15,707,715
20,926,553
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 4,876 1,055,800
Ball Corp. .............................. 19,145 1,225,663
Crown Holdings, Inc. ...................... 7,360 563,923
2,845,386
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 433,129 7,332,874
Liberty Global, Ltd. , Class C
(a) (c)
............... 11,165 207,111
Verizon Communications, Inc. ................ 254,675 10,192,093
17,732,078
a
Electric Utilities  —  1 .5%
Alliant Energy Corp. ....................... 15,520 741,080
American Electric Power Co., Inc. .............. 31,854 2,713,642
Constellation Energy Corp. .................. 19,367 3,262,371
Duke Energy Corp. ....................... 46,691 4,287,635
Edison International ....................... 23,316 1,585,954

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electric Utilities (continued)
Eversource Energy ....................... 21,150 $ 1,241,505
Exelon Corp. ............................ 60,420 2,165,453
NextEra Energy, Inc. ...................... 124,284 6,859,234
Southern Co. (The) ....................... 66,071 4,443,275
Xcel Energy, Inc. ......................... 33,428 1,761,321
29,061,470
a
Electrical Equipment  —  0 .8%
AMETEK, Inc. ........................... 13,980 2,518,916
Eaton Corp. PLC ......................... 24,187 6,990,043
Emerson Electric Co. ...................... 34,534 3,689,958
Hubbell, Inc. ............................ 3,221 1,226,138
Rockwell Automation, Inc. ................... 6,945 1,979,881
16,404,936
a
Electronic Equipment, Instruments & Components  —  0 .0%
Trimble, Inc.
(a)
........................... 15,079 922,684
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 60,806 1,799,249
Halliburton Co. .......................... 54,072 1,896,305
Schlumberger Ltd. ........................ 86,535 4,182,237
7,877,791
a
Entertainment  —  1 .6%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,951 869,555
Netflix, Inc.
(a)
............................ 26,510 15,983,409
Take-Two Interactive Software, Inc.
(a)
............ 10,318 1,516,024
Walt Disney Co. (The) ..................... 111,075 12,393,748
30,762,736
a
Financial Services  —  3 .6%
Apollo Global Management, Inc. ............... 24,064 2,690,355
Block, Inc. , Class A
(a)
...................... 33,535 2,665,026
Fidelity National Information Services, Inc. ........ 35,890 2,483,229
Fiserv, Inc.
(a)
............................ 36,361 5,427,607
Global Payments, Inc. ..................... 15,715 2,038,236
Jack Henry & Associates, Inc. ................ 4,416 767,368
Mastercard, Inc. , Class A .................... 50,760 24,098,818
PayPal Holdings, Inc.
(a)
..................... 62,048 3,743,976
Visa, Inc. , Class A ........................ 95,878 27,098,958
71,013,573
a
Food Products  —  0 .7%
Bunge Global SA ......................... 8,800 830,456
Campbell Soup Co. ....................... 11,678 497,950
General Mills, Inc. ........................ 34,399 2,207,728
Hershey Co. (The) ........................ 9,114 1,712,703
Kellanova .............................. 16,392 904,019
McCormick & Co., Inc. , NVS ................. 15,289 1,052,800
Mondelez International, Inc. , Class A ............ 82,441 6,023,964
13,229,620
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 119,710 4,541,797
JB Hunt Transport Services, Inc. .............. 5,010 1,033,613
Norfolk Southern Corp. ..................... 13,695 3,470,039
Old Dominion Freight Line, Inc. ............... 5,945 2,630,544
Uber Technologies, Inc.
(a)
................... 112,197 8,919,662
Union Pacific Corp. ....................... 36,925 9,367,503
29,963,158
a
Health Care Equipment & Supplies  —  1 .3%
Abbott Laboratories ....................... 105,164 12,476,657
Boston Scientific Corp.
(a)
.................... 88,745 5,875,807
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
................ 36,766 $ 3,120,330
IDEXX Laboratories, Inc.
(a)
................... 5,030 2,893,407
Zimmer Biomet Holdings, Inc. ................ 12,658 1,574,149
25,940,350
a
Health Care Providers & Services  —  2 .7%
Cigna Group (The) ........................ 17,741 5,963,460
CVS Health Corp. ........................ 77,953 5,797,365
DaVita, Inc.
(a)
............................ 3,295 418,366
Elevance Health, Inc. ...................... 14,234 7,134,792
Laboratory Corp. of America Holdings ........... 5,143 1,110,014
McKesson Corp. ......................... 8,063 4,204,129
UnitedHealth Group, Inc. .................... 56,025 27,653,940
52,282,066
a
Health Care REITs  —  0 .2%
Healthpeak Properties, Inc. .................. 42,891 718,424
Welltower, Inc. ........................... 33,529 3,090,033
3,808,457
a
Hotels, Restaurants & Leisure  —  2 .6%
Airbnb, Inc. , Class A
(a)
...................... 26,434 4,162,562
Booking Holdings, Inc.
(a)
.................... 2,110 7,319,231
Caesars Entertainment, Inc.
(a)
................ 12,984 564,415
Chipotle Mexican Grill, Inc.
(a)
................. 1,662 4,468,736
Darden Restaurants, Inc. ................... 7,230 1,234,233
Hilton Worldwide Holdings, Inc. ............... 15,535 3,174,111
Hyatt Hotels Corp. , Class A .................. 2,680 411,621
Las Vegas Sands Corp. .................... 22,782 1,242,075
Marriott International, Inc. , Class A ............. 15,191 3,795,775
McDonald's Corp. ........................ 43,942 12,843,368
MGM Resorts International
(a)
................. 16,947 733,466
Starbucks Corp. .......................... 68,590 6,509,191
Vail Resorts, Inc. ......................... 2,298 529,252
Wynn Resorts Ltd. ........................ 6,078 639,406
Yum! Brands, Inc. ........................ 16,901 2,339,436
49,966,878
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 9,288 1,275,707
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 14,802 1,481,976
Clorox Co. (The) ......................... 7,514 1,151,971
Colgate-Palmolive Co. ..................... 47,382 4,099,491
Kimberly-Clark Corp. ...................... 20,471 2,480,471
Procter & Gamble Co. (The) ................. 142,775 22,692,659
31,906,568
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 33,458 3,082,151
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 55,977 7,460,055
a
Insurance  —  2 .0%
American International Group, Inc. ............. 42,529 3,099,939
Aon PLC , Class A ........................ 12,133 3,833,907
Arch Capital Group Ltd.
(a)
................... 22,656 1,984,439
Arthur J Gallagher & Co. .................... 13,080 3,190,604
Chubb Ltd. ............................. 24,717 6,220,527
Hartford Financial Services Group, Inc. (The) ...... 18,222 1,746,397
Marsh & McLennan Companies, Inc. ............ 29,871 6,042,007
Progressive Corp. (The) .................... 35,368 6,704,358
Travelers Companies, Inc. (The) ............... 13,833 3,056,540
W R Berkley Corp. ........................ 12,494 1,044,498

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 6,329 $ 1,725,349
38,648,565
a
Interactive Media & Services  —  8 .0%
Alphabet, Inc. , Class A
(a)
.................... 334,788 46,354,746
Alphabet, Inc. , Class C , NVS
(a)
................ 291,487 40,744,053
Match Group, Inc.
(a)
....................... 16,734 603,094
Meta Platforms, Inc. , Class A ................. 134,464 65,904,840
Pinterest, Inc. , Class A
(a)
.................... 35,640 1,307,988
Snap, Inc. , Class A , NVS
(a)
.................. 63,497 699,737
155,614,458
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 37,977 14,233,020
Akamai Technologies, Inc.
(a)
.................. 9,171 1,017,247
Cloudflare, Inc. , Class A
(a)
................... 17,940 1,767,808
Cognizant Technology Solutions Corp. , Class A ..... 30,231 2,388,854
EPAM Systems, Inc.
(a)
...................... 3,493 1,063,269
Gartner, Inc.
(a)
........................... 4,719 2,196,978
International Business Machines Corp. .......... 55,315 10,234,934
Okta, Inc. , Class A
(a)
....................... 9,580 1,027,934
Snowflake, Inc. , Class A
(a)
................... 16,903 3,182,497
37,112,541
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 8,004 402,521
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 17,748 2,437,865
Charles River Laboratories International, Inc.
(a)
..... 3,112 791,039
Danaher Corp. .......................... 42,525 10,764,778
Illumina, Inc.
(a)
........................... 9,702 1,356,631
IQVIA Holdings, Inc.
(a)
...................... 11,018 2,723,209
Mettler-Toledo International, Inc.
(a)
............. 1,326 1,653,814
Repligen Corp.
(a)
......................... 3,206 621,932
Revvity, Inc. ............................ 7,381 808,884
Thermo Fisher Scientific, Inc. ................. 23,408 13,346,773
Waters Corp.
(a)
.......................... 3,580 1,207,964
West Pharmaceutical Services, Inc. ............ 4,490 1,609,036
37,321,925
a
Machinery  —  1 .3%
Cummins, Inc. ........................... 8,583 2,305,480
Deere & Co. ............................ 16,108 5,880,225
Dover Corp. ............................ 8,405 1,390,019
Fortive Corp. ............................ 21,192 1,804,075
Graco, Inc. ............................. 10,124 923,916
IDEX Corp. ............................. 4,536 1,070,042
Illinois Tool Works, Inc. ..................... 18,250 4,784,238
PACCAR, Inc. ........................... 31,683 3,513,328
Stanley Black & Decker, Inc. ................. 9,294 829,861
Westinghouse Air Brake Technologies Corp. ....... 10,943 1,546,137
Xylem, Inc. ............................. 14,608 1,855,946
25,903,267
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a)
......... 5,847 1,718,609
Comcast Corp. , Class A .................... 243,259 10,423,648
12,142,257
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 86,872 3,284,630
Newmont Corp. .......................... 69,871 2,183,469
Nucor Corp. ............................ 14,903 2,865,847
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 9,315 $ 1,246,533
9,580,479
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 29,761 568,137
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 20,805 1,814,404
Dominion Energy, Inc. ...................... 50,828 2,431,103
Public Service Enterprise Group, Inc. ........... 30,137 1,880,549
Sempra ............................... 38,053 2,686,542
8,812,598
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 9,998 1,247,051
a
Oil, Gas & Consumable Fuels  —  3 .6%
Chevron Corp. ........................... 108,312 16,464,507
ConocoPhillips .......................... 72,043 8,107,719
Diamondback Energy, Inc. ................... 10,304 1,880,686
EOG Resources, Inc. ...................... 35,330 4,043,872
Exxon Mobil Corp. ........................ 242,118 25,306,173
Hess Corp. ............................. 16,746 2,440,730
Kinder Morgan, Inc. , Class P ................. 120,504 2,095,565
Marathon Oil Corp. ........................ 35,449 859,638
Occidental Petroleum Corp. .................. 39,935 2,420,460
ONEOK, Inc. ............................ 35,154 2,640,769
Pioneer Natural Resources Co. ............... 14,152 3,328,409
69,588,528
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,072 2,090,818
a
Pharmaceuticals  —  5 .2%
Bristol-Myers Squibb Co. .................... 123,259 6,255,394
Eli Lilly & Co. ........................... 48,881 36,840,632
Johnson & Johnson ....................... 145,831 23,534,207
Merck & Co., Inc. ......................... 153,509 19,518,669
Pfizer, Inc. ............................. 342,046 9,084,742
Zoetis, Inc. , Class A ....................... 27,808 5,515,161
100,748,805
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 24,894 6,251,630
Booz Allen Hamilton Holding Corp. , Class A ....... 7,942 1,173,113
Broadridge Financial Solutions, Inc. ............ 7,088 1,442,975
Dayforce, Inc.
(a)
.......................... 8,856 617,794
Equifax, Inc. ............................ 7,462 2,041,529
Paychex, Inc. ........................... 19,653 2,409,851
Paycom Software, Inc. ..................... 3,266 595,686
Robert Half, Inc. ......................... 6,446 518,258
TransUnion ............................. 11,648 904,234
Verisk Analytics, Inc. ....................... 8,802 2,129,204
18,084,274
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 18,662 1,714,851
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 8,600 1,522,458
Equity Residential ........................ 21,911 1,319,261
Essex Property Trust, Inc. ................... 3,862 893,667
3,735,386
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 40,831 806,820
Realty Income Corp. ....................... 50,406 2,626,657

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Retail REITs (continued)
Regency Centers Corp. .................... 10,625 $ 658,219
Simon Property Group, Inc. .................. 19,822 2,936,431
7,028,127
a
Semiconductors & Semiconductor Equipment  —  10 .3%
Advanced Micro Devices, Inc.
(a)
............... 97,864 18,841,756
Analog Devices, Inc. ....................... 30,104 5,774,549
Broadcom, Inc. .......................... 26,940 35,035,200
Enphase Energy, Inc.
(a)
..................... 8,370 1,063,074
First Solar, Inc.
(a)
......................... 6,147 945,962
NVIDIA Corp. ........................... 149,630 118,375,286
QUALCOMM, Inc. ........................ 67,722 10,685,854
Texas Instruments, Inc. ..................... 55,015 9,205,660
199,927,341
a
Software  —  10 .5%
Adobe, Inc.
(a)
............................ 27,384 15,342,708
ANSYS, Inc.
(a)
........................... 5,248 1,753,724
Aspen Technology, Inc.
(a)
.................... 1,740 337,369
Atlassian Corp. , Class A
(a)
................... 9,451 1,960,326
Autodesk, Inc.
(a)
.......................... 12,959 3,345,625
Bentley Systems, Inc. , Class B ................ 12,759 655,430
Cadence Design Systems, Inc.
(a)
.............. 16,479 5,015,878
Confluent, Inc. , Class A
(a)
................... 11,485 388,997
Datadog, Inc. , Class A
(a)
.................... 16,546 2,175,137
Dropbox, Inc. , Class A
(a)
.................... 15,674 375,392
Fortinet, Inc.
(a)
........................... 39,538 2,732,471
Gen Digital, Inc. .......................... 34,587 743,275
HubSpot, Inc.
(a)
.......................... 2,899 1,793,930
Intuit, Inc. .............................. 16,960 11,242,614
Microsoft Corp. .......................... 229,161 94,790,156
Oracle Corp. ............................ 99,911 11,158,061
Palo Alto Networks, Inc.
(a)
................... 19,099 5,931,194
PTC, Inc.
(a)
............................. 7,255 1,327,738
Roper Technologies, Inc. .................... 6,471 3,524,948
Salesforce, Inc.
(a)
......................... 58,635 18,107,661
ServiceNow, Inc.
(a)
........................ 12,415 9,576,186
Splunk, Inc.
(a)
........................... 9,652 1,507,835
Synopsys, Inc.
(a)
......................... 9,196 5,276,021
Workday, Inc. , Class A
(a)
.................... 12,659 3,730,101
Zscaler, Inc.
(a)
........................... 5,371 1,299,621
204,092,398
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 28,239 5,615,607
Crown Castle, Inc. ........................ 26,206 2,881,088
Digital Realty Trust, Inc. .................... 18,284 2,684,274
Equinix, Inc. ............................ 5,691 5,058,275
VICI Properties, Inc. ....................... 62,667 1,875,623
Security Shares Value
a
Specialized REITs (continued)
Weyerhaeuser Co. ........................ 44,045 $ 1,514,267
19,629,134
a
Specialty Retail  —  1 .3%
Home Depot, Inc. (The) .................... 60,289 22,946,596
Ulta Beauty, Inc.
(a)
........................ 2,945 1,615,509
24,562,105
a
Technology Hardware, Storage & Peripherals  —  4 .1%
Apple, Inc. ............................. 424,319 76,695,659
Dell Technologies, Inc. , Class C ............... 14,549 1,377,209
Hewlett Packard Enterprise Co. ............... 78,731 1,199,073
79,271,941
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,561 1,398,016
Lululemon Athletica, Inc.
(a)
................... 6,972 3,256,552
Nike, Inc. , Class B ........................ 73,737 7,663,486
12,318,054
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,759 1,393,912
Essential Utilities, Inc. ...................... 15,730 547,089
1,941,001
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 31,531 5,149,012
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,630,660,734 ) ............................... 1,944,837,701
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(b) (d) (e)
..................... 408,413 408,617
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(b) (d)
............................ 5,198,241 5,198,241
a
Total Short-Term Securities — 0.3%
(Cost: $ 5,606,816 ) .................................. 5,606,858
Total Investments — 100.0%
(Cost: $ 1,636,267,550 ) ............................... 1,950,444,559
Liabilities in Excess of Other Assets — 0 .0% ................ (704,546)
Net Assets — 100.0% ................................. $ 1,949,740,013
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,588,268 $ — $ (6,182,067)
(a)
$ 2,374 $ 42 $ 408,617 408,413 $ 21,171
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,087,833 110,408
(a)
— — — 5,198,241 5,198,241 118,711 —
BlackRock, Inc. .. 9,649,238 1,166,626 (4,915,271) 528,364 882,028 7,310,985 9,011 129,500 —
$ 530,738 $ 882,070
$ 12,917,843
$ 269,382 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 18 03/15/24 $ 4,593 $ 170,357
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 170,357 $ — $ — $ — $ 170,357
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 282,280 $ — $ — $ — $ 282,280
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 146,229 $ — $ — $ — $ 146,229

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
12
2024
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,216,694
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,944,837,701  $ —  $ —  $ 1,944,837,701
Short-Term Securities
Money Market Funds ...................................... 5,606,858  —  —  5,606,858
$ 1,950,444,559  $ —  $ —  $ 1,950,444,559
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 170,357  $ —  $ —  $ 170,357
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
February 29, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 3,710 $ 1,140,343
HEICO Corp.
(b)
.......................... 2,280 440,952
HEICO Corp. , Class A ...................... 3,917 609,446
Howmet Aerospace, Inc. .................... 20,380 1,356,289
3,547,030
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,078 450,258
Expeditors International of Washington, Inc. ....... 7,576 906,090
1,356,348
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 14,738 1,171,524
BorgWarner, Inc. ......................... 12,246 381,218
Lear Corp. ............................. 3,035 416,857
1,969,599
a
Automobiles  —  0 .0%
Rivian Automotive, Inc. , Class A
(a)
.............. 34,646 392,193
a
Banks  —  1 .4%
Huntington Bancshares, Inc. ................. 75,449 983,855
KeyCorp ............................... 48,781 696,105
M&T Bank Corp. ......................... 8,647 1,208,331
PNC Financial Services Group, Inc. (The) ........ 20,754 3,054,989
Regions Financial Corp. .................... 48,460 902,810
Truist Financial Corp. ...................... 69,489 2,430,725
U.S. Bancorp ........................... 81,177 3,406,187
12,683,002
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 54,643 1,634,372
a
Biotechnology  —  2 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 6,538 987,826
Amgen, Inc. ............................ 27,885 7,635,750
Biogen, Inc.
(a)
........................... 7,551 1,638,492
BioMarin Pharmaceutical, Inc.
(a)
............... 9,815 846,838
Exact Sciences Corp.
(a)
..................... 9,423 542,105
Incyte Corp.
(a)
........................... 9,925 579,223
Moderna, Inc.
(a)
.......................... 16,886 1,557,565
Neurocrine Biosciences, Inc.
(a)
................ 5,119 667,518
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,582 5,392,714
United Therapeutics Corp.
(a)
.................. 2,449 552,592
Vertex Pharmaceuticals, Inc.
(a)
................ 13,426 5,648,855
26,049,478
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 27,042 1,278,546
Etsy, Inc.
(a)
............................. 6,277 449,998
MercadoLibre, Inc.
(a)
....................... 2,372 3,784,052
5,512,596
a
Building Products  —  1 .3%
A O Smith Corp. ......................... 6,400 530,560
Allegion PLC ............................ 4,575 585,005
Builders FirstSource, Inc.
(a)
.................. 6,427 1,254,422
Carlisle Companies, Inc. .................... 2,537 887,950
Carrier Global Corp. ....................... 42,130 2,341,585
Fortune Brands Innovations, Inc. .............. 6,569 534,323
Lennox International, Inc. ................... 1,667 785,507
Masco Corp. ............................ 11,697 897,862
Owens Corning .......................... 4,631 693,631
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 11,857 $ 3,343,318
11,854,163
a
Capital Markets  —  5 .4%
Ameriprise Financial, Inc. ................... 5,272 2,147,602
Bank of New York Mellon Corp. (The) ........... 39,564 2,219,145
BlackRock, Inc.
(c)
......................... 7,750 6,287,885
Carlyle Group, Inc. (The) .................... 11,279 517,142
Cboe Global Markets, Inc. ................... 5,500 1,056,000
Charles Schwab Corp. (The) ................. 78,463 5,239,759
CME Group, Inc. , Class A ................... 18,757 4,133,105
FactSet Research Systems, Inc. ............... 1,985 918,221
Franklin Resources, Inc. .................... 15,491 425,228
Intercontinental Exchange, Inc. ............... 29,821 4,127,823
LPL Financial Holdings, Inc. .................. 3,940 1,055,487
MarketAxess Holdings, Inc. .................. 1,976 421,698
Moody's Corp. ........................... 8,582 3,256,182
Morgan Stanley .......................... 64,138 5,518,434
Nasdaq, Inc. ............................ 18,037 1,013,679
Northern Trust Corp. ....................... 10,787 885,936
Raymond James Financial, Inc. ............... 10,387 1,249,764
S&P Global, Inc. ......................... 16,881 7,231,483
State Street Corp. ........................ 15,998 1,179,533
T Rowe Price Group, Inc. ................... 11,643 1,319,734
50,203,840
a
Chemicals  —  2 .6%
Air Products and Chemicals, Inc. .............. 11,579 2,709,949
Albemarle Corp. ......................... 6,114 842,815
CF Industries Holdings, Inc. .................. 9,954 803,487
FMC Corp. ............................. 6,500 366,535
International Flavors & Fragrances, Inc. .......... 13,301 1,004,226
Linde PLC ............................. 25,265 11,339,437
Mosaic Co. (The) ......................... 17,035 530,811
PPG Industries, Inc. ....................... 12,287 1,739,839
RPM International, Inc. ..................... 6,715 774,575
Sherwin-Williams Co. (The) .................. 12,669 4,206,488
Westlake Corp. .......................... 1,964 272,426
24,590,588
a
Commercial Services & Supplies  —  1 .7%
Cintas Corp. ............................ 4,753 2,987,783
Copart, Inc.
(a)
........................... 45,029 2,393,291
Republic Services, Inc. ..................... 11,476 2,106,994
Rollins, Inc. ............................. 15,132 666,867
Veralto Corp. ............................ 12,191 1,053,546
Waste Connections, Inc. .................... 13,424 2,234,291
Waste Management, Inc. .................... 20,986 4,315,771
15,758,543
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 13,778 3,823,946
F5, Inc.
(a)
.............................. 3,110 582,254
Juniper Networks, Inc. ..................... 16,688 617,957
5,024,157
a
Construction & Engineering  —  0 .3%
AECOM ............................... 7,084 629,272
Quanta Services, Inc. ...................... 7,571 1,828,472
2,457,744
a
Construction Materials  —  0 .4%
Martin Marietta Materials, Inc. ................ 3,219 1,859,648
Vulcan Materials Co. ...................... 6,923 1,840,480
3,700,128
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Consumer Finance  —  1 .3%
Ally Financial, Inc. ........................ 14,144 $ 523,187
American Express Co. ..................... 30,377 6,665,321
Capital One Financial Corp. .................. 19,843 2,730,595
Discover Financial Services .................. 13,028 1,572,480
Synchrony Financial ....................... 21,560 890,428
12,382,011
a
Consumer Staples Distribution & Retail  —  0 .8%
Dollar General Corp. ...................... 11,437 1,661,910
Dollar Tree, Inc.
(a)
......................... 10,784 1,581,797
Target Corp. ............................ 24,054 3,678,338
Walgreens Boots Alliance, Inc. ................ 38,193 811,983
7,734,028
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 4,196 908,560
Ball Corp. .............................. 16,428 1,051,721
Crown Holdings, Inc. ...................... 6,287 481,710
International Paper Co. ..................... 17,128 605,646
Packaging Corp. of America ................. 4,670 846,157
Westrock Co. ........................... 13,365 605,301
4,499,095
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 7,305 1,090,344
LKQ Corp. ............................. 13,942 729,027
Pool Corp. ............................. 2,016 802,610
2,621,981
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 8,485 641,768
a
Diversified Telecommunication Services  —  0 .9%
Verizon Communications, Inc. ................ 219,047 8,766,261
a
Electrical Equipment  —  1 .3%
AMETEK, Inc. ........................... 12,025 2,166,665
Eaton Corp. PLC ......................... 20,804 6,012,356
Hubbell, Inc. ............................ 2,793 1,063,211
Rockwell Automation, Inc. ................... 5,970 1,701,928
Vertiv Holdings Co. , Class A ................. 18,881 1,276,733
12,220,893
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 31,173 3,405,338
CDW Corp. ............................. 6,979 1,718,300
Corning, Inc. ............................ 42,230 1,361,495
Jabil, Inc. .............................. 6,645 957,478
Keysight Technologies, Inc.
(a)
................. 9,120 1,407,216
TE Connectivity Ltd. ....................... 16,119 2,314,044
Teledyne Technologies, Inc.
(a)
................. 2,459 1,050,657
Trimble, Inc.
(a)
........................... 12,961 793,084
Zebra Technologies Corp. , Class A
(a)
............ 2,676 747,888
13,755,500
a
Entertainment  —  0 .3%
Electronic Arts, Inc. ....................... 13,313 1,856,897
Warner Bros Discovery, Inc. , Series A
(a)
.......... 120,705 1,060,997
2,917,894
a
Financial Services  —  6 .3%
Apollo Global Management, Inc. ............... 20,700 2,314,260
Fidelity National Information Services, Inc. ........ 30,871 2,135,965
Fiserv, Inc.
(a)
............................ 31,272 4,667,971
Global Payments, Inc. ..................... 13,568 1,759,770
Jack Henry & Associates, Inc. ................ 3,795 659,457
Mastercard, Inc. , Class A .................... 43,630 20,713,779
Security Shares Value
a
Financial Services (continued)
PayPal Holdings, Inc.
(a)
..................... 53,366 $ 3,220,104
Toast, Inc. , Class A
(a) (b)
..................... 17,726 407,698
Visa, Inc. , Class A ........................ 82,470 23,309,321
59,188,325
a
Food Products  —  0 .9%
Campbell Soup Co. ....................... 10,095 430,451
Conagra Brands, Inc. ...................... 24,906 699,361
Darling Ingredients, Inc.
(a)
................... 8,311 351,638
General Mills, Inc. ........................ 29,589 1,899,022
Hormel Foods Corp. ....................... 15,670 553,464
J M Smucker Co. (The) ..................... 5,531 664,660
Kellanova .............................. 14,277 787,377
Kraft Heinz Co. (The) ...................... 44,735 1,578,251
Lamb Weston Holdings, Inc. ................. 7,521 768,721
McCormick & Co., Inc. , NVS ................. 13,092 901,515
8,634,460
a
Ground Transportation  —  0 .4%
JB Hunt Transport Services, Inc. .............. 4,299 886,927
Knight-Swift Transportation Holdings, Inc. , Class A .. 8,409 473,763
Old Dominion Freight Line, Inc. ............... 5,117 2,264,170
U-Haul Holding Co. , Series N , NVS ............. 5,058 321,537
3,946,397
a
Health Care Equipment & Supplies  —  2 .5%
Align Technology, Inc.
(a)
..................... 3,791 1,146,474
Cooper Cos., Inc. The ...................... 10,322 966,139
Dexcom, Inc.
(a)
.......................... 20,132 2,316,589
Edwards Lifesciences Corp.
(a)
................ 31,600 2,681,892
GE HealthCare Technologies, Inc. ............. 21,348 1,948,646
Hologic, Inc.
(a)
........................... 12,505 922,869
IDEXX Laboratories, Inc.
(a)
................... 4,327 2,489,020
Insulet Corp.
(a)
........................... 3,637 596,468
ResMed, Inc. ........................... 7,664 1,331,390
STERIS PLC ............................ 5,148 1,199,021
Stryker Corp. ........................... 17,816 6,219,031
Teleflex, Inc. ............................ 2,449 545,613
Zimmer Biomet Holdings, Inc. ................ 10,888 1,354,032
23,717,184
a
Health Care Providers & Services  —  1 .5%
DaVita, Inc.
(a)
............................ 2,824 358,563
Elevance Health, Inc. ...................... 12,241 6,135,801
HCA Healthcare, Inc. ...................... 10,459 3,260,070
Henry Schein, Inc.
(a)
....................... 6,771 517,778
Humana, Inc. ........................... 6,415 2,247,303
Molina Healthcare, Inc.
(a)
.................... 3,037 1,196,305
Quest Diagnostics, Inc. ..................... 5,859 731,731
14,447,551
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 36,888 617,874
Ventas, Inc. ............................ 20,966 886,652
Welltower, Inc. ........................... 28,837 2,657,618
4,162,144
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 7,971 1,797,540
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 36,755 762,299
a
Hotels, Restaurants & Leisure  —  1 .6%
Booking Holdings, Inc.
(a)
.................... 1,817 6,302,864
Darden Restaurants, Inc. ................... 6,221 1,061,987

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc. ....................... 1,817 $ 814,652
DoorDash, Inc. , Class A
(a)
................... 13,521 1,684,311
Hilton Worldwide Holdings, Inc. ............... 13,361 2,729,920
Hyatt Hotels Corp. , Class A .................. 2,318 356,022
Vail Resorts, Inc. ......................... 1,979 455,783
Yum! Brands, Inc. ........................ 14,605 2,021,624
15,427,163
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 15,623 2,334,701
Garmin Ltd. ............................. 7,976 1,095,504
NVR, Inc.
(a)
............................. 167 1,273,470
PulteGroup, Inc. ......................... 11,233 1,217,432
5,921,107
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 12,838 1,285,341
Clorox Co. (The) ......................... 6,464 990,996
Kimberly-Clark Corp. ...................... 17,608 2,133,561
4,409,898
a
Industrial REITs  —  0 .7%
Prologis, Inc. ............................ 48,142 6,415,884
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 28,925 2,335,404
American International Group, Inc. ............. 36,578 2,666,170
Aon PLC , Class A ........................ 10,431 3,296,092
Arch Capital Group Ltd.
(a)
................... 19,443 1,703,012
Arthur J Gallagher & Co. .................... 11,249 2,743,969
Assurant, Inc. ........................... 2,727 494,814
Brown & Brown, Inc. ....................... 12,604 1,061,383
Chubb Ltd. ............................. 21,257 5,349,749
Everest Group Ltd. ........................ 2,260 833,669
Hartford Financial Services Group, Inc. (The) ...... 15,670 1,501,813
Marsh & McLennan Companies, Inc. ............ 25,691 5,196,519
Principal Financial Group, Inc. ................ 12,422 1,004,443
Progressive Corp. (The) .................... 30,483 5,778,357
Prudential Financial, Inc. .................... 18,809 2,049,993
Travelers Companies, Inc. (The) ............... 11,901 2,629,645
Willis Towers Watson PLC ................... 5,352 1,459,009
40,104,041
a
IT Services  —  1 .4%
Akamai Technologies, Inc.
(a)
.................. 7,858 871,609
Cognizant Technology Solutions Corp. , Class A ..... 26,126 2,064,477
EPAM Systems, Inc.
(a)
...................... 3,006 915,026
Gartner, Inc.
(a)
........................... 4,060 1,890,174
GoDaddy, Inc. , Class A
(a)
.................... 7,002 799,278
MongoDB, Inc. , Class A
(a)
................... 3,761 1,683,348
Okta, Inc. , Class A
(a)
....................... 8,234 883,508
Snowflake, Inc. , Class A
(a)
................... 14,584 2,745,876
Twilio, Inc. , Class A
(a)
...................... 8,962 534,046
VeriSign, Inc.
(a)
.......................... 4,788 935,048
13,322,390
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 6,869 345,442
a
Life Sciences Tools & Services  —  2 .4%
Agilent Technologies, Inc. ................... 15,267 2,097,075
Avantor, Inc.
(a)
........................... 35,242 868,363
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,129 367,919
Bio-Techne Corp. ......................... 8,240 606,217
Charles River Laboratories International, Inc.
(a)
..... 2,672 679,196
Danaher Corp. .......................... 36,575 9,258,595
Security Shares Value
a
Life Sciences Tools & Services (continued)
Illumina, Inc.
(a)
........................... 8,274 $ 1,156,953
IQVIA Holdings, Inc.
(a)
...................... 9,509 2,350,244
Mettler-Toledo International, Inc.
(a)
............. 1,131 1,410,606
Repligen Corp.
(a)
......................... 2,763 535,994
Revvity, Inc. ............................ 6,430 704,664
Waters Corp.
(a)
.......................... 3,080 1,039,254
West Pharmaceutical Services, Inc. ............ 3,855 1,381,478
22,456,558
a
Machinery  —  4 .5%
Caterpillar, Inc. .......................... 26,526 8,858,623
CNH Industrial N.V. ....................... 52,143 623,109
Cummins, Inc. ........................... 7,385 1,983,685
Deere & Co. ............................ 13,859 5,059,228
Dover Corp. ............................ 7,289 1,205,455
Fortive Corp. ............................ 18,312 1,558,901
Graco, Inc. ............................. 8,794 802,540
IDEX Corp. ............................. 3,940 929,446
Illinois Tool Works, Inc. ..................... 15,676 4,109,463
Ingersoll Rand, Inc. ....................... 21,091 1,926,241
Nordson Corp. ........................... 2,823 749,930
Otis Worldwide Corp. ...................... 21,325 2,032,273
PACCAR, Inc. ........................... 27,253 3,022,085
Parker-Hannifin Corp. ...................... 6,695 3,584,838
Pentair PLC ............................ 8,613 670,005
Snap-on, Inc. ........................... 2,749 757,789
Stanley Black & Decker, Inc. ................. 7,989 713,338
Toro Co. (The) ........................... 5,413 499,674
Westinghouse Air Brake Technologies Corp. ....... 9,335 1,318,942
Xylem, Inc. ............................. 12,561 1,595,875
42,001,440
a
Media  —  1 .3%
Charter Communications, Inc. , Class A
(a) (b)
........ 5,010 1,472,589
Comcast Corp. , Class A .................... 209,229 8,965,463
Interpublic Group of Companies, Inc. (The) ....... 19,955 626,587
Omnicom Group, Inc. ...................... 10,313 911,566
Sirius XM Holdings, Inc.
(b)
................... 40,248 177,896
12,154,101
a
Metals & Mining  —  0 .3%
Cleveland-Cliffs, Inc.
(a)
..................... 26,305 547,144
Reliance, Inc. ........................... 2,995 962,054
Steel Dynamics, Inc. ....................... 8,010 1,071,898
2,581,096
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 26,057 497,428
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 8,602 1,072,927
Boston Properties, Inc. ..................... 7,768 502,745
1,575,672
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 12,104 1,798,412
Kenvue, Inc. ............................ 89,800 1,706,200
3,504,612
a
Pharmaceuticals  —  0 .7%
Catalent, Inc.
(a)
.......................... 9,412 539,684
Jazz Pharmaceuticals PLC
(a)
................. 3,116 370,493
Royalty Pharma PLC , Class A ................ 19,783 600,216
Zoetis, Inc. , Class A ....................... 23,922 4,744,450
6,254,843
a

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 21,431 $ 5,381,967
Booz Allen Hamilton Holding Corp. , Class A ....... 6,794 1,003,542
Broadridge Financial Solutions, Inc. ............ 6,129 1,247,742
Dayforce, Inc.
(a) (b)
......................... 7,728 539,105
Paychex, Inc. ........................... 16,873 2,068,967
Paycom Software, Inc. ..................... 2,830 516,164
Paylocity Holding Corp.
(a)
................... 2,352 396,571
Robert Half, Inc. ......................... 5,526 444,290
TransUnion ............................. 10,091 783,364
Verisk Analytics, Inc. ....................... 7,555 1,827,555
14,209,267
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 15,881 1,459,305
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 16,934 626,727
AvalonBay Communities, Inc. ................ 7,399 1,309,845
Camden Property Trust ..................... 5,563 525,592
Invitation Homes, Inc. ...................... 31,885 1,086,322
Mid-America Apartment Communities, Inc. ........ 6,080 764,135
4,312,621
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 35,122 694,011
Regency Centers Corp. .................... 9,136 565,975
Simon Property Group, Inc. .................. 16,999 2,518,232
3,778,218
a
Semiconductors & Semiconductor Equipment  —  23 .8%
Advanced Micro Devices, Inc.
(a)
............... 84,173 16,205,828
Analog Devices, Inc. ....................... 25,857 4,959,890
Applied Materials, Inc. ..................... 43,302 8,730,549
Broadcom, Inc. .......................... 23,172 30,134,954
Enphase Energy, Inc.
(a) (b)
.................... 7,116 903,803
Entegris, Inc.
(b)
.......................... 7,823 1,051,098
First Solar, Inc.
(a) (b)
........................ 5,288 813,770
Intel Corp. ............................. 219,668 9,456,707
KLA Corp. .............................. 7,082 4,832,049
Lam Research Corp. ...................... 6,867 6,442,963
Lattice Semiconductor Corp.
(a)
................ 7,192 550,979
Marvell Technology, Inc. .................... 45,044 3,227,853
Microchip Technology, Inc. ................... 28,191 2,371,991
Micron Technology, Inc. ..................... 57,518 5,211,706
Monolithic Power Systems, Inc. ............... 2,497 1,797,940
NVIDIA Corp. ........................... 128,695 101,813,188
NXP Semiconductors NV ................... 13,430 3,353,874
ON Semiconductor Corp.
(a)
.................. 22,440 1,770,965
Qorvo, Inc.
(a)
............................ 5,072 580,998
QUALCOMM, Inc. ........................ 58,250 9,191,267
Skyworks Solutions, Inc. .................... 8,333 874,298
Teradyne, Inc. ........................... 7,966 825,198
Texas Instruments, Inc. ..................... 47,320 7,918,056
223,019,924
a
Software  —  8 .4%
Adobe, Inc.
(a)
............................ 23,551 13,195,154
ANSYS, Inc.
(a)
........................... 4,527 1,512,788
Aspen Technology, Inc.
(a)
.................... 1,459 282,886
Atlassian Corp. , Class A
(a) (b)
.................. 8,077 1,675,331
Autodesk, Inc.
(a) (b)
......................... 11,146 2,877,563
Bentley Systems, Inc. , Class B ................ 11,112 570,823
BILL Holdings, Inc.
(a)
....................... 5,007 317,093
Cadence Design Systems, Inc.
(a)
.............. 14,175 4,314,586
Confluent, Inc. , Class A
(a)
................... 9,806 332,129
Crowdstrike Holdings, Inc. , Class A
(a)
............ 11,867 3,846,688
Security Shares Value
a
Software (continued)
Datadog, Inc. , Class A
(a)
.................... 14,232 $ 1,870,939
DocuSign, Inc.
(a)
......................... 10,626 566,047
Dropbox, Inc. , Class A
(a)
.................... 13,443 321,960
Dynatrace, Inc.
(a)
......................... 14,274 707,277
Fair Isaac Corp.
(a)
......................... 1,294 1,643,264
Fortinet, Inc.
(a)
........................... 34,009 2,350,362
Gen Digital, Inc. .......................... 30,045 645,667
HubSpot, Inc.
(a)
.......................... 2,492 1,542,075
Intuit, Inc. .............................. 14,586 9,668,914
Manhattan Associates, Inc.
(a)
................. 3,207 812,429
Palo Alto Networks, Inc.
(a)
................... 16,428 5,101,715
PTC, Inc.
(a)
............................. 6,222 1,138,688
Roper Technologies, Inc. .................... 5,566 3,031,967
Samsara, Inc. , Class A
(a)
.................... 8,966 309,775
ServiceNow, Inc.
(a)
........................ 10,681 8,238,683
Splunk, Inc.
(a)
........................... 8,340 1,302,875
Synopsys, Inc.
(a)
......................... 7,918 4,542,794
Tyler Technologies, Inc.
(a)
................... 2,195 959,522
UiPath, Inc. , Class A
(a)
..................... 20,159 478,776
Unity Software, Inc.
(a) (b)
..................... 12,870 377,348
Workday, Inc. , Class A
(a)
.................... 10,889 3,208,553
Zscaler, Inc.
(a)
........................... 4,638 1,122,257
78,866,928
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 24,288 4,829,912
Crown Castle, Inc. ........................ 22,598 2,484,424
Digital Realty Trust, Inc. .................... 15,780 2,316,662
Equinix, Inc. ............................ 4,891 4,347,219
Iron Mountain, Inc. ........................ 15,213 1,196,350
Public Storage ........................... 8,245 2,340,508
SBA Communications Corp. , Class A ............ 5,621 1,176,082
18,691,157
a
Specialty Retail  —  4 .7%
AutoZone, Inc.
(a)
......................... 901 2,708,424
Bath & Body Works, Inc. .................... 11,184 511,109
Best Buy Co., Inc. ........................ 10,100 816,888
CarMax, Inc.
(a) (b)
.......................... 8,228 650,012
Home Depot, Inc. (The) .................... 51,857 19,737,293
Lowe's Companies, Inc. .................... 29,966 7,211,917
Ross Stores, Inc. ......................... 17,542 2,613,056
TJX Companies, Inc. (The) .................. 59,381 5,887,032
Tractor Supply Co. ........................ 5,633 1,432,585
Ulta Beauty, Inc.
(a)
........................ 2,530 1,387,857
Williams-Sonoma, Inc. ..................... 3,174 747,572
43,703,745
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 67,714 1,031,284
NetApp, Inc. ............................ 10,735 956,703
Seagate Technology Holdings PLC ............. 10,354 963,440
Western Digital Corp.
(a)
..................... 16,894 1,004,686
3,956,113
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 1,344 1,203,673
Lululemon Athletica, Inc.
(a)
................... 5,993 2,799,270
4,002,943
a
Trading Companies & Distributors  —  1 .0%
Fastenal Co. ............................ 29,772 2,173,654
Ferguson PLC ........................... 10,603 2,242,004
United Rentals, Inc. ....................... 3,531 2,447,936
Watsco, Inc. ............................ 1,764 695,228

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 29, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 2,327 $ 2,265,241
9,824,063
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 10,146 1,202,707
a
Total Long-Term Investments — 99.6%
(Cost: $ 794,180,211 ) ................................ 932,927,778
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(c) (d) (e)
...................... 7,919,176 $ 7,923,136
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.30%
(c) (d)
............................ 2,178,434 2,178,434
a
Total Short-Term Securities — 1.1%
(Cost: $ 10,098,599 ) ................................. 10,101,570
Total Investments — 100.7%
(Cost: $ 804,278,810 ) ................................ 943,029,348
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (6,155,603)
Net Assets — 100.0% ................................. $ 936,873,745
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/29/24
  Shares Held
at 02/29/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,467,489 $ — $ (6,547,222)
(a)
$ 1,579 $ 1,290 $ 7,923,136 7,919,176 $ 39,482
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,047,206 1,131,228
(a)
— — — 2,178,434 2,178,434 35,496 —
BlackRock, Inc. .. 4,082,047 1,577,638 (78,309) 12,347 694,162 6,287,885 7,750 60,335 —
$ 13,926 $ 695,452
$ 16,389,455
$ 135,313 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 5 03/15/24 $ 1,276 $ 40,058
E-Mini Technology Select Sector Index ....................................................... 4 03/15/24 836 10,011
$ 50,069

Schedule of Investments
(unaudited) (continued)
February 29, 2024
iShares
®
ESG Advanced MSCI USA ETF
18
2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 50,069 $ — $ — $ — $ 50,069
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 76,591 $ — $ — $ — $ 76,591
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 24,171 $ — $ — $ — $ 24,171
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,365,708
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 932,927,778  $ —  $ —  $ 932,927,778
Short-Term Securities
Money Market Funds ...................................... 10,101,570  —  —  10,101,570
$ 943,029,348  $ —  $ —  $ 943,029,348
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 50,069  $ —  $ —  $ 50,069
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

19
Financial Statements
Statements of Assets and Liabilities
(unaudited)
February 29, 2024
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 1,937,526,716  $ 926,639,893
Investments, at value — affiliated
(c)
........................................................................ 12,917,843  16,389,455
Cash ............................................................................................ 27,481  —
Cash pledged:
Futures contracts .................................................................................. 381,000  132,000
Receivables:
Investments sold .................................................................................. 8,269,083  32,398,466
Securities lending income — affiliated .................................................................... 4,260  7,461
Capital shares sold ................................................................................. —  36,300
Dividends — unaffiliated ............................................................................. 2,715,486  844,618
Dividends — affiliated ............................................................................... 19,310  6,492
Due from broker ................................................................................... —  197,240
Variation margin on futures contracts ..................................................................... 33,719  20,062
Total assets .......................................................................................
1,961,894,898  976,671,987
LIABILITIES
Collateral on securities loaned ........................................................................... 406,202  7,920,858
Payables:
Investments purchased .............................................................................. 11,572,268  31,806,117
Capital shares redeemed ............................................................................. 54,279  —
Investment advisory fees ............................................................................. 122,136  71,267
Total liabilities ......................................................................................
12,154,885  39,798,242
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 1,949,740,013  $ 936,873,745
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,552,199,341  $ 792,740,948
Accumulated earnings ................................................................................ 397,540,672  144,132,797
NET ASSETS ......................................................................................
$ 1,949,740,013  $ 936,873,745
NET ASSET VALUE
Shares outstanding .................................................................................. 32,175,000  21,500,000
Net asset value ..................................................................................... $ 60.60  $ 43.58
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 206,684  $ 7,768,581
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,624,504,543  $ 788,586,456
(c)
Investments, at cost — affiliated ........................................................................ $ 11,763,007  $ 15,692,354

20
2024
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended February 29, 2024
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 16,032,547  $ 5,121,007
Dividends — affiliated .............................................................................. 248,211  95,831
Interest — unaffiliated .............................................................................. 11,399  6,246
Securities lending income — affiliated — net ............................................................... 21,171  39,482
Foreign taxes withheld ............................................................................. (3,805) (4,638)
Total investment income ..............................................................................
16,309,523  5,257,928
EXPENSES
Investment advisory ............................................................................... 842,831  387,393
Total expenses .................................................................................... 842,831  387,393
Net investment income ...............................................................................
15,466,692  4,870,535
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (12,834,607) 2,805,161
Investments — affiliated ........................................................................... 19,223  1,603
Futures contracts ............................................................................... 282,280  76,591
In-kind redemptions — unaffiliated
(a)
................................................................... 92,448,939  33,454,547
In-kind redemptions — affiliated
(a)
.................................................................... 511,515  12,323
80,427,350  36,350,225
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 187,588,029  107,521,570
Investments — affiliated ........................................................................... 882,070  695,452
Futures contracts ............................................................................... 146,229  24,171
188,616,328  108,241,193
Net realized and unrealized gain ........................................................................
269,043,678  144,591,418
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 284,510,370  $ 149,461,953
(a)
See Note 2 of the Notes to Financial Statements.

21
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Period From
06/06/23
(a)
to 08/31/23
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................ $ 15,466,692  $ 7,650,854  $ 4,870,535  $ 8,992,143
Net realized gain ............................................ 80,427,350  572,163  36,350,225  1,566,048
Net change in unrealized appreciation (depreciation) .................... 188,616,328  125,731,038  108,241,193  117,603,944
Net increase in net assets resulting from operations .......................
284,510,370  133,954,055  149,461,953  128,162,135
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .............
(20,364,584)
(c)
—  (5,940,716)
(c)
(8,675,446)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .....
(613,451,472) 2,165,091,644  70,358,417  14,324,978
NET ASSETS
Total increase (decrease) in net assets ............................... (349,305,686) 2,299,045,699  213,879,654  133,811,667
Beginning of period ............................................
2,299,045,699  —  722,994,091  589,182,424
End of period ................................................
$ 1,949,740,013  $ 2,299,045,699  $ 936,873,745  $ 722,994,091
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

22
2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition
MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................................................
$ 53.28  $ 50.07
Net investment income
(b)
............................................................................. 0 .39  0 .18
Net realized and unrealized gain
(c)
.......................................................................
7 .41  3 .03
Net increase from investment operations ....................................................................
7 .80  3 .21
Distributions from net investment income
(d)
................................................................... ( 0 .48 )
(e)
—
Net asset value, end of period ..........................................................................
$ 60.60  $ 53.28
Total Return
(f)
– –
Based on net asset value ..............................................................................
14.76%
(g)
6 .41%
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0 .08%
(i)
0 .08%
(i)
Net investment income ................................................................................
1 .47%
(i)
1 .48%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 1,949,740  $ 2,299,046
Portfolio turnover rate
(j)
................................................................................
17% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Six Months
Ended
02/29/24
(unaudited)
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period .....................
$ 36.79  $ 30.93  $ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
............................. 0 .24  0 .45  0 .42  0 .38  0 .06
Net realized and unrealized gain (loss)
(c)
...................
6 .84  5 .85  ( 7 .20 ) 8 .99  3 .55
Net increase (decrease) from investment operations ............
7 .08  6 .30  ( 6 .78 ) 9 .37  3 .61
Distributions
(d)
– – – – –
From net investment income .......................... ( 0 .29 )
(e)
( 0 .44 ) ( 0 .39 ) ( 0 .30 ) —
From net realized gains .............................. —  —  —  ( 0 .01 ) —
Total distributions ...................................
( 0 .29 ) ( 0 .44 ) ( 0 .39 ) ( 0 .31 ) —
Net asset value, end of period ..........................
$ 43.58  $ 36.79  $ 30.93  $ 38.10  $ 29.04
Total Return
(f)
– – – – –
Based on net asset value ..............................
19.38%
(g)
20.65% (17.95) % 32.53% 14.20%
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses .....................................
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .10%
(i)
Net investment income ................................
1 .25%
(i)
1 .39% 1 .23% 1 .09% 1 .16%
(i)
Supplemental Data
Net assets, end of period (000) ..........................
$ 936,874  $ 722,994  $ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(j)
................................
17% 12% 24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
24
2024
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA ................................................................................... Non-diversified
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) (continued)
26
2024
iShares Semi-Annual Report to Shareholders
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Climate Conscious & Transition MSCI USA
J.P. Morgan Securities LLC ..................................... $ 26,230  $ (26,230) $ —  $ —
RBC Capital Markets LLC ...................................... 179,842  (179,842) —  —
Toronto-Dominion Bank ........................................ 612  (612) —  —
$ 206,684  $ (206,684)
$ —
$ —
a
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... 34,470  (34,470) —  —
Barclays Capital, Inc. ......................................... 886,542  (886,542) —  —
BNP Paribas SA ............................................. 1,007,792  (984,943) —  22,849
Citadel Clearing LLC .......................................... 676,477  (676,477) —  —
HSBC Bank PLC ............................................ 1,876,896  (1,874,381) —  2,515
J.P. Morgan Securities LLC ..................................... 1,444,737  (1,444,737) —  —
Morgan Stanley ............................................. 1,204,689  (1,204,689) —  —
Scotia Capital (USA), Inc. ...................................... 107,570  (107,570) —  —
Toronto-Dominion Bank ........................................ 529,408  (524,614) —  4,794
$ 7,768,581  $ (7,738,423)
$ —
$ 30,158
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA .................................................................................. $ 7,631
ESG Advanced MSCI USA ............................................................................................. 11,447
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .............................................. $ 164,034,420  $ 238,936,427  $ (9,998,016)
ESG Advanced MSCI USA ......................................................... 37,546,983  38,489,356  (531,395)

Notes to Financial Statements
(unaudited) (continued)
28
2024
iShares Semi-Annual Report to Shareholders
7. Purchases and Sales
For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 29, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 361,970,870  $ 367,473,732
ESG Advanced MSCI USA ........................................................................... 134,278,678  135,223,657
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 252,893,747  $ 862,656,592
ESG Advanced MSCI USA ........................................................................... 221,304,554  152,046,738
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Climate Conscious & Transition MSCI USA .................................................................................
$ —
ESG Advanced MSCI USA ............................................................................................
(29,981,927)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA ............................ $ 1,636,267,556  $ 343,976,394  $ (29,629,034) $ 314,347,360
ESG Advanced MSCI USA ....................................... 806,265,510  184,062,648  (47,248,741) 136,813,907

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the funds and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
Six Months Ended
02/29/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
(a)
Shares sold ............................................... 4,725,000  $ 254,096,555  43,275,000  $ 2,171,705,502
Shares redeemed ........................................... (15,700,000) (867,548,027) (125,000) (6,613,858)
(10,975,000) $ (613,451,472) 43,150,000  $ 2,165,091,644
ESG Advanced MSCI USA
Shares sold ............................................... 5,350,000  $ 222,237,651  2,400,000  $ 75,640,973
Shares redeemed ........................................... (3,500,000) (151,879,234) (1,800,000) (61,315,995)
1,850,000  $ 70,358,417  600,000  $ 14,324,978
(a)
The Fund commenced operations on June 6, 2023.

Notes to Financial Statements
(unaudited) (continued)
30
2024
iShares Semi-Annual Report to Shareholders
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
(unaudited)
31
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Climate Conscious & Transition MSCI USA ETF and iShares ESG Advanced MSCI USA ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
32
2024
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
February 29, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Climate Conscious & Transition MSCI USA
(a)
$ 0 .434464  $ —  $ 0 .042041  $ 0 .476505  91% — % 9% 100%
ESG Advanced MSCI USA
(a)
........... 0 .269259  —  0 .024584  0 .293843  92 — 8 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information
33
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
34
2024
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-824-0224
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

     (b) Not Applicable

Item 2.   Code of Ethics.

Not applicable to this semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	April 19, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 19, 2024